Securities Act Registration No. 333-118237
                                       Investment Act Registration No. 811-04063

--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.    --     [ ]
                   Post-Effective Amendment No.   10     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No.                   53    [X]

                                CARILLON ACCOUNT
                                   Registrant


                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                    1876 Waycross Road, Cincinnati, OH 45240
                                 (513) 595-2600

                            ------------------------

            John M. Lucas                         Copy to:
        Second Vice President,                            Ann D. Diers
    Associate Counsel and Secretary            Second Vice President & Associate Counsel
The Union Central Life Insurance Company            Ameritas Life Insurance Corp.
         1876 Waycross Road                               5900 "O" Street
       Cincinnati, Ohio 45240                         Lincoln, Nebraska 68510
            513-595-2826                                    402-467-7847
 Name and Address of Agent for Service


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.


   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ___________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: "Advantage VA III" Flexible Premium Deferred Variable Annuity

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902
                                   PROSPECTUS
          "Advantage VA III" Flexible Premium Deferred Variable Annuity CARILLON ACCOUNT of THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity Contract (the "Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity Contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated to our general account, and accumulate on a guaranteed, fixed basis, or to the Carillon Account, one of our variable annuity separate accounts where Accumulation Values are not guaranteed and vary with the performance of one or more underlying Funds. Similarly, the amount of any Variable Annuity Benefit Payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Carillon Account is divided into "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios* consist of:

AIM V.I. Basic Value I                 Fidelity(R) VIP Contrafund(R) SC2              Summit Balanced Index**
AIM V.I. Capital Appreciation I        Fidelity(R) VIP Equity-Income SC2              Summit EAFE International Index**
AIM V.I. Global Real Estate I          Fidelity(R) VIP High Income SC2                Summit Inflation Protected Plus I**
AIM V.I. International Growth I        Fidelity(R) VIP Mid Cap SC2                    Summit Barclays Capital Aggregate Bond
Alger American Capital Appreciation O  FTVIPT Templeton Growth Securities 2              Index**
Alger American MidCap Growth O         MFS(R) VIT High Income IC                      Summit Lifestyle ETF Aggressive**
American Century VP Income &           MFS(R) VIT New Discovery IC                    Summit Lifestyle ETF Conservative**
   Growth I                            MFS(R) VIT Research International IC           Summit Lifestyle ETF Target**
American Century VP International I    MFS(R) VIT Total Return IC                     Summit Nasdaq-100 Index**
American Century VP Mid Cap Value I    MFS(R) VIT Utilities IC                        Summit Natural Resources**
American Century VP Value I            Neuberger Berman AMT Regency I                 Summit Russell 2000 Small Cap Index I**
Ameritas Core Strategies**             Oppenheimer Capital Appreciation/VA Non-       Summit S&P 500 Index**
Ameritas Small Capitalization**           Service                                     Summit S&P MidCap 400 Index I**
Calvert Income**                       Oppenheimer Global Securities/VA Non-Service   Summit Zenith**
Calvert Social Equity**                Oppenheimer Main Street(R)/VA Non-Service      T. Rowe Price Blue Chip Growth II
DWS Capital Growth VIP A               PIMCO VIT Total Return Administrative          Third Avenue Value
DWS Dreman Small Mid Value VIP A       Seligman Communications & Information 2        UIF Core Plus Fixed Income I
DWS Global Thematic VIP A              Seligman Smaller-Cap Value 2                   UIF Emerging Markets Equity I
DWS Money Market VIP A                                                                UIF U.S. Real Estate I

     * Short cites are used in this list. See "The Funds" section for complete Fund and Portfolio names.
     ** Affiliates. See Note, page 10.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2009 and is incorporated herein by reference. The SAI Table of Contents is located on the last page of this prospectus. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number. Information and reports are also available on the SEC's website at http://www.sec.gov.

The SEC has not approved or disapproved the Contracts. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please Read This Prospectus Carefully and Retain It for Future Reference.

                       The date of this prospectus is May 1, 2009.


                                    VA III-1

                                TABLE OF CONTENTS

DEFINITIONS.................................................................3
SUMMARY.....................................................................4
   The Contract and the Investment Options..................................4
   Premiums.................................................................5
   Surrenders...............................................................5
   Transfers................................................................5
   Annuity Benefit Payments.................................................5
   Charges..................................................................5
SUMMARY OF EXPENSES.........................................................6
FINANCIAL INFORMATION.......................................................7
   Accumulation Unit Values.................................................7
   Financial Statements.....................................................7
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT...............8
   The Union Central Life Insurance Company.................................8
   Carillon Account.........................................................8
   The Funds................................................................8
   Adding, Deleting, or Substituting Variable Investment Options...........10
CHARGES AND OTHER DEDUCTIONS...............................................11
   Administration Fees.....................................................11
   Mortality and Expense Risk Charge.......................................11
   Surrender Charge (Contingent Deferred Sales Charge).....................11
     Terminal Illness/Confinement..........................................12
     Other Waivers or Reductions of Surrender Charge.......................12
   Premium Taxes...........................................................13
   GLWB Rider Charge.......................................................13
   Fund Expenses...........................................................13
THE CONTRACT...............................................................13
   Purchasing a Contract...................................................14
   Premiums................................................................14
   Crediting of Accumulation Units.........................................14
   Value of Accumulation Units.............................................14
   Self-Service Access to Information and Services.........................15
   Transfers...............................................................16
   Special Transfers - Dollar Cost Averaging...............................18
   Portfolio Rebalancing Plan..............................................19
   Interest Sweep Plan.....................................................19
   Model Asset Allocation Program..........................................19
   Surrenders..............................................................21
   Personal Income Plan....................................................22
   Loans  (403(b) PLANS ONLY)..............................................22
   Guaranteed Lifetime Withdrawal Benefit  ("GLWB")........................22
BENEFITS UNDER THE CONTRACT................................................28
   Death Benefits..........................................................28
   Annuity Benefit Payments................................................29
     Variable Annuity Benefit Payments.....................................29
     Fixed Annuity Benefit Payments........................................29
THE GUARANTEED ACCOUNT.....................................................31
   General Description.....................................................31
   Guaranteed Account Accumulations........................................31
   Surrenders..............................................................32
   Transfers...............................................................32
GENERAL MATTERS............................................................32
   Designation of Beneficiary..............................................32
   10-Day Right to Examine Contract........................................33
   Contract Owner's Inquiry................................................33

                                    VA III-2

   Contract Owner's Reports................................................33
FEDERAL INCOME TAX MATTERS.................................................33
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS.............................35
DISTRIBUTION OF THE CONTRACTS..............................................35
VOTING RIGHTS..............................................................36
FINANCIAL STATEMENTS.......................................................36
LEGAL PROCEEDINGS..........................................................36
IMSA.......................................................................37
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................37
APPENDIX A - ACCUMULATION UNIT VALUES......................................38
APPENDIX B - IRA DISCLOSURE STATEMENT......................................41
APPENDIX C - DISCLAIMERS...................................................49

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this prospectus, and, if given or made, such other information or representations must not be relied upon.

                                   DEFINITIONS

Accumulation Unit--A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

Accumulation Value--The sum of the values of your Contract's Guaranteed Account and Variable Account.

Adjusted Sum of Premium Payments--the amount of your minimum guaranteed death benefit prior to the Maturity Date, in the event that your Accumulation Value is lower than the amount of premiums you have paid at the time we receive Due Proof of Death. The Adjusted Sum of Premium Payments is determined as follows: (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulation Value was decreased by that surrender.

Annuitant--A person whose life determines the duration of annuity benefit payments involving life contingencies.

Beneficiary--The person you designate to receive the Contract's death benefit.

Carillon Account--One of our variable annuity separate accounts. Carillon Account is divided into Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value--Your Contract's Accumulation Value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual Contract fee and premium taxes not previously deducted.

Contract--The Contract we issue to you.

Contract Date--The date we issue your Contract.

Contract Owner ("You")-- the person designated as the owner in the Contract or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year--A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death--One of the following:
     o    A certified copy of a death certificate;
     o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
     o    A written statement by a medical doctor who attended the deceased; or
     o    Any other proof satisfactory to us.

Fixed Annuity Benefit Payments--Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

                                   VA III-3

The Funds--Funds, one or more investment Portfolios of which are purchased by Carillon Account. Currently the Funds are as follows: AIM Variable Insurance Funds, The Alger American Fund, American Century Investments, Calvert Variable Series, Inc., DWS Variable Series I, DWS Variable Series II, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust (SM), Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Seligman Portfolios, Inc., Summit Mutual Funds, Inc., T. Rowe Price Equity Series, Inc., Third Avenue Variable Series Trust, and The Universal Institutional Funds, Inc.

Guaranteed Account--The portion (if any) of your Contract's Accumulation Value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options--The Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 9.

Maturity Date--The date on which the Pay-out Period commences (i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts--Contracts that do not qualify for special federal income tax treatment.

Pay-in Period--The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period--The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio--A separate investment portfolio of one of the Funds.

Qualified Contracts--Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount--A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account--The portion of your Contract's Accumulation Value that is invested in one or more Subaccounts of Carillon Account.

Variable Annuity Benefit Payments--Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                                     SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:
     o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
     o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
     o    qualified annuity plans described in Section 403(a) of the Code;
     o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
     o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (Regular, SEP and Simple
          IRAs) and 408A (Roth IRA) of the Code;
     o government deferred compensation plans pursuant to Section 457 of the Code;
     o    other qualified plans; and
     o    nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their Beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

                                   VA III-4

You may allocate your Contract's Accumulation Value among the Contract's Investment Options, which consist of the Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 9. Allocations to the Guaranteed Account are subject to limitations described in this prospectus.

Your Contract's Accumulation Value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of Variable Annuity Benefit Payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at no less than the guaranteed rate, which varies according to state law and is stated in your Contract.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its Accumulation Value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code). Certain surrenders may be subject to a surrender charge and a tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law (see page 33).

Transfers

During the Pay-in Period, you may transfer your Accumulation Value among the Subaccounts or between the Subaccounts and the Guaranteed Account. Transfers generally must be at least $300. Up to twelve transfers may be made each Contract Year without charge. However, we reserve the right to charge a transaction charge (currently $10) for each transfer in excess of that number. You may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to the Subaccounts each Contract Year. You may transfer up to 30% of your total Variable Account value (as of the first day of the Contract Year) to the Guaranteed Account each Contract Year after the first Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your Variable Annuity Benefit Payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and Variable Annuity Benefit Payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and you are a natural person and are still living, you will be treated as the Annuitant until you choose a new Annuitant. If you die before the Maturity Date, then we will pay your Beneficiary a death benefit equal to the greater of:
     o    the Contract's Accumulation Value, or
     o    the Adjusted Sum of Premium Payments.
If you are a non-natural entity and the Annuitant dies we will pay the Beneficiary.

     o The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Contract, regardless of the Contract's Accumulation Value, until your death or the death of the last surviving Covered Person.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first Contract Year the surrender charge is 8% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the fourth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

                                   VA III-5

We deduct a Contract fee of $50 per year from your Contract's Accumulation Value during the Pay-in Period. We will waive the annual Contract fee for any year in which the Accumulation Value of your Contract is $50,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administration fee at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.50% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

Each Subaccount's underlying Portfolio has investment advisory fees and expenses. They are described in each Fund's prospectus. A Portfolio's fees and expenses are not deducted from your Contract value. Instead, they are reflected in the daily value of Portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the Portfolio's investment advisory and operating expenses.

                               SUMMARY OF EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among Investment Options)
   o    SALES LOAD IMPOSED ON PURCHASES (as a percentage of purchase
        payments)..........................................................None
   o    STATE PREMIUM TAXES (rates vary by state) (1)............... 0% to 3.5%
   o SURRENDER CHARGE (Contingent Deferred Sales Charge) (as a percentage of amount surrendered) (2)

          Contract Year of surrender       1      2       3      4    Thereafter
          Applicable Charge                8%     7%      6%     5%        0%

   o    MAXIMUM TRANSFER FEE.............................................$15 (3)
   o    MAXIMUM LOAN INTEREST RATE (the maximum rate is also the current rate)................................................................6%

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including Portfolio fees and expenses)
   o    ANNUAL CONTRACT FEE..............................................$50 (4)
   o VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Accumulation Value)
    ------------------------------------------------- ------------ ------------
    CHARGE                                            MAXIMUM      CURRENT
    ------------------------------------------------- ------------ ------------
    Mortality and Expense Risk Charge                     2.00%        1.50%
    ------------------------------------------------- ------------ ------------
    Administration Fee                                    0.25%        0.25%
    ------------------------------------------------- ------------ ------------
    TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES                2.25%        1.75%
    ------------------------------------------------- ------------ ------------

3. OPTIONAL RIDER/ENDORSEMENT FEATURE FEES (Deducted monthly from Contract's Accumulation Value to equal the annual % shown)
   o GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") FEES (as a percentage of average Accumulation Value)
        The charge will be deducted from the Contract's Accumulation Value monthly during the Accumulation and Withdrawal Phases. There are no fees during the Inactive Phase.

    ------------------------------------------------------------------ --------------- ---------------
                                                                           MAXIMUM         CURRENT
    ------------------------------------------------------------------ --------------- ---------------
    Single Life                                                            0.95%           0.95%
    ------------------------------------------------------------------ --------------- ---------------
    Joint Spousal - for non-qualified plans only (5)                       1.10%           1.10%
    ------------------------------------------------------------------ --------------- ---------------
* Current rates are effective for GLWB Riders activated on or after May 1, 2009. Rates for GLWB
Riders activated prior to May 1, 2009 remain at a charge of 0.60% for Single Life and 0.75% for Joint
Spousal, which is subject to change as described in the CHARGES AND OTHER DEDUCTIONS section.

(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future.
(2) Partial surrenders totaling up to 10% of a Contract's Accumulation Value may be made each Contract Year without the surrender charge being assessed.
(3) During the Pay-in Period, up to twelve transfers may be made each Contract Year without charge. The current charge is $10 per transfer.
(4) Waived for any year in which the Contract's Accumulation Value is $50,000 or more on the last day of the Contract Year. This charge applies only during the Pay-In Period.
(5) The Joint Spousal option is not available for Contracts issued in New York.

                                   VA III-6

4. UNDERLYING FUND EXPENSES - The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. The fees and expenses shown, before and after any contractual waivers or reductions in effect through at least April 20, 2010, are for the fiscal year ended December 31, 2008. They include management fees, distribution and/or service 12b-1 fees, and other expenses. Expenses of the Portfolios may be higher in the future. More detail concerning each Portfolio's fees and expenses is contained in the Portfolio's prospectus.
     ------------------------------------------------- ----------- -----------
      TOTAL ANNUAL FUND OPERATING EXPENSES               Minimum     Maximum
     ------------------------------------------------- ----------- -----------
      Before any Contractual Waivers or Reimbursements    0.46%       5.78%
     ------------------------------------------------- ----------- -----------
      After any Contractual Waivers or Reimbursements     0.38%       1.62%
     ------------------------------------------------- ----------- -----------

5. The EXAMPLES that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity Contracts. These costs include maximum Contract Owner transaction expenses, Contract fees, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                      -------------------------------------------------------------------------------------------------
                     Surrender Contract at the end    Annuitize Contract at the end        Contract is neither
                        of the time period. ($)          of the time period. ($)     surrendered nor annuitized.($)
-----------------------------------------------------------------------------------------------------------------------
EXAMPLE                  1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
Expenses- with GLWB      $1,705  $3,223  $4,312  $7,747    $942  $2,703  $4,312  $7,747    $942  $2,703  $4,312  $7,747
- joint spousal (1)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
Expenses- with GLWB      $1,692  $3,189  $4,260  $7,680    $928  $2,667  $4,260  $7,680    $928  $2,667  $4,260  $7,680
 - single life (1)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
 Expenses- without       $1,611  $2,972  $3,923  $7,228    $839  $2,434  $3,923  $7,228    $839  $2,434  $3,923  $7,228
   GLWB Rider (2)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Minimum Contract
    Expenses (3)         $1,084  $1,456  $1,380  $2,904    $266    $812  $1,380  $2,904    $266    $812  $1,380  $2,904
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------

(1) Maximum Contract Expense Fees. This example assumes maximum charges of 2.25% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life, 1.10% for joint spousal - the joint spousal option is not available for Contracts issued in New York), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolios (5.78%).
(2) Maximum Contract Expense Fees - without GLWB Rider. This example assumes maximum charges of 2.25% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolios (5.78%).
(3) Minimum Contract Expense Fees. This example assumes current charges of 1.75% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), plus the minimum fees and expenses after any waivers or reductions of any of the Portfolios (0.38%).

                              FINANCIAL INFORMATION

Accumulation Unit Values
We provide Accumulation Unit value history for each of the Variable Account variable investment options in APPENDIX A to this prospectus.

Financial Statements
Financial statements of the Subaccounts of the Variable Account ("Separate Account")and our company are included in the Statement of Additional Information ("SAI") for the Carillon Account. To learn how to get a copy of the SAI, see the front page of this prospectus.

                                    VA III-7

          THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

The Union Central Life Insurance Company

The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240, is an Ohio stock life insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia.

The Union Central Life Insurance Company is an indirect, wholly-owned subsidiary of UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company.

At the February 2009 Board of Directors meeting of The Union Central Life Insurance Company (the "Company"), the Company's Board, along with the respective Boards of UNIFI Mutual Holding Company, Ameritas Holding Company ("AHC"), and Ameritas Life Insurance Corp. ("Ameritas"), approved a repositioning between the Company and Ameritas whereby AHC will transfer the stock of the Company to Ameritas effective after the approvals of the Ohio Department of Insurance and the Nebraska Department of Insurance. In connection with the repositioning, the Company will also redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, the Company will become a wholly owned subsidiary of Ameritas.

                Carillon Account is one of our separate accounts.

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

   Each Subaccount of Carillon Account invests in a different Fund Portfolio.

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates independently and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the Portfolios which accompany this prospectus. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the variable investment options' underlying Portfolios. We do not make any representations about their future performance.

The Variable Account Subaccount underlying Portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying Portfolio. You should read the Fund's prospectus for an underlying Portfolio accompanying this prospectus for more information about that Portfolio, including detailed information about the Portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for Portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans.

                                    VA III-8

The Portfolios that are available through the Contract and their investment advisers are:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name                                              Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
               AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund, Series I -                       Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I -              Growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -                High total return through growth of capital and current
                                                            income.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -              Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
- Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.),
Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management,
Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset
Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and
Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio, Class O      Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio, Class O             Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               American Century Investments                    American Century Investment Management, Inc. (1)
                                                            American Century Global Investment Management, Inc. (2)
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I (1)       Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I (2)         Capital growth.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I (1)         Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I (1)                 Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio                          Long-term capital appreciation; current income
                                                            is secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset       Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio                                            Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio                                     Capital growth.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A       Long-term capital growth.

--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                  Long-term capital growth.

--------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                     Money market.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2    Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2    Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2      Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2          Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   Franklin Templeton Variable Insurance Products Trust                Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund, Class 2                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                      Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT High Income Series, Initial Class                Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class              Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class     Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class               Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                  Total return.
--------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I             Capital growth.
--------------------------------------------------------------------------------------------------------------------
            Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service       Capital appreciation.
Shares
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares      Total return.
--------------------------------------------------------------------------------------------------------------------
          PIMCO Variable Insurance Trust                        Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class          Total return.
--------------------------------------------------------------------------------------------------------------------
                 Seligman Portfolios, Inc.                            J. & W. Seligman & Co. Incorporated
--------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2  Capital gain.
--------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2               Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------

    Summit Mutual Funds, Inc.*                                     Calvert Asset Management Company, Inc.

--------------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio - Summit Investment         Index:  60% S&P 500; 40% Barclays Capital Aggregate
Partners, Inc. ("Summit")                                   Bond Index.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit          Inflation-adjusted income.
--------------------------------------------------------------------------------------------------------------------
Summit Barclays Capital Aggregate Bond Index Portfolio      Index: Barclays Capital Aggregate Bond Index.
- Summit
--------------------------------------------------------------------------------------------------------------------

                                    VA III-9

--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio   Target allocation - Aggressive.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio Target allocation - Conservative.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio       Target allocation - Moderate.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                  Index:  Nasdaq-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                 Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio - Summit      Index: Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                     Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Summit              Index: S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                 Growth.
--------------------------------------------------------------------------------------------------------------------
            Third Avenue Variable Series Trust                            Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------

          The Universal Institutional Funds, Inc.                 Morgan Stanley Investment Management Inc.,
                                                                      which does business as Van Kampen

--------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I               Total return.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I              Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                    Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
* The Fund, its investment adviser, and Summit are part of the UNIFI Mutual
Holding Company ("UNIFI"), the ultimate parent of Union Central. Also, Calvert
Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for the
Funds.

                    Portfolio performance is NOT guaranteed.

There is no assurance that any Portfolio will achieve its stated objective. Additional information about the investment objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.


An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceeding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

                   We may add, delete or modify the Portfolios
                         available under the Contract.

Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Variable Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Variable Account. We may add new Variable Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) derigistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

     We will notify you of any changes to the variable investment options.

                                   VA III-10

                          CHARGES AND OTHER DEDUCTIONS

         You pay a $50 Contract fee each Contract Year during the Pay-in
            Period if your Accumulation Value is less than $50,000.

Administration Fees

During the Pay-in Period, we will deduct a Contract fee of $50 from your Contract's Accumulation Value on the last day of each Contract Year for our expenses related to administration of your Contract. The annual Contract fee will be waived for any year in which the Accumulation Value of your Contract is $50,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual Contract fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total Accumulation Value. The full Contract fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the Contract fee will also be waived if the Accumulation Value of your Contract is $50,000 or more on the date of surrender.

We also deduct a daily administration fee at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction is guaranteed not to increase over the life of the Contract.

      We deduct asset-based charges each day at an annual rate of 0.25% for administering the Contracts and Carillon Account and 1.50% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 2.00%.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.50% of your Contract's Variable Account. This charge may increase but we guarantee that it will never be more than 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the Adjusted Sum of Premium Payments paid under the Contract should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the Contract fee, administration fee and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

       Surrender charges may be deducted upon surrender of your Contracts. 10% of your Accumulation Value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid.

Surrender Charge (Contingent Deferred Sales Charge)

If you surrender your Contract in the first four Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

   -------------------------------- ------ ------- ------- ------ -------------
   Contract Year of Surrender         1      2       3       4     Thereafter
   -------------------------------- ------ ------- ------- ------ -------------
   Applicable Surrender Charge       8%      7%      6%     5%         0%
   -------------------------------- ------ ------- ------- ------ -------------

                                   VA III-11

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, Personal Income Plan ("PIP") surrenders in a Contract Year totaling not more than 10% of the Accumulation Value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Ameritas Investment Corp. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Income Tax Matters.

             If state law allows, we will waive surrender charges if
          your surrender is because you have a terminal illness or are confined to a "qualified" health care institution.

Terminal Illness/Confinement

Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:
     o You must be a natural person (not a trust, corporation, or other legal entity).
     o You must have been an owner of the Contract continuously since the Contract Date.
     o You were not confined in a qualified institution at any time during the 60-day period just prior to the Contract Date.
     o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.
     o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
          o    medical treatment is available on a daily basis;
          o    and daily medical records are kept for each patient.

(2) You Contract a terminal illness after the Contract Date, subject to the following:
     o You must be a natural person (not a Trust, Corporation, or other legal entity).
     o You must have been an owner of the Contract continuously since the Contract Date.
     o    You have a life expectancy of less than 12 months.
     o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.
     o    "Physician" means a medical doctor licensed in the United States who:
          o    is operating within the scope of that license; and
          o    is not you and is not related to you.

          The surrender charge may be reduced in certain circumstances, including in connection with sales to groups or upon certain types of exchanges.

Other Waivers or Reductions of Surrender Charge

The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

                                   VA III-12

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:
     o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
     o a certificate (account) under certain of our group retirement annuity Contracts, or
     o    certain of our life insurance policies or annuity Contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Loan Interest

The interest rate charged on a loan balance is guaranteed not to exceed a maximum rate of 6%. This is also the current interest rate. The interest rate credited to the Accumulation Value that is collateral for the loan is 4%. Therefore, the net interest cost to the Contract Owner is 2% of the loan balance. (Loans are available only if your Contract is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law.)

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:
at the Maturity Date,
when a total surrender occurs, or
when premiums are paid (we do not currently deduct premium taxes when premiums are paid.)

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total Accumulation Value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

GLWB Rider Charge

The monthly charge for the Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is listed in the SUMMARY OF EXPENSES section of this prospectus. It is stated as a percentage that is multiplied by the Accumulation Value. The charge will be deducted from the Accumulation Value on each Monthly Anniversary beginning with the Rider Activation Date. Current rates (0.95% annually for Single Life or 1.10% annually for Joint Spousal) are effective for GLWB Riders activated on or after May 1, 2009. Rates for GLWB Riders activated prior to May 1, 2009 currently remain at a charge of 0.60% for Single Life and 0.75% for Joint Spousal, which is subject to change as described below. If you elect to activate the rider, the charges for the Contract and for the rider will be deducted on a pro-rata basis from all subaccounts in the asset allocation model you select. The rider charge is subject to change upon Rider Activation Date, rider anniversary, or upon reset as described in the Reset Feature section. The rider charge will not exceed the guaranteed maximum listed in the SUMMARY OF EXPENSES section. The rider charge will not be deducted after the Contract's Accumulation Value reduces to zero or if the rider is terminated.

           The Funds pay investment advisory fees and other expenses, such as distribution and administrative fees.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

                                  THE CONTRACT

The Contract has been filed with the state insurance departments in all states and will be made available in all states upon state insurance department approval, subject to certain state variations.

                                   VA III-13

                 Minimum premium payments are $25 for Qualified
                 Contracts and $50 for Nonqualified Contracts.

Purchasing a Contract

You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless you consent to our holding the premium for a longer period.

                  Subsequent premiums may be made at any time.

Premiums

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the minimums applicable to Qualified Contracts ($25) and Nonqualified Contracts ($50) with a maximum of $1 million. We reserve the right to waive the maximum amount.

Your premiums will be allocated among the Investment Options in accordance with your instructions. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the variable Investment Options; you may allocate up to 50% of any premium payment to the Guaranteed Account. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

                Accumulation Units are used to measure the value
                        of your Subaccount allocations.

Crediting of Accumulation Units

We credit premiums that you allocate to variable Investment Options in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each Subaccount by the Accumulation Unit value for the corresponding Subaccount for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's Accumulation Value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all Subaccounts credited to your Contract. Your Variable Account value in a Subaccount equals the number of Accumulation Units credited to that Subaccount times the value of the Accumulation Units for the Subaccount. For the value of the Guaranteed Account, see page 32.

           The values of Accumulation Units vary with the performance of corresponding Portfolios. The values of Accumulation
      Units are computed at the close of business on each "valuation date."

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

                                   VA III-14

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, except:
     o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed)); and
     o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
     o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
     o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
      o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and
(B) is:
     o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
     o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and
(C) is:
     o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to
          0.000047532 for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contract by visiting our website, www.unificompanies.com.

You will need your Contract number and taxpayer identification number to establish initial access to our client service center on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below (these rights can also be assigned to an Annuitant):

         choose electronic delivery of certain future mailings check Contract values verify address and Beneficiary information transfer balances among Subaccounts rebalance your Subaccount balances change your allocation of future premiums view statements and correspondence request a statement request service forms change your password

We reserve the right to modify, suspend or discontinue the Service Central online client service center at any time and without prior notice.

                                   VA III-15

          During the Pay-in Period, you may make 12 free transfers per
        Contract Year. Additional transfers cost $10 each. Transfers to and from the Guaranteed Account are subject to restrictions.

Transfers

During the Pay-in Period, you may transfer amounts among Subaccounts subject to the terms and restrictions imposed by your Contract and the Funds. You may transfer up to 20% of your Contract's value in the Guaranteed Account , or $1,000, whichever is greater, to the Subaccounts. You may transfer up to 30% of your Variable Account value to the Guaranteed Account. These transfer limits into and from the Guaranteed Account are calculated based on your Guaranteed Account and Variable Account values as of the first day of each Contract Year, and apply to any transfers during that Contract Year.

The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to twelve free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of twelve. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (Contract reserves for the specific variable annuity Contract involved) for the Variable Annuity Benefit Payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for Variable Annuity Benefit Payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your Accumulation Value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
     o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
     o an adverse effect on Portfolio management, such as impeding a Portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
     o    increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing, transferring in and out of the same Fund within 30 days and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a

                                   VA III-16

Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

Revoke your privileges to make transfers by telephone and internet; Limit your transfers to those requests made by regular U.S. mail;
We reserve the right to impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract Owners should be aware that we are contractually obligated to provide Contract Owner transaction data relating to trading activities to the underlying Funds on written request and, on receipt of written instructions from a Fund, to restrict or prohibit further purchases or transfers by Contract Owners identified by an underlying Fund as having engaged in transactions that violate the trading policies of the Fund.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance Contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable Investment Options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers among Subaccounts will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day.

                                   VA III-17

We will send you a written confirmation of all transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you.

         You may make transfers, including Portfolio Rebalancing, Dollar
               Cost Averaging, and Interest Sweep, by telephone.

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Ameritas Investment Corp. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, sending you written confirmation of such transactions, or recording of telephone transfer request instructions received from you. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

                 You may pre-arrange certain types of transfers,
                    including ones in connection with Dollar
                      Cost Averaging, Portfolio Rebalancing
                          and Interest Sweep programs.

Special Transfers - Dollar Cost Averaging
We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among Subaccounts. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Money Market Subaccount to other Subaccounts until the amount in your Money Market Subaccount is exhausted. The minimum amount of a DCA transfer is $100 and $25 per Subaccount. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to twelve transfers each Contract Year without charge.

                                   VA III-18

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it either by submitting a written application or by telephone request as described above. We reserve the right to alter the terms or suspend or eliminate the availability of the DCA program at any time.

Portfolio Rebalancing Plan

You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us either by submitting a written application or by telephone request as described above) the percentage levels you would like to maintain among the Subaccounts. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance your Variable Account to maintain the indicated percentages by transfers among the Subaccounts. The entire value of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan, or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan

If you have an allocation in the Guaranteed Account, you may elect (either by submitting a written application or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified Subaccounts. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

               Asset Allocation Programs are intended to mitigate
              investment risk. There is still a risk that investing
                      pursuant to a model will lose value.

Model Asset Allocation Program

We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Contract. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the Investment Options available in your Contract.

To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the Portfolios that comprise the models.

                                   VA III-19

To participate in the asset allocation program:
     o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Contract, Accumulation Value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Contract.
     o    You must complete the Morningstar Asset Allocator Questionnaire.
     o You must allocate all of your Accumulation Value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Accumulation Value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.

     o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Contract. For this reason, you will not be able to execute trades online if you participate in the Model Asset Allocation program. You will be required to talk to a Service Center representative if you are in the program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Model Asset Allocation program. Additional safeguards will apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).

     o If participation in the asset allocation program terminates, including by death of the Owner, Contract value will not be reallocated automaticlaly if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.
     o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other Portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what Portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have Portfolios offered through the Contract (these Portfolios may or may not be included in the models). We believe any potential risk of these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding Portfolios in the models.

The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain asset allocation models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You may contact our website or service center to learn more about these models. We may not delete any of these models if they are selected for Contracts issued in the State of New York. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the requirements of the rider.

There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on

                                   VA III-20

AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

          Full or partial surrenders give you access to your Contract's
                Accumulation Value. Surrender charges and penalty
                       taxes may apply to some surrenders.

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's Accumulation Value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. We will allow facsimile request forms and signatures to be used for the purpose of a written notice authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our Service Center fax number, 513-595-2500. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's Accumulation

Value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 33. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to
Section 403(b) of the Code, see Appendix B - IRA DISCLOSURE STATEMENT.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's Accumulation Value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire Accumulation Value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges, described at page 12. Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full Contract fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and Contract fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your Accumulation Value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

                                   VA III-21

           Personal Income Plans allow you to pre-arrange surrenders.

Personal Income Plan

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's Accumulation Value on a monthly, quarterly, semi-annual or annual basis, or authorizes us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your Accumulation Value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

Loans  (403(b) PLANS ONLY)

Loans are available for Tax Sheltered Annuities under IRC Section 403(b). Each loan must be:
         requested and repaid prior to the Maturity Date.
         at least $2,500 but not more than $50,000 (including the sum of the new loan and the highest outstanding loan balance(s) during the last 12 months).
         equal to or less than 50% of the cash value of the Guaranteed Account. repaid in substantially equal payments, at least quarterly, over a period of 5 years (10 years if used to acquire a primary residence). automatically defaulted and treated as a deemed distribution (or actual distribution, if circumstances allow) if scheduled payments are not received by the due date or within the grace period.

Guaranteed Lifetime Withdrawal Benefit  ("GLWB")

A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Contract at the time of issue if the Contract issue date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Contract Owner is age 50 - 85 (age 60 - 85 for Contracts issued in New
York). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Contract, regardless of the Contract's Accumulation Value, until the death of the last surviving Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50 (age 60 in New York).
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Contract's Accumulation Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s)*.
     o    The owner(s) of the Contract or;
     o The Annuitant(s) if the owner of the Contract is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected (the joint spousal option is not available in New York). Once the rider is activated, no changes to the Covered Persons will be permitted.
* Only one Covered Person is allowed for Contracts issued in New York. Therefore, for Contracts issued in New York, phrases such as "Covered Person(s)" or "last surviving Covered Person" refer to the Covered Person.

                                   VA III-22

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Contract Value. The highest Contract Accumulation Value on any Contract anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Contract Date.

Premium Accumulation Value. The sum of premiums paid accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase. (For Contracts issued in New York, the premiums paid and simple interest credited on the premiums paid for a period of time during the Accumulation Phase.) The period of time is a ten-year period beginning with the later of the Rider Activation Date or the most recent reset date.
The rate of interest is:
     o 5% for the Rider Year in which no withdrawal is taken (6% for Contracts issued in New York)
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Contract Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Contract Date, it is equal to the Contract's Accumulation Value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50 (age 60 in New York.)

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Contract anniversary. Subsequent Rider Years will coincide with Contract Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Contract's Accumulation Value of only the Contract to which the rider is attached, including the present value of additional benefits provided under the Contract and any other riders attached to the Contract to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

Inactive Phase

The following apply during the Inactive Phase:
     o No charges for the rider will be deducted from the Contract's Accumulation Value.
     o No restrictions are imposed on withdrawals other than those provided by the base Contract.
     o No restrictions are imposed on asset allocations other than those provided by the base Contract.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Contract Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.
The end of the Inactive Phase coincides with the Rider Activation Date.

Activation of Rider

Rider Activation Date
The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service form and your written consent granting AIC discretionary authority as described in the Model Asset Allocation Program section and below, but no earlier than the Youngest Age 50 (age 60 in New York). Before the rider is activated, any outstanding loan(s) must be repaid. Once the rider is activated, no Contract loans may be taken.

                                   VA III-23

Rider Charges
The monthly charge for the rider is listed on your Contract specifications page. The Guaranteed Maximum Charge is shown in the SUMMARY OF EXPENSES section of this prospectus and other information about the rider charges is discussed in the CHARGES AND OTHER DEDUCTIONS section.

Asset Allocation
Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Contract. By activating the rider, you agree that your Contract's Accumulation Value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your Contract's total Accumulation Value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

The conditions of the Model Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset allocation model best for you. AIC will not make this decision for you.

Premium payments made during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the subaccounts contained in the asset allocation model you select. All withdrawals will be deducted proportionally from the subaccounts in your asset allocation model.

We have the right to discontinue access to an asset allocation model. (We will not discontinue asset allocation models for Contracts issued in the State of New York.) If an asset allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable asset allocation model, we will transfer all funds from the discontinued asset allocation model to a default model as specified in the notice. You may later request to transfer your total Accumulation Value from the default model to any of the remaining asset allocation models.

We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Continuation of Rider by Surviving Spouse for Single Life Option
This section applies only to Contracts issued as tax non-qualified, or to Contracts issued as Regular, SEP, SIMPLE, or Roth IRAs. Continuation of the rider is not available to a surviving spouse when the single life option was selected and the Contract was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) and 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Contract in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a.   If the surviving spouse has not reached attained age 50 (age 60 in New
          York), the rider will become inactive and will enter the Inactive
          Phase.

     b.   If the surviving spouse has reached attained age 50 (age 60 in New
          York), the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Value will be set equal to the Contract's Accumulation Value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in this prospectus.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Contract in accordance with its terms, the surviving spouse may continue the Contract and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

                                   VA III-24

Accumulation Phase

Reset Feature
On each Contract anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Contract's Accumulation Value, if it is greater. (For Contracts issued in the State of New York, within 30 days prior to each Contract anniversary, during the accumulation phase, we will notify you of your option to reset. You will have the option to reset the Premium Accumulation Value to the Accumulation Value, if it is greater. If you do not instruct us to reset, the reset feature will be suspended for the current Contract Year. Your written notice to reset must be received by us no later than 10 days prior to the Contract anniversary.)

At the time of a reset:
     1.   A new 10-year period begins for:
          a.   Premium Accumulation Value; and,
          b. Comparison of anniversary Contract values to determine the Maximum Anniversary Contract Value.
     2. The charge for the rider will equal the charge in effect for new issues of the same rider.
The following conditions also apply at the time of a reset, except for those Contracts issued in New York:

     3. If the charge increases, we will notify you within 30 days prior to the Contract anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in this prospectus.

     4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Contract anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Contract Year. On each subsequent Contract anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals
You are permitted to make one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Contract Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase, as described below.

A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Contract Value in the same proportion that the withdrawal amount has to the Accumulation Value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Contract Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:
              a - (a * (b / c))

              where:
              a = Premium Accumulation Value or Maximum Anniversary Contract
                  Value prior to the withdrawal;
              b = withdrawal amount;
              c = Contract Accumulation Value prior to the withdrawal
Taking a withdrawal under this provision will reduce the annual rate of interest applicable to the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Contract Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base
The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Contract or the rider.

The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Contract Accumulation Value
     o    Premium Accumulation Value
     o    Maximum Anniversary Contract Value
The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

                                   VA III-25

Lifetime Withdrawal Benefit Amount
We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of the Contract's Accumulation Value, until the death of the last surviving Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Contract.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
      In all States other than New York:     In New York:
        o   4.0% - ages 50 through 54        o   4.5% - ages 60 through 64
        o   4.5% - ages 55 through 59        o   5.0% - ages 65 through 74
        o   5.0% - ages 60 through 64        o   5.5% - ages 75 through 79
        o   5.5% - ages 65 through 69        o   6.0% - ages 80 through 84
        o   6.0% - ages 70 through 74        o   7.0% - ages 85 through 89
        o   6.5% - ages 75 through 79        o   7.5% - age 90 and older
        o   7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base
Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Contract and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                       -
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Contract Accumulation Value immediately prior to the
                      withdrawal;
                  z = total amount of the current withdrawal.

A reduction in the Benefit Base will reduce the LWBA. No Excess Withdrawals will be allowed when the Contract's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base
On each Contract anniversary during the Withdrawal Phase, we will compare the Contract's Accumulation Value to the Benefit Base. If the Contract's Accumulation Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Contract's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums
Additional premium payments made during the Withdrawal Phase will:
     1. increase the Contract's Accumulation Value according to the provisions of the Contract; and,
     2.   increase the Benefit Base; and,
     3.   increase the LWBA.
Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Contract Year without our prior approval. Premium payments will not be accepted if the Contract's Accumulation Value is zero.

                                   VA III-26

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Contract's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Contract and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, the Beneficiary will select to receive either the Death Benefit as provided by the Contract and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Contract's Accumulation Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2.   the date there is a change of owner;
     3. the date annuity payments commence under an annuity income option as described in the Contract;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5.   the date any asset allocation requirement is violated;
     6. the date a loan is taken from the Contract, as applicable, during the Accumulation Phase or the Withdrawal Phase;
     7. the date the owner(s) provide us with written notice to terminate either the rider or the Contract.
(For Contracts issued in New York, except as otherwise provided under the Continuation of Rider by Surviving Spouse, this rider, the monthly fee, and every benefit this rider provides will terminate without value on the monthly activity date on which we execute your instruction to:
     1. change ownership or the covered person after moving to the Accumulation or Withdrawal Phases;
     2.   annuitize under an annuity option as described in the Contract;
     3. process an excess withdrawal such that the lifetime withdrawal benefit amount is less than $100;
     4.   violate any investment restriction in any manner;
     5. process a loan from the Contract, as applicable, during the accumulation phase or the withdrawal phase;
     6. terminate either this rider or the Contract according to written notice provided to us by the owner.)
If annuity payments are to commence under number 3 above (item 2 for New York), at the maximum Maturity Date the owner may select one of the following options:
     a. apply the Contract's Accumulation Value under an annuity income option described in the Contract, or
     b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

                                   VA III-27

                           BENEFITS UNDER THE CONTRACT

               During the Pay-in Period, a death benefit at least
                  equal to the Adjusted Sum of Premium Payments
               will be paid to your Beneficiary upon your death.

Death Benefits

If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new Annuitant. If you are not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary.

Subject to state insurance law, the death benefit will be the greater of:
     o the Contract's Accumulation Value on the date we receive Due Proof of Death and each of the Beneficiaries' elections or instructions for payment; or
     o    the Adjusted Sum of Premium Payments, determined as follows:
          o as of the day we receive a premium, the sum is increased by the amount of that premium; and
          o as of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulation Value was decreased by that surrender.

Note that, in a declining market, where the Accumulation Value of your Contract has gone down, any partial surrender may have a magnified effect on the reduction of the death benefit.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the account.

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a Beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's Beneficiary rights under federal tax laws.

If your Beneficiary dies before, at the same time as, or within 30 days after your death, we will treat the Beneficiary's death as though it occurred before yours.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 30.

                                   VA III-28

      You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it
               subsequently by giving us 30 days' written notice.

Annuity Benefit Payments

Maturity Date--You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:
     o at least one month after the Contract Date (thirteen months after in New Jersey and New York);
     o    the first day of a calendar month; and
     o no later than the Annuitant's 95th birthday (particular retirement plans and certain states may apply different standards).

Type of Income Payments--You may specify any proportion of your Contract's Accumulation Value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

          You select a Fixed or Variable Annuity Benefit Payment option at least 30 days prior to the Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's Accumulation Value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your Accumulation Value at maturity.

If the total Accumulation Value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the Accumulation Value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the Accumulation Value in a lump sum.

Variable Annuity Benefit Payments
If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments--The amount of Variable Annuity Benefit Payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:
     o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and
     o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because Variable Annuity Benefit Payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

                   Fixed annuity benefit payments are based on
                    interest credited at a guaranteed rate.

Fixed Annuity Benefit Payments
If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the Accumulation Value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable

                                   VA III-29
annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of Fixed Annuity Benefit Payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to Fixed Annuity Benefit Payments.

      A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two people.

Annuity Benefit Payment Options--You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:


Option 1: Life Annuity--

     o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

     o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

     o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

     o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity--

     o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

     o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for

                                   VA III-30
fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                             THE GUARANTEED ACCOUNT

           Interests in the Guaranteed Account are not securities and Union Central is not an investment company.

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets. You may elect to allocate up to 50% of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account, subject to a 30% cap per year as described on page 16. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law. Assets in the Guaranteed Account are subject to claims by creditors of the Company.

            We guarantee that amounts you allocate to the Guaranteed
                Account will accumulate at a rate of at least the
           guaranteed rate stated in your Contract. We may credit more than the guaranteed rate of interest at our discretion.

Guaranteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at a rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Any interest credited to the Guaranteed Account in excess of the minimum guaranteed rate stated in your Contract will be determined in our sole discretion.

We guarantee that, during the Pay-in Period, the Guaranteed Account of the Contract will be at least equal to:
     o    the total of all net premiums allocated to the Guaranteed Account;
          plus
     o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus
     o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus
     o the total of any administration and/or Contract fees attributable to the Guaranteed Account; minus
     o the total of all partial surrenders from the Guaranteed Account (including any surrender charge); plus

                                   VA III-31

     o interest accumulated in the Guaranteed Account (the minimum guaranteed interest rate varies according to state law and is stated in your Contract).

            You may surrender all or part of your Guaranteed Account
             during the Pay-in Period, but we may delay paying your
                     surrender proceeds for up to 6 months.

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 22.

    Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed
   Account (as of the first day of the Contract Year) or $1,000, whichever is greater, may be so transferred in a Contract Year.

Transfers

Amounts may be transferred from the Guaranteed Account and Subaccounts, at any time during the Pay-in Period, and from the Subaccounts to the Guaranteed Account at any time during the Pay-in Period, after the first Contract Year. During the Pay-in Period, beginning with the second Contract Year, you may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to one or more Subaccounts each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

                                 GENERAL MATTERS

                 You designate a Beneficiary to receive benefits
                    upon your death during the Pay-In Period
            or the death of the Annuitant during the Pay-Out Period.

Designation of Beneficiary

The Beneficiary is the person (or persons) you designate as such in your application and is the person to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Contract application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Contract will terminate, or to continue the Contract in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Contract was issued under an Internal Revenue Code Section 401, 403(b), or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

              In the first 10 days after you receive your Contract,
                   you may return it and receive a refund from which surrender charges are not deducted.

                                   VA III-32

10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of the Contract's Accumulation Value; however, where required by certain states, or if your Contract was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Contract's Accumulation Value, whichever amount is greater.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at (800) 319-6902, or writing c/o Annuity Administration, P.O. Box 40888, Cincinnati, Ohio 45240.

Contract Owner's Reports

Each calendar year quarter you will receive a report at your last known address showing the following information, as of the end of the current report period:
Accumulation Value; Cash Surrender Value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also receive an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated Accumulation Value. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                           FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions.

You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period
An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Contract until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals
Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Contract is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;

                                   VA III-33

     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

Taxation of Annuity Payments
Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity Contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds
A death benefit paid under the Contract is taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Contract must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers
An assignment or pledge of an annuity Contract is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Contract.

Tax Treatments by Type of Owner
A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Contract is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Contract under a terminated qualified plan. You should consult your tax adviser before purchasing a Contract to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Contract is designed for use with various qualified plans, including:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

The Contract will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as

                                   VA III-34
individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Contract issued under a qualified plan.

The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract.

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers of Contracts until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our service center is available to assist you with any of your contract needs.

Tax Impact on Account Value
Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

                 TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity Contract issued under the ORP only upon:
     o termination of employment in the Texas public institutions of higher education,
     o    retirement, or
     o    death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

                      We pay brokers to sell the Contracts.

                          DISTRIBUTION OF THE CONTRACTS

Ameritas Investment Corp. ("AIC"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska, is the principal underwriter for the Contracts. Carillon Investments, Inc. ("CII"), formerly the principal underwriter for the Contracts, was merged into AIC in 2006. CII was and AIC continues to be an affiliate of Union Central. AIC is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. We will pay an amount no more than 5% of premiums received during the first year of the Contract to a registered representative, based on which commission option is selected by the registered representative or his or her broker-dealer. You will find more information about the commission options available to registered representatives in the Statement of Additional Information. When the surrender charges are reduced, the amount paid to registered representatives will be less than 5% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.

                                   VA III-35

From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2008 the list included the following firms: Cambridge Investment Research, Inc., Commonwealth Financial Network, Harbour Investment, Inc., Investacorp, Inc., Investors Capital Corp., LPL Financial Services, and Sigma Financial Corporation. These distribution expenses do not result in any additional charges under the Contract other than those described in this prospectus' CHARGES AND OTHER DEDUCTIONS section.

AIC receives fees in the form of 12b-1 fees. The following Funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Funds to pay fees out of Fund assets attributable to class 12b-1 shares to those who sell and distribute Fund shares. AIC receives 0.25% from FTVIPT Templeton Growth Securities Fund, Class 2, 0.25% from Seligman Communications and Information Portfolio (Class 2), and 0.19% from Seligman Smaller-Cap Value Portfolio (Class 2). In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support and marketing services.

                    You instruct us how to vote Fund shares.

                                  VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's Accumulation Value attributable to a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder meeting. We will vote Fund shares held in Carillon Account as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

                                LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the Variable Account, or that is material in relation to our total assets or the obligations of our principal underwriter.

                                   VA III-36

                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................2
OTHER INFORMATION............................................................2
SERVICES.....................................................................2
DISTRIBUTION OF CONTRACTS....................................................2
CALCULATION OF PERFORMANCE...................................................3
DETERMINATION OF ANNUITY PAYMENTS............................................4
MISCELLANEOUS CONTRACT PROVISIONS............................................5
MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
OFFERED THROUGH AMERITAS INVESTMENT CORP. ("AIC")............................6
CUSTODY OF CARILLON ACCOUNT'S ASSETS.........................................7
INDEPENDENT AUDITORS AND REGISTERED PUBLIC ACCOUNTING FIRM...................7
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL (following Page 7)

                                   VA III-37

                      APPENDIX A - ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)
                            Period ended December 31,

   The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the last page to learn how to get a copy of the Statement of Additional Information.)

   --------------------------------------------------------------- ----------- -------------------- ----------------
   FUND                                                                              Number of
   Subaccount Name                                                                 Accumulation       Accumulation
                                                                       Year            Units           Unit Value
                                                                                   outstanding,
                                                                                   end of period
   --------------------------------------------------------------- ----------- -------------------- ----------------
   AIM VARIABLE INSURANCE FUNDS
   --------------------------------------------------------------- ----------- -------------------- ----------------
   AIM V.I. Basic Value Fund, Series I (1)                              2008               24,594            $6.11
                                                                        2007               22,655           $12.89
                                                                        2006               11,902           $12.92
                                                                        2005                2,204           $11.61
                                                                        2004                  449           $11.17
   --------------------------------------------------------------- ----------- -------------------- ----------------
   AIM V.I. Capital Appreciation Fund, Series I (1)                     2008               40.884            $7.68
                                                                        2007               43,979           $13.59
                                                                        2006               38,248           $12.34
                                                                        2005               22,088           $11.81
                                                                        2004                3,548           $11.04
   -------------------------------------------------------------- ------------ -------------------- ----------------
   AIM V.I. Global Real Estate Fund, Series I (4)                       2008                   NA
   -------------------------------------------------------------- ------------ -------------------- ----------------
   AIM V.I. International Growth Fund, Series I (3)                     2008                5,398            $6.24
   -------------------------------------------------------------- ------------ -------------------- ----------------
   THE ALGER AMERICAN FUND
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Alger American Capital Appreciation Portfolio, Class O (1)           2008               27,863           $10.55
                                                                        2007               26,331           $19.57
                                                                        2006               14,688           $14.92
                                                                        2005                5,266           $12.72
                                                                        2004                    0           $11.31
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Alger American MidCap Growth Portfolio, Class O (1)                  2008              147,047            $7.17
                                                                        2007               76,632           $17.51
                                                                        2006               36,801           $13.55
                                                                        2005               22,909           $12.51
                                                                        2004                    0           $11.59
   --------------------------------------------------------------- ----------- -------------------- ----------------
   AMERICAN CENTURY INVESTMENTS
   --------------------------------------------------------------- ----------- -------------------- ----------------
   American Century VP Income & Growth Fund, Class I (1)                2008               33,763            $8.19
                                                                        2007               24,434           $12.75
                                                                        2006               22,855           $12.98
                                                                        2005               14,066           $11.28
                                                                        2004                7,076           $10.97
   --------------------------------------------------------------- ----------- -------------------- ----------------
   American Century VP International Fund, Class I (1)                  2008               34,919            $9.71
                                                                        2007               31,342           $17.91
                                                                        2006               27,986           $15.44
                                                                        2005               15,831           $12.56
                                                                        2004                  447           $11.29
   --------------------------------------------------------------- ----------- -------------------- ----------------
   American Century VP Mid Cap Value Fund, Class I (3)                  2008               91,064            $7.61
   --------------------------------------------------------------- ----------- -------------------- ----------------
   American Century VP Value Fund, Class I (1)                          2008               65,968            $8.94
                                                                        2007               78,016           $12.42
                                                                        2006               46,718           $13.32
                                                                        2005               30,319           $11.42
                                                                        2004                5,160           $11.06
   --------------------------------------------------------------- ----------- -------------------- ----------------
   CALVERT VARIABLE SERIES, INC.
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Ameritas Core Strategies Portfolio (2)                               2008              524,932            $5.88
                                                                        2007               81,423           $10.04
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Ameritas Small Company Equity Portfolio (4)                          2008                   NA
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Income Portfolio (2)                                                 2008              605,746            $8.84
                                                                        2007                    0           $10.18
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Social Equity Portfolio (3)                                          2008                    0                0
   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS VARIABLE SERIES I
   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS Capital Growth VIP Portfolio, Class A (1)                        2008               23,570            $9.03
                                                                        2007               13,428           $13.70
                                                                        2006               11,525           $12.39
                                                                        2005                6,396           $11.61
                                                                        2004                    0           $10.84
   --------------------------------------------------------------- ----------- -------------------- ----------------

                                   VA III-38

   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS VARIABLE SERIES II
   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (3)            2008               82,405            $7.00
   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS Global Thematic VIP Portfolio, Class A (3)                       2008                    0                0
   --------------------------------------------------------------- ----------- -------------------- ----------------
   DWS Money Market VIP Portfolio, Class A (1)                          2008              481,662           $10.80
                                                                        2007              199,818           $10.71
                                                                        2006              111,544           $10.38
                                                                        2005              108,769           $10.09
                                                                        2004                1,648           $10.00
   --------------------------------------------------------------- ----------- -------------------- ----------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 (2)         2008               26,744            $6.22
                                                                        2007               74,645           $11.05
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 (2)         2008              106,516            $5.32
                                                                        2007               64,194            $9.47
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Fidelity(R) VIP High Income Portfolio, Service Class 2 (2)           2008              214,453            $7.19
                                                                        2007               18,741            $9.78
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (4)               2008                   NA
   --------------------------------------------------------------- ----------- -------------------- ----------------
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Templeton Growth Securities Fund, Class 2 (1)                        2008               17,585            $8.11
                                                                        2007               21,194           $14.31
                                                                        2006               19,851           $14.23
                                                                        2005               11,710           $11.88
                                                                        2004                  527           $11.11
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VARIABLE INSURANCE TRUST(SM)
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VIT High Income Series, Initial Class (1)                     2008               73,570            $7.86
                                                                        2007               77,011           $11.19
                                                                        2006               57,328           $11.19
                                                                        2005               31,782           $10.31
                                                                        2004               10,292           $10.27
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VIT New Discovery Series, Initial Class (1)                   2008               51,293            $7.97
                                                                        2007               51,690           $13.37
                                                                        2006               39,172           $13.27
                                                                        2005               20,131           $11.93
                                                                        2004                  718           $11.53
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VIT Research International Series, Initial Class (3)          2008              449,331            $5.86
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VIT Total Return Series, Initial Class (1)                    2008               31,509            $9.27
                                                                        2007               36,104           $12.11
                                                                        2006               31,854           $11.83
                                                                        2005               31,650           $10.76
                                                                        2004                  376           $10.64
   --------------------------------------------------------------- ----------- -------------------- ----------------
   MFS(R) VIT Utilities Series, Initial Class (3)                       2008                  639            $6.33
   --------------------------------------------------------------- ----------- -------------------- ----------------
   NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Neuberger Berman AMT Regency Portfolio, Class I (3)                  2008                    0                0
   --------------------------------------------------------------- ----------- -------------------- ----------------
   OPPENHEIMER VARIABLE ACCOUNT FUNDS
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares (1)     2008               12,152            $7.14
                                                                        2007               11,155           $13.34
                                                                        2006                6,991           $11.89
                                                                        2005                2,109           $11.21
                                                                        2004                    0           $10.85
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Oppenheimer Global Securities Fund/VA, Non-Service Shares (1)        2008               46,568            $9.20
                                                                        2007               49,445           $15.65
                                                                        2006               45,348           $14.98
                                                                        2005               23,042           $12.95
                                                                        2004                2,449           $11.53
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Oppenheimer Main Street(R) Fund/VA, Non-Service Shares (1)           2008               20,745            $7.96
                                                                        2007               24,862           $13.16
                                                                        2006               20,223           $12.83
                                                                        2005               10,234           $11.35
                                                                        2004                  866           $10.89
   --------------------------------------------------------------- ----------- -------------------- ----------------
   PIMCO VARIABLE INSURANCE TRUST
   --------------------------------------------------------------- ----------- -------------------- ----------------
   PIMCO Total Return Portfolio, Administrative Class (4)               2008                   NA
   --------------------------------------------------------------- ----------- -------------------- ----------------
   SELIGMAN PORTFOLIOS, INC.
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Seligman Communications and Information Portfolio, Class 2 (1)       2008                6,715           $10.48
                                                                        2007                8,221           $16.77
                                                                        2006                6,396           $14.82
                                                                        2005                2,216           $12.36
                                                                        2004                  499           $11.70
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Seligman Smaller-Cap Value Portfolio, Class 2 (1)                    2008               64,791            $7.86
                                                                        2007               73,893           $13.24
                                                                        2006               69,040           $12.96
                                                                        2005               40,263           $10.90
                                                                        2004               12,464           $11.57
   --------------------------------------------------------------- ----------- -------------------- ----------------

                                   VA III-39

   --------------------------------------------------------------- ----------- -------------------- ----------------
   SUMMIT MUTUAL FUNDS, INC.
   --------------------------------------------------------------- ----------- -------------------- ----------------

   Summit Balanced Index Portfolio (1)                                  2008               12,447            $9.46
                                                                        2007               10,302           $12.27
                                                                        2006               10,419           $11.67
                                                                        2005                3,432           $10.69
                                                                        2004                    0           $10.56
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit EAFE International Index Portfolio (1)                        2008              107,010            $9.38
                                                                        2007              109,923           $16.65
                                                                        2006               54,985           $15.39
                                                                        2005               20,769           $12.47
                                                                        2004                  844           $11.27
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Inflation Protected Plus Portfolio (3)                        2008               85,192            $9.40
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Barclays Capital Aggregate Bond Index Portfolio (1)           2008              100,691           $11.23
                                                                        2007               66,713           $10.72
                                                                        2006               43,231           $10.16
                                                                        2005               22,510            $9.97
                                                                        2004                1,727            $9.99
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Lifestyle ETF Market Strategy Aggressive Portfolio (3)        2008                3,965            $7.33
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Lifestyle ETF Market Strategy Conservative Portfolio (3)      2008                1,721            $8.61
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Lifestyle ETF Market Strategy Target Portfolio (3)            2008                2,304            $7.57
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit NASDAQ-100 Index Portfolio (1)                                2008               33,103            $7.83
                                                                        2007               21,487           $13.72
                                                                        2006                9,784           $11.78
                                                                        2005                7,066           $11.23
                                                                        2004                1,418           $11.29
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Natural Resources Portfolio (2)                               2008               27,142            $6.66
                                                                        2007                1,143           $11.30
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Russell 2000 Small Cap Index Portfolio (1)                    2008               130,900            $8.41
                                                                        2007               121,823           $12.96
                                                                        2006               111,119           $13.49
                                                                        2005                76,085           $11.67
                                                                        2004                 5,805           $11.41
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit S&P 500 Index Portfolio (1)                                   2008               217,086            $8.13
                                                                        2007               197,994           $13.15
                                                                        2006               169,181           $12.73
                                                                        2005               123,875           $11.23
                                                                        2004                13,391           $10.93
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit S&P MidCap 400 Index Portfolio (1)                            2008               195,560            $8.82
                                                                        2007               204,482           $14.16
                                                                        2006               180,018           $13.42
                                                                        2005               114,725           $12.44
                                                                        2004                16,965           $11.31
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Summit Zenith Portfolio (1)                                          2008               445,975            $8.24
                                                                        2007                85,327           $13.86
                                                                        2006                78,912           $13.91
                                                                        2005                37,135           $11.50
                                                                        2004                 5,496           $10.94
   --------------------------------------------------------------- ----------- -------------------- ----------------
   T. ROWE PRICE EQUITY SERIES, INC.
   --------------------------------------------------------------- ----------- -------------------- ----------------
   T. Rowe Price Blue Chip Growth Portfolio-II (3)                      2008               416,665            $6.11
   --------------------------------------------------------------- ----------- -------------------- ----------------
   THIRD AVENUE VARIABLE SERIES TRUST
   --------------------------------------------------------------- ----------- -------------------- ----------------
   Third Avenue Value Portfolio (2)                                     2008               118,695            $4.86
                                                                        2007                28,404            $8.79
   --------------------------------------------------------------- ----------- -------------------- ----------------
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   --------------------------------------------------------------- ----------- -------------------- ----------------
   UIF Core Plus Fixed Income Portfolio, Class I (1)                    2008                80,081            $9.59
                                                                        2007               163,550           $10.87
                                                                        2006                88,534           $10.48
                                                                        2005                47,458           $10.28
                                                                        2004                10,406           $10.04
   --------------------------------------------------------------- ----------- -------------------- ----------------
   UIF Emerging Markets Equity Portfolio, Class I (3)                   2008               139,384            $4.60
   --------------------------------------------------------------- ----------- -------------------- ----------------
   UIF U. S. Real Estate Portfolio, Class I (1)                         2008               130,892            $8.71
                                                                        2007                76,132           $14.28
                                                                        2006                79,832           $17.52
                                                                        2005                65,506           $12.91
                                                                        2004                 5,064           $11.23
   --------------------------------------------------------------- ----------- -------------------- ----------------

1 Commencement of operations was October 18, 2004, with a beginning Accumulation Unit value of $10.00.
2 Commencement of operations was May 1, 2007, with a beginning Accumulation Unit value of $10.00.
3 Commencement of operations was May 1, 2008, with a beginning Accumulation Unit value of $10.00.
4 Commencement of operations was May 1, 2009, with a beginning Accumulation Unit value of $10.00.

                                   VA III-40

                      APPENDIX B - IRA DISCLOSURE STATEMENT

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Contract no later than the seventh day after issuance to us at:
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                             Telephone: 513-595-2728
                    8:15 a.m.- 4:30 p.m. (Eastern Time Zone)


Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer if required by state law, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Contract is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Contract is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Contract must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70
1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and 2009), or 100% of your earned income or compensation, whichever is less. If you are age 50 (age 60 in New York) or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income. The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

                                   VA III-41

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:
                        Married Filing Jointly       Single/Head of Household
                        ----------------------       ------------------------
           Year                  AGI                          AGI
           ----
           2004           $65,000 - $  75,000          $45,000 - $55,000
           2005           $70,000 - $  80,000          $50,000 - $60,000
           2006           $75,000 - $  85,000          $50,000 - $60,000
           2007           $80,000 - $ 100,000          $50,000 - $60,000
           2008           $85,000 - $ 105,000          $53,000 - $63,000
           2009           $89,000 - $ 109,000          $55,000 - $65,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $166,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $166,000 and $176,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular
IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a Beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year;

                                   VA III-42
and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met coordinating it with other IRAs you may own. Failure to take the RMD could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary.*

If you die before the Required Distribution Date, your designated Beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named Beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named Beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper Beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated Beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the Beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper Beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.*

Tax Consequences
Amounts paid to you or your Beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA.
Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

* Note: Required minimum distributions ("RMD") from IRAs are waived for the calendar year 2009, because of tax law changes signed into law December 23, 2008 (the Workers, Retiree and Employer Recovery Act of 2008). See IRS Notice 2009-9 or your tax advisor for more information.

                                   VA III-43

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, below.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.**

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.**

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA, respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $166,000. Your ability to contribute to your Roth IRA is phased out at $176,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

** See Note page 43.

                                   VA III-44

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Accumulation value will continue to be distributed to your designated Beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated Beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.***

If the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

*** See Note page 43.

                                   VA III-45

General Information and Restrictions for All IRAs
-------------------------------------------------
Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or as a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth
IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Any Contract loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Contract loans may be taken.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Contract. The variable annuity Contract, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN
----------------------
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                   VA III-46

                 TAX SHELTERED ANNUITY Under IRC Section 403(b)

The Contract may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' SUMMARY OF EXPENSES and CHARGES AND OTHER DEDUCTIONS sections describe applicable costs. You should refer to the Contract and Riders for a full description of the benefits and charges of purchasing the Contract for an IRC 403(b) plan.

NOTICE REGARDING EXCHANGES
--------------------------
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) until an information sharing agreement is in place with your employer. Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
-------------
Contributions under the Contract must be remitted by the Employer. You may, with our agreement, (i) transfer to the Contract any amount held under a Contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a Contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a Contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Contract are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $16,500 for 2009. Unless this Contract is purchased under an ERISA Plan, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Contract and all other 403(b), 401(k), or SIMPLE plans, Contracts or arrangements with your Employer. If contributions to the Contract inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Contract withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5500 for 2009. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Contract to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Contract to comply with IRC Section 403(b) or the Plan.

DISTRIBUTIONS
-------------
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Contract Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Accumulation value in the case of salary reduction contributions will only be permitted:
          o       upon the Owner's separation of service;
          o       after the Owner's age 59 1/2;
          o       due to disability within the meaning of IRC Section 72(m)(7);
          o       due to financial hardship.
          o       qualified reservist distribution.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Contract, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

                                   VA III-47

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-Trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Contract pursuant to IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Contract, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Contract distributions permitted and made on account of a hardship.

If Contract annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Contract made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002 and 2004, respectively.

Required Minimum Distribution payments for this Contract must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Contract may be made from this Contract or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Contract's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Accumulation value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Accumulation value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a Beneficiary, then the Accumulation value may be paid over the life or life expectancy of the named Beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named Beneficiary is your spouse, the date that payments must begin under (a) above will not be before
          (i) December 31 of the calendar year which follows the year of your death or, if later,
          (ii) December 31 of the calendar year in which you would have reached age 70 1/2.****

CONVERSION OF A 403(b) CONTRACT TO A NON-403(b) QUALIFIED CONTRACT

Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Contract assets into another tax-qualified annuity Contract, including an Individual Retirement Annuity Contract. Should you desire to exercise such a roll over, you may elect to convert your existing 403(b) Contract with us into an IRA Contract. Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Contract with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

**** See Note page 43.

                                   VA III-48

                            APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. ("Summit Funds"). The Summit S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Funds prospectus.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and "Nasdaq-100 Index" have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                                   VA III-49

                                CARILLON ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

           1876 Waycross Road - Cincinnati, Ohio 45240 - 513-595-2600

                    STATEMENT OF ADDITIONAL INFORMATION FOR:

                   VA I, VA II, VA II SA, and ADVANTAGE VA III
                  Flexible Premium Deferred Variable Annuities

                                   May 1, 2009
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Accordingly, this Statement should be read in conjunction with the current Prospectus for your Contract dated May 1, 2009, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 513-595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.



                                TABLE OF CONTENTS

                                                                            Page


General Information and History................................................2
Other Information..............................................................2
Services.......................................................................2
Distribution of Contracts......................................................2
Calculation of Performance.....................................................3
Determination of Annuity Payments..............................................4
Miscellaneous Contract Provisions..............................................5
Morningstar(R) Asset Allocator Model Asset Allocation Program offered through Ameritas Investment Corp. ("AIC") ...................................6
Custody of Carillon Account's Assets...........................................7
Independent Auditors and Registered Public Accounting Firm.....................7
Financial Statements of Carillon Account and of Union Central (following Page 7)

Carillon Account                        1

                         GENERAL INFORMATION AND HISTORY

Carillon Account is a separate investment account of The Union Central Life Insurance Company ("we, us, our, Union Central"). We are a stock life insurance company organized under the insurance laws of the State of Ohio since 1887. We are engaged in the business of issuing life insurance and annuities, disability insurance, retirement plans and 401(k) plans throughout the United States. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, group dental and vision insurance, financial planning, banking, and public financing. For a complete list of the UNIFI companies and their products and services, visit the UNIFI web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

                                OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts described in this Statement of Additional Information. Not all information set forth in the registration statements is addressed in the prospectus or this Statement. Information in the prospectus and this Statement is intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Carillon" or you may review and copy them (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                                    SERVICES

Affiliates of Union Central provide administrative services to Union Central relating to policies offered by its separate accounts, including Carillon Account (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Union Central. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Union Central relating to the Registrant and its variable annuities under the terms of the Agreement, Union Central paid the following amounts to the listed affiliates in the last three years:

                                  ----------------------------------------
AFFILIATE:                         YEAR:     2006       2007       2008
--------------------------------- ------- ---------- ---------- ----------
Ameritas Life Insurance Corp.               $262,174 $1,259,705   $993,735
--------------------------------- ------- ---------- ---------- ----------
Acacia Life Insurance Company                $14,740    $26,615   $103,138
--------------------------------------------------------------------------

Matters of state and federal law pertaining to the Policies have been reviewed by the UNIFI legal staff.

                            DISTRIBUTION OF CONTRACTS

The Underwriter for the Contracts is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also serves as the underwriter for other separate accounts and distributor for other variable annuity contracts and variable life insurance policies. AIC is a majority-owned subsidiary of our UNIFI affiliate, Ameritas Life Insurance Corp.

Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of AIC (formerly the distributor was Carillon Investments, Inc., an affiliate of Union Central which merged into AIC July 1, 2006), or another broker-dealer member of the Financial Industry Regulatory Authority.

Carillon Account                        2

As principal underwriter of the Carillon Account beginning July 1, 2006, the following distribution fees were paid to Ameritas Investment Corp., by Union
Central:

                               Year                  Amount

                               2008                $3,515,177

                               2007                $3,262,257
                               2006                $1,416,034

As principal underwriter of the Carillon Account through June 30, 2006, the following distribution fees were paid to Carillon Investments, Inc., by Union Central.
                               Year                  Amount
                               2006                $1,641,312



                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the SEC.

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely

Carillon Account                        3
approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of securities held by the portfolio and the portfolio's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

                        DETERMINATION OF ANNUITY PAYMENTS

The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

Carillon Account                        4

The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

Annuity Unit Value - The value of an Annuity Unit in each Subaccount was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments
Union Central will pay all amounts due under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
     (2)  An  emergency  exists  as  defined  by  the  Securities  and  Exchange
          Commission;
     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or
     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating
The VA II, VA II SA and Advantage VA III Contracts are issued on a participating basis, and as such are eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contracts. The VA I is non-participating.

Misstatement and Proof of Age, Sex or Survival
Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements
Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments
The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

Carillon Account                         5

No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification
Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate

Carillon Account                          6
your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment adviser under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                      CUSTODY OF CARILLON ACCOUNT'S ASSETS

Title to the assets of Carillon Account is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

           INDEPENDENT AUDITORS AND REGISTERED PUBLIC ACCOUNTING FIRM

The balance sheets - statutory basis of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income and changes in capital and surplus - statutory basis and cash flows - statutory basis for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Carillon Account as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the three years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

Carillon Account                         7

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT


                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2008
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise the Carillon Account (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the three years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights per Note 5 for the two years ended December 31, 2005, were audited by other auditors whose report dated March 31, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Account as of December 31, 2008, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the three years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte and Touche LLP

Lincoln, Nebraska
March 19, 2009

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:

     The Alger American Fund (Alger):
     --------------------------------
        Alger American Capital Appreciation Portfolio, Class O (Capital App) -
            65,858.885 shares at $30.39 per share (cost $2,800,822)                              $       2,001,452
        Alger American MidCap Growth Portfolio, Class O (Mid Cap) -
            507,908.142 shares at $7.04 per share (cost $9,016,107)                                      3,575,673
     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
            307,854.993 shares at $4.82 per share (cost $2,259,474)                                      1,483,861
        American Century VP Value Fund Portfolio, Class I (Value) -
            1,032,523.000 shares at $4.68 per share (cost $7,791,676)                                    4,832,208
        American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
            90,344.884 shares at $9.78 per share (cost $1,045,454)                                         883,573
        American Century VP International Fund Portfolio, Class I (International) -
            57,082.609 shares at $5.94 per share (cost $515,692)                                           339,071
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
            929,165.998 shares at $13.55 per share (cost $18,958,442)                                   12,590,199
        DWS International VIP Portfolio, Class A (International) -
            1,438,851.233 shares at $6.52 per share (cost $15,645,071)                                   9,381,310
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS Money Market VIP Portfolio, Class A (Money Market) -
            21,073,145.510 shares at $1.00 per share (cost $21,073,145)          $   21,073,146
                Dividends Receivable                                                      16,096
                                                                                ----------------
                   Total                                                                               21,089,242
        DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
            93,334.150 shares at $7.93 per share (cost $957,962)                                           740,140
        DWS Global Thematic VIP Portfolio, Class A (Global) -
            78.055 shares at $5.84 per share (cost $479)                                                       456
     Franklin Templeton Variable Insurance Product Trust (Franklin Templeton):
     -------------------------------------------------------------------------
        Templeton Growth Securities Fund Portfolio, Class 2 (Growth Securities) -
            17,392.386 shares at $8.20 per share (cost $230,470)                                           142,618
        Templeton Foreign Securities Fund Portfolio, Class 2 (Foreign Securities) -
            440,861.564 shares at $10.76 per share (cost $6,298,536)                                     4,743,670
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Balance Fund Portfolio, Series I (Balance) -
            11,145.461 shares at $6.81 per share (cost $123,033)                                            75,901
        AIM V.I. Basic Value Fund Portfolio, Series I (Basic Value) -
            36,654.722 shares at $4.10 per share (cost $361,211)                                           150,284
        AIM V.I. Capital Appreciation Fund Portfolio, Series I (Capital Appreciation) -
            274,361.686 shares at $16.89 per share (cost $6,477,162)                                     4,633,969

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (AIM),(continued):
     -----------------------------------------------
        AIM V.I. International Growth Fund Portfolio, Series I (Intl Growth) -
            3,123.022 shares at $19.49 per share (cost $70,506)                                  $          60,868
     The Universal Institutional Funds, Inc. (Van Kampen):
     -----------------------------------------------------
        UIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
            233,933.737 shares at $9.91 per share (cost $2,634,657)                                      2,318,283
        UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
            470,841.163 shares at $8.21 per share (cost $9,038,703)                                      3,865,606
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            110,976.528 shares at $7.66 per share (cost $1,535,634)                                        850,080
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            3,510.311 shares at $8.60 per share (cost $47,606)                                              30,189
        Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
            234,563.989 shares at $12.45 per share (cost $3,596,944)                                     2,920,322
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Growth Series Portfolio, Initial Class (Growth) -
            429,938.017 shares at $15.62 per share (cost $10,633,258)                                    6,715,632
        MFS VIT Investor Trust Series Portfolio, Initial Class (Investor Trust) -
            492,180.951 shares at $14.64 per share (cost $9,584,172)                                     7,205,529
        MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
            278,510.866 shares at $8.23 per share (cost $3,971,281)                                      2,292,144
        MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
            273,656.467 shares at $15.42 per share (cost $5,626,876)                                     4,219,783
        MFS VIT High Income Series Portfolio, Initial Class (High Income) -
            672,223.831 shares at $6.23 per share (cost $6,459,851)                                      4,187,954
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            376,523.006 shares at $8.89 per share (cost $4,707,984)                                      3,347,290
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
            12,347.208 shares at $18.24 per share (cost $301,158)                                          225,213
     Oppenheimer Variable Account Funds (Oppenheimer):
     -------------------------------------------------
        Oppenheimer Capital Appreciation Fund/VA Portfolio,
           Non-Service Shares (Cap App) -
            3,381.484 shares at $25.67 per share (cost $138,700)                                            86,803
        Oppenheimer Global Securities Fund/VA Portfolio,
           Non-Service Shares (Global Securities) -
            188,650.216 shares at $20.21 per share (cost $5,871,716)                                     3,812,621
        Oppenheimer Main Street Fund/VA Portfolio,
           Non-Service Shares (Growth & Income) -
            181,369.190 shares at $14.56 per share (cost $3,635,294)                                     2,640,735

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Seligman Portfolios, Inc. (Seligman)
     ------------------------------------
        Seligman Communications and Information Portfolio, Class 2 (Comm & Info) -
            78,139.213 shares at $12.26 per share (cost $1,243,063)                              $         957,987
        Seligman Smaller-Cap Value Portfolio, Class 2 (Smaller Cap) -
            1,181,656.309 shares at $4.67 per share (cost $12,396,646)                                   5,518,335
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit EAFE International Index Portfolio (EAFE Intl.) -
            77,065.652 shares at $56.54 per share (cost $7,041,628)                                      4,357,292
        Summit Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
            98,326.141 shares at $51.17 per share (cost $4,917,486)                                      5,031,349
        Summit S&P 500 Index Portfolio (S&P 500) -
            445,267.183 shares at $58.44 per share (cost $37,677,961)                                   26,021,414
        Summit Nasdaq-100 Index Portfolio (Nasdaq 100) -
            171,644.426 shares at $16.63 per share (cost $3,940,231)                                     2,854,447
        Summit Russell 2000 Small Cap Index Portfolio (Russell) -
            173,609.084 shares at $40.41 per share (cost $10,742,911)                                    7,015,543
        Summit S&P MidCap 400 Index Portfolio (Midcap 400) -
            374,210.536 shares at $40.39 per share (cost $21,286,264)                                   15,114,364
        Summit Zenith Portfolio (Zenith) -
            560,400.316 shares at $49.45 per share (cost $43,164,741)                                   27,711,796
        Summit Balanced Index Portfolio (Balanced) -
            136,895.116 shares at $39.21 per share (cost $6,106,822)                                     5,367,658
        Summit Natural Resources Portfolio (Natural Resources) -
            45,679.193 shares at $36.41 per share (cost $2,954,194)                                      1,663,179
        Summit Inflation Protection Plus Portfolio (Inflation) -
            36,471.505 shares at $49.69 per share (cost $1,921,317)                                      1,812,269
        Summit Lifestyle EFT Market Strategy Aggressive Portfolio (Aggressive) -
            803.168 shares at $36.34 per share (cost $37,452)                                               29,187
        Summit Lifestyle EFT Market Strategy Conservative Portfolio (Conservative) -
            811.950 shares at $43.61 per share (cost $39,476)                                               35,409
        Summit Lifestyle EFT Market Strategy Target Portfolio (Target) -
            6,159.904 shares at $38.51 per share (cost $293,132)                                           237,218
     Calvert Variable Series, Inc. (Calvert):
     ----------------------------------------
        Income Portfolio (Income) -
            1,447,857.313 shares at $13.40 per share (cost $20,573,404)                                 19,401,288
        Social Equity Portfolio (Social Equity) -
            356.896 shares at $12.95 per share (cost $5,034)                                                 4,622

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. (Ameritas):
     -----------------------------------------
        Ameritas Core Strategies Portfolio (Core Strat) -
            352,936.447 shares at $11.60 per share (cost $6,277,176)                             $       4,094,063
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
            74,773.391 shares at $15.14 per share (cost $2,070,384)                                      1,132,069
        Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity Inc. SC2) -
            73,205.773 shares at $13.00 per share (cost $1,574,738)                                        951,675
        Fidelity VIP High Income Portfolio, Service Class 2 (High Inc. SC2) -
            522,839.409 shares at $3.89 per share (cost $2,806,150)                                      2,033,845
     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            78,464.891 shares at $12.01 per share (cost $1,709,003)                                        942,363
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Blue Chip Growth Portfolio-II (Blue Chip) -
            485,106.570 shares at $6.70 per share (cost $4,689,733)                                      3,250,214
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     246,980,265
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                 Capital App
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (46,364)
                                                                              ------------------
Net investment income(loss)                                                             (46,364)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        39,461
                                                                              ------------------
Net realized gain(loss)                                                                  39,461
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,104,327)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (2,111,230)
                                                                              ==================


                                                                                           Capital App
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (46,364)  $        (51,225)
   Net realized gain(loss)                                                               39,461            253,614
   Net change in unrealized appreciation/depreciation                                (2,104,327)           828,578
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (2,111,230)         1,030,967
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  387,247            770,847
   Transfers between subaccounts (including fixed account), net                      (1,098,780)         1,199,385
   Transfers for policyowner benefits and terminations                                 (513,163)          (422,550)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (1,224,696)         1,547,682
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (3,335,926)         2,578,649
Net assets at beginning of period                                                     5,337,378          2,758,729
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,001,452   $      5,337,378
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                Alger                                                American Century
-------------------------------------- -----------------------------------------------------------------------------
                                            Income &
     Mid Cap                                 Growth                                  Value
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------
 $         10,397                       $         43,146                       $        194,492
          (82,584)                               (28,837)                               (94,871)
-------------------                    -------------------                    -------------------
          (72,187)                                14,309                                 99,621
-------------------                    -------------------                    -------------------


        2,159,239                                258,482                              1,032,555
         (691,654)                               (76,929)                              (972,579)
-------------------                    -------------------                    -------------------
        1,467,585                                181,553                                 59,976
-------------------                    -------------------                    -------------------

       (6,364,025)                            (1,091,206)                            (2,381,391)
-------------------                    -------------------                    -------------------


 $     (4,968,627)                      $       (895,344)                      $     (2,221,794)
===================                    ===================                    ===================


               Mid Cap                            Income & Growth                             Value
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (72,187)   $        (78,300)  $         14,309    $         13,742   $         99,621   $         31,383
        1,467,585             847,509            181,553             167,915             59,976          1,357,216
       (6,364,025)            738,694         (1,091,206)           (220,058)        (2,381,391)        (2,061,949)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,968,627)          1,507,903           (895,344)            (38,401)        (2,221,794)          (673,350)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,573,551           1,349,179            245,790             322,330            637,961          1,721,310
         (238,626)          1,238,489           (313,300)            (67,811)        (1,884,317)          (771,821)
         (684,549)           (860,145)          (206,390)           (379,895)        (1,224,880)        (1,617,118)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          650,376           1,727,523           (273,900)           (125,376)        (2,471,236)          (667,629)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,318,251)          3,235,426         (1,169,244)           (163,777)        (4,693,030)        (1,340,979)
        7,893,924           4,658,498          2,653,105           2,816,882          9,525,238         10,866,217
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,575,673    $      7,893,924   $      1,483,861    $      2,653,105   $      4,832,208   $      9,525,238
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------
                                                                                   Mid Cap
                                                                                    Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (6,755)
                                                                              ------------------
Net investment income(loss)                                                              (6,755)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (1,991)
                                                                              ------------------
Net realized gain(loss)                                                                  (1,991)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (161,881)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (170,627)
                                                                              ==================


                                                                                          Mid Cap Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (6,755)  $           ----
   Net realized gain(loss)                                                               (1,991)              ----
   Net change in unrealized appreciation/depreciation                                  (161,881)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (170,627)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  603,346               ----
   Transfers between subaccounts (including fixed account), net                         465,558               ----
   Transfers for policyowner benefits and terminations                                  (14,704)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 1,054,200               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  883,573               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        883,573   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          American Century                                               Scudder
-------------------------------------- -----------------------------------------------------------------------------

  International                          Capital Growth                          International
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          3,580                       $        197,427                       $        223,344
           (8,467)                              (226,876)                              (198,846)
-------------------                    -------------------                    ------------------
           (4,887)                               (29,449)                                24,498
-------------------                    -------------------                    ------------------


           42,052                                   ----                              2,904,548
          (38,913)                              (476,751)                                90,256
-------------------                    -------------------                    ------------------
            3,139                               (476,751)                             2,994,804
-------------------                    -------------------                    ------------------

         (295,038)                            (6,340,918)                           (12,635,056)
-------------------                    -------------------                    ------------------


 $       (296,786)                      $     (6,847,118)                      $     (9,615,754)
===================                    ===================                    ==================


            International                         Capital Growth                          International
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (4,887)   $         (5,434)  $        (29,449)  $       (143,998)   $         24,498   $        257,867
            3,139              16,499           (476,751)        (1,585,319)          2,994,804            411,361
         (295,038)             59,584         (6,340,918)         4,148,002         (12,635,056)         2,015,268
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (296,786)             70,649         (6,847,118)         2,418,685          (9,615,754)         2,684,496
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          153,480              51,284            579,863            610,013             467,698            891,792
          (48,615)             25,683         (1,016,990)        (1,122,833)         (1,169,741)            66,460
          (30,288)            (18,333)        (2,347,586)        (3,388,230)         (2,230,647)        (3,001,471)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           74,577              58,634         (2,784,713)        (3,901,050)         (2,932,690)        (2,043,219)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (222,209)            129,283         (9,631,831)        (1,482,365)        (12,548,444)           641,277
          561,280             431,997         22,222,030         23,704,395          21,929,754         21,288,477
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        339,071    $        561,280   $     12,590,199   $     22,222,030    $      9,381,310   $     21,929,754
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------
                                                                                    Money
                                                                                    Market
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        457,750
   Mortality and expense risk charge                                                   (242,621)
                                                                              ------------------
Net investment income(loss)                                                             215,129
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        215,129
                                                                              ==================


                                                                                          Money Market
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        215,129   $        374,006
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      215,129            374,006
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                5,376,851          4,617,672
   Transfers between subaccounts (including fixed account), net                       8,733,912          3,056,590
   Transfers for policyowner benefits and terminations                               (5,892,682)        (4,795,877)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 8,218,081          2,878,385
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                8,433,210          3,252,391
Net assets at beginning of period                                                    12,656,032          9,403,641
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,089,242   $     12,656,032
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Scudder                                              Franklin Templeton
----------------------------------------------------------------------------- --------------------------------------
                                                                                   Growth
    Mid Value                                Global                              Securities
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $          3,140
           (5,541)                                    (1)                                (3,597)
-------------------                    -------------------                    ------------------
           (5,541)                                    (1)                                  (457)
-------------------                    -------------------                    ------------------


             ----                                   ----                                 12,373
           (2,667)                                    (3)                                (1,060)
-------------------                    -------------------                    ------------------
           (2,667)                                    (3)                                11,313
-------------------                    -------------------                    ------------------

         (217,823)                                   (22)                              (113,689)
-------------------                    -------------------                    ------------------


 $       (226,031)                      $            (26)                      $       (102,833)
===================                    ===================                    ==================


              Mid Value                               Global                            Growth Securities
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (5,541)   $           ----   $             (1)  $           ----    $           (457)  $         (1,256)
           (2,667)               ----                 (3)              ----              11,313             14,265
         (217,823)               ----                (22)              ----            (113,689)           (11,818)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (226,031)               ----                (26)              ----            (102,833)             1,191
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          537,021                ----                432               ----              22,737             22,137
          441,068                ----                 52               ----             (78,765)             1,986
          (11,918)               ----                 (2)              ----              (1,786)            (4,458)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          966,171                ----                482               ----             (57,814)            19,665
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          740,140                ----                456               ----            (160,647)            20,856
             ----                ----               ----               ----             303,265            282,409
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        740,140    $           ----   $            456   $           ----    $        142,618   $        303,265
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Franklin Templeton
                                                                              --------------------------------------
                                                                                   Foreign
                                                                                 Securities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        217,891
   Mortality and expense risk charge                                                   (116,300)
                                                                              ------------------
Net investment income(loss)                                                             101,591
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      891,770
   Net realized gain(loss) on sale of fund shares                                       734,967
                                                                              ------------------
Net realized gain(loss)                                                               1,626,737
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,981,021)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,252,693)
                                                                              ==================


                                                                                       Foreign Securities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        101,591   $         98,984
   Net realized gain(loss)                                                            1,626,737          1,751,504
   Net change in unrealized appreciation/depreciation                                (5,981,021)             1,991
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,252,693)         1,852,479
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  181,719          1,521,775
   Transfers between subaccounts (including fixed account), net                      (4,157,792)          (559,582)
   Transfers for policyowner benefits and terminations                               (1,318,532)        (2,214,632)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (5,294,605)        (1,252,439)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (9,547,298)           600,040
Net assets at beginning of period                                                    14,290,968         13,690,928
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,743,670   $     14,290,968
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                          AIM
--------------------------------------------------------------------------------------------------------------------
                                                                                   Capital
     Balance                              Basic Value                           Appreciation
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          4,948                       $          2,162                       $           ----
           (1,903)                                (4,188)                               (90,749)
-------------------                    -------------------                    ------------------
            3,045                                 (2,026)                               (90,749)
-------------------                    -------------------                    ------------------


             ----                                 46,774                                   ----
           (1,301)                                (9,070)                               (59,902)
-------------------                    -------------------                    ------------------
           (1,301)                                37,704                                (59,902)
-------------------                    -------------------                    ------------------

          (52,392)                              (197,487)                            (3,665,699)
-------------------                    -------------------                    ------------------


 $        (50,648)                      $       (161,809)                      $     (3,816,350)
===================                    ===================                    ==================


               Balance                              Basic Value                       Capital Appreciation
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          3,045    $          1,831   $         (2,026)  $         (2,446)   $        (90,749)  $       (132,988)
           (1,301)                605             37,704             18,864             (59,902)          (471,054)
          (52,392)             (2,089)          (197,487)           (19,565)         (3,665,699)         1,644,434
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (50,648)                347           (161,809)            (3,147)         (3,816,350)         1,040,392
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            3,440              17,339             49,967            141,012             290,656            696,303
              399               2,126            (18,662)            19,762            (641,798)          (715,939)
           (7,641)             (2,831)           (11,275)           (19,329)           (738,429)        (1,736,297)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           (3,802)             16,634             20,030            141,445          (1,089,571)        (1,755,933)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (54,450)             16,981           (141,779)           138,298          (4,905,921)          (715,541)
          130,351             113,370            292,063            153,765           9,539,890         10,255,431
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         75,901    $        130,351   $        150,284   $        292,063    $      4,633,969   $      9,539,890
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------
                                                                                    Intl
                                                                                   Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            466
   Mortality and expense risk charge                                                       (354)
                                                                              ------------------
Net investment income(loss)                                                                 112
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,128
   Net realized gain(loss) on sale of fund shares                                       (13,247)
                                                                              ------------------
Net realized gain(loss)                                                                 (12,119)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           (9,639)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (21,646)
                                                                              ==================


                                                                                           Intl Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            112   $           ----
   Net realized gain(loss)                                                              (12,119)              ----
   Net change in unrealized appreciation/depreciation                                    (9,639)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (21,646)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   18,725               ----
   Transfers between subaccounts (including fixed account), net                          77,566               ----
   Transfers for policyowner benefits and terminations                                  (13,777)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    82,514               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   60,868               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         60,868   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Van Kampen
--------------------------------------------------------------------------------------------------------------------
                                              U.S.                                Emerging
    Core+Fixed                            Real Estate                              Markets
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        133,945                       $        199,870                       $           ----
          (51,971)                               (79,126)                                (6,443)
-------------------                    -------------------                    ------------------
           81,974                                120,744                                 (6,443)
-------------------                    -------------------                    ------------------


             ----                              2,192,055                                178,479
         (181,565)                            (1,000,037)                               (34,648)
-------------------                    -------------------                    ------------------
         (181,565)                             1,192,018                                143,831
-------------------                    -------------------                    ------------------

         (381,813)                            (3,930,186)                              (685,554)
-------------------                    -------------------                    ------------------


 $       (481,404)                      $     (2,617,424)                      $       (548,166)
===================                    ===================                    ==================


             Core+Fixed                          U.S. Real Estate                       Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         81,974    $         73,019   $        120,744   $        (20,815)   $         (6,443)  $           ----
         (181,565)            (14,362)         1,192,018          2,209,493             143,831               ----
         (381,813)             73,705         (3,930,186)        (4,133,232)           (685,554)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (481,404)            132,362         (2,617,424)        (1,944,554)           (548,166)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,000,448           1,344,091          1,149,400          2,110,712             664,160               ----
       (1,850,795)            258,187         (1,841,579)        (2,584,567)            748,170               ----
         (527,706)           (652,754)          (545,604)        (1,261,637)            (14,084)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,378,053)            949,524         (1,237,783)        (1,735,492)          1,398,246               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,859,457)          1,081,886         (3,855,207)        (3,680,046)            850,080               ----
        4,177,740           3,095,854          7,720,813         11,400,859                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,318,283    $      4,177,740   $      3,865,606   $      7,720,813    $        850,080   $           ----
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                   Regency
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            578
   Mortality and expense risk charge                                                       (140)
                                                                              ------------------
Net investment income(loss)                                                                 438
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                          107
   Net realized gain(loss) on sale of fund shares                                          (696)
                                                                              ------------------
Net realized gain(loss)                                                                    (589)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (17,417)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (17,568)
                                                                              ==================


                                                                                             Regency
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            438   $           ----
   Net realized gain(loss)                                                                 (589)              ----
   Net change in unrealized appreciation/depreciation                                   (17,417)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (17,568)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    3,270               ----
   Transfers between subaccounts (including fixed account), net                          45,819               ----
   Transfers for policyowner benefits and terminations                                   (1,332)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    47,757               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   30,189               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         30,189   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          Neuberger Berman                                                 MFS
-------------------------------------- -----------------------------------------------------------------------------
                                                                                  Investor
     Guardian                                Growth                                 Trust
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         23,793                       $         23,766                       $         89,837
          (58,942)                              (127,373)                              (129,352)
-------------------                    -------------------                    ------------------
          (35,149)                              (103,607)                               (39,515)
-------------------                    -------------------                    ------------------


          163,057                                   ----                                741,774
          247,025                               (339,376)                                19,160
-------------------                    -------------------                    ------------------
          410,082                               (339,376)                               760,934
-------------------                    -------------------                    ------------------

       (2,354,546)                            (3,986,291)                            (4,697,814)
-------------------                    -------------------                    ------------------


 $     (1,979,613)                      $     (4,429,274)                      $     (3,976,395)
===================                    ===================                    ==================


              Guardian                                Growth                             Investor Trust
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (35,149)   $        (66,965)  $       (103,607)  $       (164,080)   $        (39,515)  $        (56,398)
          410,082             652,439           (339,376)        (2,556,383)            760,934            392,355
       (2,354,546)           (196,540)        (3,986,291)         5,038,756          (4,697,814)           854,474
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,979,613)            388,934         (4,429,274)         2,318,293          (3,976,395)         1,190,431
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          206,459             425,768            365,292            490,693             275,671            369,488
         (501,587)           (226,824)          (224,645)        (1,162,207)           (753,110)          (625,999)
         (826,038)         (1,121,504)        (1,716,334)        (2,311,694)         (1,446,271)        (2,123,026)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,121,166)           (922,560)        (1,575,687)        (2,983,208)         (1,923,710)        (2,379,537)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,100,779)           (533,626)        (6,004,961)          (664,915)         (5,900,105)        (1,189,106)
        6,021,101           6,554,727         12,720,593         13,385,508          13,105,634         14,294,740
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,920,322    $      6,021,101   $      6,715,632   $     12,720,593    $      7,205,529   $     13,105,634
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------
                                                                                     New
                                                                                  Discovery
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (46,270)
                                                                              ------------------
Net investment income(loss)                                                             (46,270)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      717,434
   Net realized gain(loss) on sale of fund shares                                      (195,268)
                                                                              ------------------
Net realized gain(loss)                                                                 522,166
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,099,313)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,623,417)
                                                                              ==================


                                                                                          New Discovery
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (46,270)  $        (67,508)
   Net realized gain(loss)                                                              522,166            691,023
   Net change in unrealized appreciation/depreciation                                (2,099,313)          (562,582)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,623,417)            60,933
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  236,135            513,442
   Transfers between subaccounts (including fixed account), net                        (423,940)          (271,999)
   Transfers for policyowner benefits and terminations                                 (470,934)          (503,774)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (658,739)          (262,331)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (2,282,156)          (201,398)
Net assets at beginning of period                                                     4,574,300          4,775,698
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,292,144   $      4,574,300
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                          MFS
--------------------------------------------------------------------------------------------------------------------
      Total                                   High
      Return                                 Income                               Research
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        192,440                       $        584,424                       $           ----
          (75,259)                               (79,793)                               (25,002)
-------------------                    -------------------                    ------------------
          117,181                                504,631                                (25,002)
-------------------                    -------------------                    ------------------


          381,163                                   ----                                   ----
         (222,738)                              (268,756)                               (16,108)
-------------------                    -------------------                    ------------------
          158,425                               (268,756)                               (16,108)
-------------------                    -------------------                    ------------------

       (1,722,234)                            (2,074,164)                            (1,360,693)
-------------------                    -------------------                    ------------------


 $     (1,446,628)                      $     (1,838,289)                      $     (1,401,803)
===================                    ===================                    ==================


            Total Return                            High Income                             Research
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        117,181    $        101,238   $        504,631   $        480,939    $        (25,002)  $           ----
          158,425             630,181           (268,756)           (13,664)            (16,108)              ----
       (1,722,234)           (499,025)        (2,074,164)          (435,581)         (1,360,693)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,446,628)            232,394         (1,838,289)            31,694          (1,401,803)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          141,646             425,216            213,366            712,862           2,446,371               ----
         (635,351)           (186,674)          (777,370)          (485,295)          2,356,927               ----
       (1,138,819)         (1,128,072)          (913,887)        (1,246,295)            (54,205)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,632,524)           (889,530)        (1,477,891)        (1,018,728)          4,749,093               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,079,152)           (657,136)        (3,316,180)          (987,034)          3,347,290               ----
        7,298,935           7,956,071          7,504,134          8,491,168                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,219,783    $      7,298,935   $      4,187,954   $      7,504,134    $      3,347,290   $           ----
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                  Utilities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (1,400)
                                                                              ------------------
Net investment income(loss)                                                              (1,400)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (23,762)
                                                                              ------------------
Net realized gain(loss)                                                                 (23,762)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (75,945)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (101,107)
                                                                              ==================


                                                                                            Utilities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,400)  $           ----
   Net realized gain(loss)                                                              (23,762)              ----
   Net change in unrealized appreciation/depreciation                                   (75,945)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (101,107)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   19,122               ----
   Transfers between subaccounts (including fixed account), net                         309,911               ----
   Transfers for policyowner benefits and terminations                                   (2,713)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   326,320               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  225,213               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        225,213   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Oppenheimer
--------------------------------------------------------------------------------------------------------------------
                                             Global                                Growth
     Cap App                               Securities                             & Income
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $            183                       $         98,207                       $         65,554
           (2,278)                               (78,117)                               (52,410)
-------------------                    -------------------                    ------------------
           (2,095)                                20,090                                 13,144
-------------------                    -------------------                    ------------------


             ----                                431,510                                284,838
             (485)                     (82,567)                                          (6,947)
-------------------                    -------------------                    ------------------
             (485)                               348,943                                277,891
-------------------                    -------------------                    ------------------

          (71,838)                            (3,330,106)                            (2,173,997)
-------------------                    -------------------                    ------------------


 $        (74,418)                      $     (2,961,073)                      $     (1,882,962)
===================                    ===================                    ==================


               Cap App                           Global Securities                       Growth & Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (2,095)   $         (1,720)  $         20,090   $         (2,078)   $         13,144   $        (15,346)
             (485)                728            348,943          1,035,706             277,891            513,427
          (71,838)             11,783         (3,330,106)          (620,524)         (2,173,997)          (306,782)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (74,418)             10,791         (2,961,073)           413,104          (1,882,962)           191,299
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           15,417              56,868            275,471          1,123,516             192,695            606,643
               45                ----         (1,287,601)            71,378            (366,110)           (13,432)
           (3,061)             (1,983)        (1,045,716)          (989,598)           (724,536)        (1,263,020)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           12,401              54,885         (2,057,846)           205,296            (897,951)          (669,809)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (62,017)             65,676         (5,018,919)           618,400          (2,780,913)          (478,510)
          148,820              83,144          8,831,540          8,213,140           5,421,648          5,900,158
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         86,803    $        148,820   $      3,812,621   $      8,831,540    $      2,640,735   $      5,421,648
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Seligman
                                                                              --------------------------------------
                                                                                    Comm
                                                                                   & Info
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (21,968)
                                                                              ------------------
Net investment income(loss)                                                             (21,968)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         3,468
                                                                              ------------------
Net realized gain(loss)                                                                   3,468
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (755,486)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (773,986)
                                                                              ==================


                                                                                           Comm & Info
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (21,968)  $        (24,847)
   Net realized gain(loss)                                                                3,468            214,027
   Net change in unrealized appreciation/depreciation                                  (755,486)            47,132
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (773,986)           236,312
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  146,695            214,643
   Transfers between subaccounts (including fixed account), net                         (59,933)           100,374
   Transfers for policyowner benefits and terminations                                 (278,581)          (362,002)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (191,819)           (46,985)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (965,805)           189,327
Net assets at beginning of period                                                     1,923,792          1,734,465
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        957,987   $      1,923,792
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

              Seligman                                                    Summit
-------------------------------------- -----------------------------------------------------------------------------

   Smaller Cap                             EAFE Intl.                             Barclays
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        212,175                       $        224,440
         (111,017)                               (95,039)                               (67,348)
-------------------                    -------------------                    ------------------
         (111,017)                               117,136                                157,092
-------------------                    -------------------                    ------------------


        2,958,638                                141,471                                   ----
         (767,618)                              (318,936)                                 2,149
-------------------                    -------------------                    ------------------
        2,191,020                               (177,465)                                 2,149
-------------------                    -------------------                    ------------------

       (6,336,144)                            (3,587,128)                                43,445
-------------------                    -------------------                    ------------------


 $     (4,256,141)                      $     (3,647,457)                      $        202,686
===================                    ===================                    ==================


             Smaller Cap                            EAFE Intl.                              Barclays
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (111,017)   $       (171,563)  $        117,136   $        (12,268)   $        157,092   $         72,581
        2,191,020           2,111,751           (177,465)           348,176               2,149             (4,283)
       (6,336,144)         (1,659,914)        (3,587,128)           109,868              43,445             83,243
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,256,141)            280,274         (3,647,457)           445,776             202,686            151,541
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          381,768           1,469,829          1,375,687          2,170,807             633,666            582,762
       (1,301,671)            (69,357)          (894,029)         1,246,254           1,724,930            242,605
       (1,442,627)         (1,912,689)          (545,847)          (625,698)           (393,408)          (225,108)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,362,530)           (512,217)           (64,189)         2,791,363           1,965,188            600,259
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (6,618,671)           (231,943)        (3,711,646)         3,237,139           2,167,874            751,800
       12,137,006          12,368,949          8,068,938          4,831,799           2,863,475          2,111,675
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,518,335    $     12,137,006   $      4,357,292   $      8,068,938    $      5,031,349   $      2,863,475
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                   S&P 500
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,238,634
   Mortality and expense risk charge                                                   (496,317)
                                                                              ------------------
Net investment income(loss)                                                             742,317
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      536,372
   Net realized gain(loss) on sale of fund shares                                      (567,751)
                                                                              ------------------
Net realized gain(loss)                                                                 (31,379)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (17,970,352)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (17,259,414)
                                                                              ==================


                                                                                             S&P 500
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        742,317   $        121,355
   Net realized gain(loss)                                                              (31,379)          (591,644)
   Net change in unrealized appreciation/depreciation                               (17,970,352)         2,539,377
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (17,259,414)         2,069,088
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,334,441          3,038,214
   Transfers between subaccounts (including fixed account), net                      (2,662,589)        (1,700,105)
   Transfers for policyowner benefits and terminations                               (5,313,235)        (8,064,624)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (6,641,383)        (6,726,515)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (23,900,797)        (4,657,427)
Net assets at beginning of period                                                    49,922,211         54,579,638
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     26,021,414   $     49,922,211
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------

    Nasdaq 100                              Russell                              Midcap 400
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          1,922                       $        201,941                       $        490,797
          (58,571)                              (134,976)                              (305,357)
-------------------                    -------------------                    ------------------
          (56,649)                                66,965                                185,440
-------------------                    -------------------                    ------------------


             ----                                676,960                              1,978,224
           76,303                               (391,415)                                90,551
-------------------                    -------------------                    ------------------
           76,303                                285,545                              2,068,775
-------------------                    -------------------                    ------------------

       (2,307,380)                            (4,463,469)                           (12,050,268)
-------------------                    -------------------                    ------------------


 $     (2,287,726)                      $     (4,110,959)                      $     (9,796,053)
===================                    ===================                    ==================


             Nasdaq 100                               Russell                              Midcap 400
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (56,649)   $         (7,199)  $         66,965   $       (100,992)   $        185,440   $       (131,635)
           76,303             311,143            285,545          2,239,300           2,068,775          3,418,032
       (2,307,380)            550,600         (4,463,469)        (2,644,526)        (12,050,268)        (1,476,168)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,287,726)            854,544         (4,110,959)          (506,218)         (9,796,053)         1,810,229
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          219,984             547,614            475,701          1,423,830             833,458          2,507,066
         (285,556)            307,037           (989,703)          (670,277)         (2,323,782)          (485,768)
         (805,403)           (713,426)        (1,365,271)        (1,935,676)         (3,902,879)        (4,673,394)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (870,975)            141,225         (1,879,273)        (1,182,123)         (5,393,203)        (2,652,096)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,158,701)            995,769         (5,990,232)        (1,688,341)        (15,189,256)          (841,867)
        6,013,148           5,017,379         13,005,775         14,694,116          30,303,620         31,145,487
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,854,447    $      6,013,148   $      7,015,543   $     13,005,775    $     15,114,364   $     30,303,620
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                   Zenith
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,010,524
   Mortality and expense risk charge                                                   (497,911)
                                                                              ------------------
Net investment income(loss)                                                             512,613
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    4,162,810
   Net realized gain(loss) on sale of fund shares                                      (629,002)
                                                                              ------------------
Net realized gain(loss)                                                               3,533,808
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (23,279,013)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (19,232,592)
                                                                              ==================


                                                                                             Zenith
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        512,613   $         71,663
   Net realized gain(loss)                                                            3,533,808          7,945,993
   Net change in unrealized appreciation/depreciation                               (23,279,013)        (7,851,487)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (19,232,592)           166,169
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,892,761          2,354,554
   Transfers between subaccounts (including fixed account), net                      (1,655,072)          (275,754)
   Transfers for policyowner benefits and terminations                               (4,999,210)        (7,365,376)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (2,761,521)        (5,286,576)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (21,994,113)        (5,120,407)
Net assets at beginning of period                                                    49,705,909         54,826,316
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     27,711,796   $     49,705,909
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
                                             Natural
     Balanced                               Resources                              Inflation
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        218,118                       $          4,269                       $         28,534
          (89,881)                               (27,042)                               (10,617)
-------------------                    -------------------                    ------------------
          128,237                                (22,773)                                17,917
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           53,793                               (235,465)                                (5,712)
-------------------                    -------------------                    ------------------
           53,793                               (235,465)                                (5,712)
-------------------                    -------------------                    ------------------

       (1,921,418)                            (1,301,115)                              (109,048)
-------------------                    -------------------                    ------------------


 $     (1,739,388)                      $     (1,559,353)                      $        (96,843)
===================                    ===================                    ==================


              Balanced                           Natural Resources                          Inflation
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        128,237    $        133,281   $        (22,773)  $           (883)   $         17,917   $           ----
           53,793              60,229           (235,465)             5,173              (5,712)              ----
       (1,921,418)            314,504         (1,301,115)            10,100            (109,048)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,739,388)            508,014         (1,559,353)            14,390             (96,843)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          199,492             330,275            332,663             38,482             612,473               ----
         (695,194)           (326,214)         2,932,612            240,143           1,324,843               ----
       (1,022,323)         (1,229,326)          (295,584)           (40,174)            (28,204)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,518,025)         (1,225,265)         2,969,691            238,451           1,909,112               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,257,413)           (717,251)         1,410,338            252,841           1,812,269               ----
        8,625,071           9,342,322            252,841               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,367,658    $      8,625,071   $      1,663,179   $        252,841    $      1,812,269   $           ----
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                 Aggressive
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            622
   Mortality and expense risk charge                                                       (193)
                                                                              ------------------
Net investment income(loss)                                                                 429
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                           (36)
                                                                              ------------------
Net realized gain(loss)                                                                     (36)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           (8,264)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         (7,871)
                                                                              ==================


                                                                                           Aggressive
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            429   $           ----
   Net realized gain(loss)                                                                  (36)              ----
   Net change in unrealized appreciation/depreciation                                    (8,264)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (7,871)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   20,617               ----
   Transfers between subaccounts (including fixed account), net                          16,452               ----
   Transfers for policyowner benefits and terminations                                      (11)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    37,058               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   29,187               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         29,187   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                   Summit                                                    Calvert
----------------------------------------------------------------------------- --------------------------------------

   Conservative                              Target                                Income
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $            733                       $          5,376                       $      1,041,808
             (192)                                (1,356)                               (47,408)
-------------------                    -------------------                    ------------------
              541                                  4,020                                994,400
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
               68                                   (498)                               (23,082)
-------------------                    -------------------                    ------------------
               68                                   (498)                               (23,082)
-------------------                    -------------------                    ------------------

           (4,068)                               (55,915)                            (1,157,567)
-------------------                    -------------------                    ------------------


 $         (3,459)                      $        (52,393)                      $       (186,249)
===================                    ===================                    ==================


            Conservative                              Target                                 Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $            541    $           ----   $          4,020   $           ----    $        994,400   $         20,181
               68                ----               (498)              ----             (23,082)              (412)
           (4,068)               ----            (55,915)              ----          (1,157,567)           (14,548)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           (3,459)               ----            (52,393)              ----            (186,249)             5,221
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            2,277                ----             11,073               ----           3,320,212             43,148
           36,605                ----            280,793               ----          16,394,286            459,470
              (14)               ----             (2,255)              ----            (482,295)          (152,505)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           38,868                ----            289,611               ----          19,232,203            350,113
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           35,409                ----            237,218               ----          19,045,954            355,334
             ----                ----               ----               ----             355,334               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         35,409    $           ----   $        237,218   $           ----    $     19,401,288   $        355,334
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                Social Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                        (36)
                                                                              ------------------
Net investment income(loss)                                                                 (36)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                           47
   Net realized gain(loss) on sale of fund shares                                          (969)
                                                                              ------------------
Net realized gain(loss)                                                                    (922)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             (413)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         (1,371)
                                                                              ==================


                                                                                          Social Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (36)  $           ----
   Net realized gain(loss)                                                                 (922)              ----
   Net change in unrealized appreciation/depreciation                                      (413)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (1,371)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                           5,993               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                     5,993               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    4,622               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          4,622   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

              Ameritas                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------
                                           Contrafund                             Equity Inc.
    Core Strat                                  SC2                                  SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         47,654                       $         13,307                       $         31,863
          (51,569)                               (35,813)                               (21,878)
-------------------                    -------------------                    ------------------
           (3,915)                               (22,506)                                 9,985
-------------------                    -------------------                    ------------------


          163,135                                 77,374                                  1,308
          (78,674)                              (738,376)                              (268,297)
-------------------                    -------------------                    ------------------
           84,461                               (661,002)                              (266,989)
-------------------                    -------------------                    ------------------

       (1,995,514)                              (442,882)                              (469,458)
-------------------                    -------------------                    ------------------


 $     (1,914,968)                      $     (1,126,390)                      $       (726,462)
===================                    ===================                    ==================


             Core Strat                           Contrafund SC2                         Equity Inc. SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (3,915)   $          5,538   $        (22,506)  $          7,895    $          9,985   $         15,009
           84,461             134,117           (661,002)           557,882            (266,989)            95,477
       (1,995,514)           (187,599)          (442,882)          (495,432)           (469,458)          (153,606)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,914,968)            (47,944)        (1,126,390)            70,345            (726,462)           (43,120)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        4,006,675           1,396,446          1,360,591          1,573,391           1,379,674            994,961
          428,622             426,092         (1,339,337)         1,105,980            (825,933)           290,608
         (174,571)            (26,289)          (270,785)          (241,726)           (101,611)           (16,442)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        4,260,726           1,796,249           (249,531)         2,437,645             452,130          1,269,127
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        2,345,758           1,748,305         (1,375,921)         2,507,990            (274,332)         1,226,007
        1,748,305                ----          2,507,990               ----           1,226,007               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,094,063    $      1,748,305   $      1,132,069   $      2,507,990    $        951,675   $      1,226,007
=================== ================== =================== ================== =================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Inc.
                                                                                     SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        223,987
   Mortality and expense risk charge                                                    (19,680)
                                                                              ------------------
Net investment income(loss)                                                             204,307
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (13,831)
                                                                              ------------------
Net realized gain(loss)                                                                 (13,831)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (746,143)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (555,667)
                                                                              ==================


                                                                                          High Inc. SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        204,307   $         27,139
   Net realized gain(loss)                                                              (13,831)              (193)
   Net change in unrealized appreciation/depreciation                                  (746,143)           (26,162)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (555,667)               784
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,703,084            306,282
   Transfers between subaccounts (including fixed account), net                         584,804             84,761
   Transfers for policyowner benefits and terminations                                  (86,034)            (4,169)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 2,201,854            386,874
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,646,187            387,658
Net assets at beginning of period                                                       387,658               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,033,845   $        387,658
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

            Third Avenue                              T. Rowe
-------------------------------------- --------------------------------------

      Value                                Blue Chip
-------------------                    -------------------

       2008                                   2008
-------------------                    -------------------

 $          9,194                       $          4,761
          (14,698)                               (25,704)
-------------------                    -------------------
           (5,504)                               (20,943)
-------------------                    -------------------


          183,137                                   ----
          (71,558)                               (12,785)
-------------------                    -------------------
          111,579                                (12,785)
-------------------                    -------------------

         (695,246)                            (1,439,518)
-------------------                    -------------------


 $       (589,171)                      $     (1,473,246)
===================                    ===================


                Value                                Blue Chip
-------------------------------------- --------------------------------------

       2008               2007                2008               2007
------------------- ------------------ --------------------------------------

 $         (5,504)   $          6,005   $        (20,943)  $           ----
          111,579              (3,095)           (12,785)              ----
         (695,246)            (71,395)        (1,439,518)              ----
------------------- ------------------ --------------------------------------

         (589,171)            (68,485)        (1,473,246)              ----
------------------- ------------------ --------------------------------------


          906,837             547,208          2,436,568               ----
          (12,912)            290,074          2,345,721               ----
          (48,643)            (82,545)           (58,829)              ----
------------------- ------------------ --------------------------------------
          845,282             754,737          4,723,460               ----
------------------- ------------------ --------------------------------------

          256,111             686,252          3,250,214               ----
          686,252                ----               ----               ----
------------------- ------------------ --------------------------------------
 $        942,363    $        686,252   $      3,250,214   $           ----
=================== ================== ======================================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                CARILLON ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION
----------------
The Union Central Life Insurance Company Carillon Account (the "Account") was established on February 6, 1984, under Ohio law. The assets of the Account are held by The Union Central Life Insurance Company (UCLIC), are segregated from all of UCLIC's other assets and are used only to support the variable annuity products issued by UCLIC.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008 there are fifty-five subaccounts available within the Account listed as follows:

     Fred Alger Management, Inc. (Advisor)                   Templeton Global Advisors Limited
       Alger (Fund)                                             Franklin Templeton
       *Capital App (Subaccount)                                *Growth Securities
        (formerly Leveraged AllCap)                              (Commenced October 18, 2004)
       *Mid Cap                                                 *Foreign Securities

     American Century Investment Management, Inc.            Invesco Aim Advisors, Inc.
       American Century                                         AIM
        *Income & Growth                                         *Balance
        *Value                                                    (Commenced October 18, 2004)
        *Mid Cap Value                                           *Basic Value
         (Commenced April 30, 2008)                               (Commenced October 18, 2004)
                                                                 *Capital Appreciation
     American Century Global Investment Management, Inc.         *Intl Growth
       American Century                                           (Commenced May 28, 2008)
        *International
         (Commenced October 18, 2004)                        Morgan Stanley Investment Management Inc.,
                                                             dba Van Kampen
     Deutsche Investment Management                             Van Kampen
     Americas Inc.                                              *Core+Fixed
       Scudder                                                  *U.S. Real Estate
        *Capital Growth                                         *Emerging Markets
        *International                                           (Commenced April 30, 2008)
        *Money Market
        *Mid Value                                            Neuberger Berman Management Inc.
         (Commenced April 30, 2008)                             Neuberger Berman
        *Global                                                  *Regency
         (Commenced May 30, 2008)                                 (Commenced July 22, 2008)
                                                                 *Guardian

                                     FS-34

1.  ORGANIZATION, continued
---------------------------
    Massachusetts Financial Services Company                 Calvert Asset Management Company, Inc., continued
       MFS                                                   (See Note 3)
        *Growth                                                 Summit, continued
        *Investor Trust                                          *Aggressive
        *New Discovery                                            (Commenced July 24, 2008)
        *Total Return                                            *Conservative
        *High Income                                              (Commenced May 22, 2008)
        *Research                                                *Target
         (Commenced April 30, 2008)                               (Commenced May 21, 2008)
        *Utilities
         (Commenced May 14, 2008)                               Calvert
                                                                 *Income
    OppenheimerFunds, Inc.                                        (Commenced May 1, 2007)
       Oppenheimer                                               *Social Equity
        *Cap App                                                  (Commenced July 24, 2008)
         (Commenced October 18, 2004)
        *Global Securities                                      Ameritas
        *Growth & Income                                         *Core Strat
                                                                  (Commenced May 1, 2007)
    J. & W. Seligman & Co. Incorporated
       Seligman                                              Fidelity Management & Research Company
        *Comm & Info                                            Fidelity
        *Smaller Cap                                             *Contrafund SC2
                                                                  (Commenced May 1, 2007)
    Calvert Asset Management Company, Inc.                       *Equity Inc. SC2
     (See Note 3)                                                 (Commenced May 1, 2007)
       Summit                                                    *High Inc. SC2
        *EAFE Intl.                                               (Commenced May 1, 2007)
        *Barclays
          (formerly Lehman Aggregate Bond Index)             Third Avenue Management LLC
        *S&P 500                                                Third Avenue
        *Nasdaq 100                                              *Value
        *Russell                                                  (Commenced May 1, 2007)
        *Midcap 400
        *Zenith                                              T. Rowe Price Associates, Inc.
        *Balanced                                               T. Rowe
        *Natural Resources                                       *Blue Chip
         (Commenced May 1, 2007)                                  (Commenced April 30, 2008)
        *Inflation
         (Commenced May 1, 2008)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------
    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    CHANGE IN INVESTMENT COST BASIS METHODOLOGY
    Effective January 1, 2008, the asset management of the Account has been moved to a new record-keeping system. This change was made to support enterprise separate account integration, which increases scalability and efficiencies. The new system does not support the first in first out method for calculating realized gains and losses. As a result, the accounting for realized gains and losses on investments is calculated using the weighted cost method effective January 1, 2008.

    This change does not impact the values of the subaccounts. In addition, this change does not impact the net increase(decrease) in net assets resulting from operations in the Statements of Operations, nor the net increase(decrease) from policyowner transactions in the Statements of Changes in Net Assets and, therefore, the Company's policyholders that invest in the subaccounts are not impacted by this change.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of UCLIC. UCLIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------
    Affiliates of UCLIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                 Investment Advisory         Management/
                                         Fee              Administrative Fee
                                ----------------------  -----------------------
     Summit:
       EAFE Intl.                       0.00560                 0.00100
       Barclays                         0.00300                 0.00100
       S&P 500                          0.00250                 0.00100
       Nasdaq 100                       0.00350                 0.00100
       Russell                          0.00350                 0.00100
       Midcap 400                       0.00300                 0.00100
       Zenith                           0.00640                 0.00100
       Balanced                         0.00300                 0.00100
       Natural Resources                0.00550                 0.00100
       Inflation                        0.00500                 0.00100
       Aggressive                       0.00550                 0.00100
       Conservative                     0.00550                 0.00100
       Target                           0.00550                 0.00100
     Calvert:
       Income                           0.00400                 0.00300
       Social Equity                    0.00500                 0.00200
     Ameritas:
       Core Strat                       0.00750                 0.00050

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------
    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2008 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Alger:
      Capital App                                                      $          617,831      $        1,888,891
      Mid Cap                                                                   4,361,939               1,624,512

    American Century:
      Income & Growth                                                             568,121                 569,231
      Value                                                                     1,705,690               3,044,750
      Mid Cap Value                                                             1,183,523                 136,078
      International                                                               270,526                 158,785

    Scudder:
      Capital Growth                                                              590,019               3,404,180
      International                                                             3,804,001               3,807,644
      Money Market                                                             16,788,028               8,347,024
      Mid Value                                                                   978,956                  18,326
      Global                                                                          504                      23

    Franklin Templeton:
      Growth Securities                                                            63,386                 109,285
      Foreign Securities                                                        1,187,174               5,488,418

    AIM:
      Balance                                                                      13,030                  13,786
      Basic Value                                                                 112,798                  48,020
      Capital Appreciation                                                        203,224               1,383,544
      Intl Growth                                                                 125,227                  41,473

    Morgan Stanley:
      Core+Fixed                                                                1,481,898               2,777,977
      U.S. Real Estate                                                          4,259,840               3,184,824
      Emerging Markets                                                          1,619,305                  49,023

    Neuberger Berman:
      Regency                                                                      49,721                   1,419
      Guardian                                                                    501,871               1,495,128

    MFS:
      Growth                                                                      651,661               2,330,955
      Investor Trust                                                            1,027,292               2,248,744
      New Discovery                                                               974,446                 962,020
      Total Return                                                                758,101               1,892,281
      High Income                                                                 751,167               1,724,427
      Research                                                                  4,803,149                  79,057
      Utilities                                                                   372,985                  48,065

                                     FS-38

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Oppenheimer:
      Cap App                                                          $           15,169      $            4,862
      Global Securities                                                           800,323               2,406,569
      Growth & Income                                                             477,989               1,077,958

    Seligman:
      Comm & Info                                                                 957,340               1,171,128
      Smaller Cap                                                               3,185,705               2,700,613

    Summit:
      EAFE Intl.                                                                2,771,990               2,577,572
      Barclays                                                                  3,948,570               1,826,290
      S&P 500                                                                   2,107,240               7,469,934
      Nasdaq 100                                                                  532,870               1,460,493
      Russell                                                                   1,401,282               2,536,629
      Midcap 400                                                                2,852,313               6,081,852
      Zenith                                                                    9,118,743               7,204,841
      Balanced                                                                    391,173               1,780,961
      Natural Resources                                                         4,071,555               1,124,637
      Inflation                                                                 2,015,158                  88,129
      Aggressive                                                                   37,665                     178
      Conservative                                                                 51,428                  12,020
      Target                                                                      296,822                   3,191

    Calvert:
      Income                                                                   20,855,775                 629,171
      Social Equity                                                                15,678                   9,674

    Ameritas:
      Core Strat                                                                4,858,961                 439,015

    Fidelity:
      Contrafund SC2                                                            2,330,217               2,524,880
      Equity Inc. SC2                                                           1,815,510               1,352,089
      High Inc. SC2                                                             2,507,603                 101,442

    Third Avenue:
      Value                                                                     1,343,756                 320,841

    T. Rowe:
      Blue Chip                                                                 4,785,815                  83,298


5. FINANCIAL HIGHLIGHTS
-----------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between 1.25 percent and 1.75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Alger:
 Capital App
 -----------
 2008                  8.16    10.55        237,416      2,001,452    ----        1.25    1.75    (46.08)   (45.82)
 2007                 15.07    19.57        347,054      5,337,378    ----        1.25    1.75     31.23     31.88
 2006                 11.43    14.92        237,326      2,758,729    ----        1.25    1.75     17.23     17.81
 2005                  9.70    12.72        128,904      1,265,251    ----        1.25    1.75     12.48     13.03
 2004                  8.58    11.31         98,279        842,680    ----        1.25    1.75      6.85     13.12

 Mid Cap
 -------
 2008                  6.92     7.17        511,582      3,575,673    0.17        1.25    1.75    (59.08)   (58.87)
 2007                 16.83    17.51        466,155      7,893,924    ----        1.25    1.75     29.28     29.93
 2006                 12.96    13.55        358,022      4,658,498   14.78        1.25    1.75      8.26      8.79
 2005                 11.91    12.51        349,570      4,175,760    ----        1.25    1.75      7.94      8.47
 2004                 10.98    11.59        311,591      3,420,117    ----        1.25    1.75     11.64     15.92

 American Century:
 Income & Growth
 ---------------
 2008                  7.07     8.19        204,370      1,483,861    2.04        1.25    1.75    (35.72)   (35.40)
 2007                 10.95    12.75        238,149      2,653,105    1.95        1.25    1.75     (1.80)    (1.31)
 2006                 11.09    12.98        249,781      2,816,882    1.69        1.25    1.75     15.08     15.65
 2005                  9.59    11.28        251,772      2,442,272    1.90        1.25    1.75      2.83      3.35
 2004                  9.28    10.97        218,026      2,039,552    1.11        1.25    1.75      9.67     11.60

                                     FS-40

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 American Century, continued:
 Value
 -----
 2008                  8.94    13.71        375,556      4,832,208    2.74        1.25    1.75    (28.04)   (27.68)
 2007                 12.42    18.95        529,396      9,525,238    1.70        1.25    1.75     (6.78)    (6.32)
 2006                 13.32    20.23        552,903     10,866,217    1.27        1.25    1.75     16.63     17.20
 2005                 11.42    17.26        583,332      9,897,462    0.84        1.25    1.75      3.22      3.75
 2004                 11.06    16.64        528,228      8,766,509    0.95        1.25    1.75     10.64     12.92

 Mid Cap Value
 -------------
 2008                  7.61     7.63        116,099        883,573    ----        1.25    1.75    (25.47)   (25.22)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

 International
 -------------
 2008                  9.71     9.71         34,919        339,071    0.74        1.75    1.75    (45.78)   (45.78)
 2007                 17.91    17.91         31,342        561,280    0.65        1.75    1.75     16.02     16.02
 2006                 15.44    15.44         27,986        431,997    1.07        1.75    1.75     22.89     22.89
 2005                 12.56    12.56         15,831        198,842    0.35        1.75    1.75     11.30     11.30
 2004                 11.29    11.29            448          5,050    ----        1.75    1.75     12.85     12.85

 Scudder:
 Capital Growth
 --------------
 2008                  9.03    20.83        626,998     12,590,199    1.09        1.25    1.75    (34.14)   (33.81)
 2007                 13.70    31.47        725,181     22,222,030    0.62        1.25    1.75     10.64     11.19
 2006                 12.39    28.31        858,249     23,704,395    0.58        1.25    1.75      6.67      7.20
 2005                 11.61    26.40      1,020,887     26,435,122    0.98        1.25    1.75      7.08      7.61
 2004                 10.84    24.54      1,218,347     29,513,643    0.54        1.25    1.75      6.64      8.43

 International
 -------------
 2008                  5.67    15.73        624,714      9,381,310    1.41        1.25    1.45    (48.96)   (48.86)
 2007                 11.11    30.76        748,253     21,929,754    2.47        1.25    1.45     12.94     13.16
 2006                  9.83    27.18        823,165     21,288,477    1.89        1.25    1.45     24.12     24.37
 2005                  7.92    21.85        853,382     17,987,203    1.57        1.25    1.45     14.51     14.74
 2004                  6.92    19.05        978,024     18,051,953    1.25        1.25    1.45     14.86     15.09

 Money Market
 ------------
 2008                 10.80    21.14      1,329,176     21,089,242    2.59        1.25    1.75      0.86      1.36
 2007                 10.71    20.86        765,109     12,656,032    4.69        1.25    1.75      3.18      3.69
 2006                 10.38    20.11        582,288      9,403,641    4.14        1.25    1.75      2.85      3.35
 2005                 10.09    19.46        577,977      9,318,034    2.84        1.25    1.75      0.95      1.45
 2004                 10.00    19.18        520,075      9,290,164    0.83        1.25    1.75     (0.35)    (0.05)

                                     FS-41

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Scudder, continued:
 Mid Value
 ---------
 2008                  7.00     7.02        105,689        740,140    ----        1.25    1.75    (31.31)   (31.18)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

 Global
 ------
 2008                  5.34     5.34             85            456    ----        1.25    1.25    (46.96)   (46.96)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

 Franklin Templeton:
 Growth Securities
 -----------------
 2008                  8.11     8.11         17,585        142,618    1.52        1.75    1.75    (43.32)   (43.32)
 2007                 14.31    14.31         21,194        303,265    1.36        1.75    1.75      0.58      0.58
 2006                 14.23    14.23         19,851        282,409    5.17        1.75    1.75     19.72     19.72
 2005                 11.88    11.88         11,710        139,142    1.32        1.75    1.75      6.98      6.98
 2004                 11.11    11.11            527          5,852    ----        1.75    1.75     11.07     11.07

 Foreign Securities
 ------------------
 2008                  9.67    12.30        402,909      4,743,670    2.45        1.25    1.75    (41.41)   (41.12)
 2007                 16.50    20.89        725,212     14,290,968    2.05        1.25    1.75     13.46     14.02
 2006                 14.54    18.32        783,800     13,690,928    1.21        1.25    1.75     19.37     19.95
 2005                 12.18    15.28        755,867     11,095,626    1.15        1.25    1.75      8.27      8.82
 2004                 11.25    14.04        715,857      9,789,237    1.03        1.25    1.75     12.50     17.06

 AIM:
 Balance
 -------
 2008                  7.36     7.36         10,309         75,901    4.53        1.75    1.75    (39.39)   (39.39)
 2007                 12.15    12.15         10,732        130,351    3.29        1.75    1.75      0.44      0.44
 2006                 12.09    12.09          9,374        113,370    2.93        1.75    1.75      8.66      8.66
 2005                 11.13    11.13          3,048         33,919    2.64        1.75    1.75      3.47      3.47
 2004                 10.76    10.76            117          1,259    1.40        1.75    1.75      7.57      7.57

                                     FS-42

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 AIM, continued:
 Basic Value
 -----------
 2008                  6.11     6.11         24,594        150,284    0.90        1.75    1.75    (52.60)   (52.60)
 2007                 12.89    12.89         22,655        292,063    0.78        1.75    1.75     (0.21)    (0.21)
 2006                 12.92    12.92         11,902        153,765    6.99        1.75    1.75     11.27     11.27
 2005                 11.61    11.61          2,204         25,591    0.10        1.75    1.75      3.92      3.92
 2004                 11.17    11.17            449          5,012    ----        1.75    1.75     11.72     11.72

 Capital Appreciation
 --------------------
 2008                  6.64     7.68        714,323      4,633,969    ----        1.25    1.75    (43.49)   (43.21)
 2007                 11.69    13.59        833,017      9,539,890    ----        1.25    1.75     10.08     10.62
 2006                 10.56    12.34        991,572     10,255,431    0.07        1.25    1.75      4.48      5.00
 2005                 10.06    11.81        743,289      7,389,579    0.06        1.25    1.75      6.97      7.49
 2004                  9.36    11.04        830,263      7,642,274    ----        1.25    1.75      5.31     10.45

 Intl Growth
 -----------
 2008                  6.24     6.26          9,747         60,868    1.14        1.25    1.74    (37.75)   (32.59)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

 Morgan Stanley:
 Core+Fixed
 ----------
 2008                  9.59    10.20        232,290      2,318,283    3.81        1.25    1.75    (11.75)   (11.32)
 2007                 10.87    11.51        372,498      4,177,740    3.32        1.25    1.75      3.63      4.14
 2006                 10.48    11.05        284,916      3,095,854    4.56        1.25    1.75      1.95      2.47
 2005                 10.28    10.78        203,063      2,163,529    4.72        1.25    1.75      2.41      2.95
 2004                 10.04    10.47         70,270        731,050    2.93        1.25    1.75      0.42      3.11

 U.S. Real Estate
 ----------------
 2008                  8.71    13.75        329,303      3,865,606    3.47        1.25    1.75    (38.97)   (38.67)
 2007                 14.28    22.41        372,516      7,720,813    1.31        1.25    1.75    (18.51)   (18.10)
 2006                 17.52    27.36        445,631     11,400,859    7.85        1.25    1.75     35.69     36.35
 2005                 12.91    20.07        363,299      6,819,035    3.60        1.25    1.75     15.04     15.61
 2004                 11.23    17.36        201,840      3,470,685    2.81        1.25    1.75     12.25     34.71

 Emerging Markets
 ----------------
 2008                  4.60     4.61        184,740        850,080    ----        1.25    1.75    (54.57)   (54.46)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

                                     FS-43

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Neuberger Berman:
 Regency
 -------
 2008                  5.57     5.57          5,418         30,189    2.26        1.25    1.25    (39.56)   (39.56)
 2007                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2006                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2005                  ----     ----           ----           ----    ----        ----    ----      ----      ----
 2004                  ----     ----           ----           ----    ----        ----    ----      ----      ----

 Guardian
 --------
 2008                   7.90    7.96        367,415      2,920,322    0.51        1.25    1.45    (38.15)   (38.02)
 2007                  12.77   12.84        469,379      6,021,101    0.28        1.25    1.45      5.84      6.05
 2006                  12.06   12.10        541,728      6,554,727    0.68        1.25    1.45     11.76     11.98
 2005                  10.79   10.81        543,016      5,868,567    0.15        1.25    1.45      6.84      7.07
 2004                  10.10   10.10        528,046      5,331,290    0.13        1.25    1.45     14.16     14.38

 MFS:
 Growth
 ------
 2008                   4.21   11.93        600,103      6,715,632    0.23        1.25    1.45    (38.32)   (38.19)
 2007                   6.83   19.31        702,165     12,720,593    ----        1.25    1.45     19.43     19.67
 2006                   5.72   16.14        869,196     13,385,508    ----        1.25    1.45      6.36      6.57
 2005                   5.38   15.14      1,040,580     15,162,181    ----        1.25    1.45      7.63      7.83
 2004                   5.00   14.04      1,217,067      1,669,615    ----        1.25    1.45     11.33     11.57

 Investor Trust
 --------------
 2008                   7.11   13.34        546,852      7,205,529    0.87        1.25    1.45    (34.04)   (33.91)
 2007                  10.77   20.19        657,067     13,105,634    0.86        1.25    1.45      8.72      8.94
 2006                   9.91   18.53        783,714     14,294,740    0.49        1.25    1.45     11.38     11.61
 2005                   8.90   16.60        928,327     15,192,656    0.55        1.25    1.45      5.77      5.99
 2004                   8.41   15.67      1,083,038     16,770,653    0.61        1.25    1.45      9.77      9.98

 New Discovery
 -------------
 2008                   5.93    7.97        371,692      2,292,144    ----        1.25    1.75    (40.38)   (40.08)
 2007                   9.90   13.37        447,393      4,574,300    ----        1.25    1.75      0.74      1.24
 2006                   9.77   13.27        478,149      4,775,698    ----        1.25    1.75     11.28     11.82
 2005                   8.74   11.93        453,275      3,991,216    ----        1.25    1.75      3.43      3.95
 2004                   8.41   11.53        450,102      3,757,564    ----        1.25    1.75      5.20     15.31

 Total Return
 ------------
 2008                   9.27   11.65        369,395      4,219,783    3.33        1.25    1.75    (23.48)   (23.10)
 2007                  12.11   15.14        489,844      7,298,935    2.68        1.25    1.75      2.41      2.92
 2006                  11.83   14.71        547,537      7,956,071    2.26        1.25    1.75      9.98     10.53
 2005                  10.76   13.31        617,263      8,128,770    1.99        1.25    1.75      1.04      1.56
 2004                  10.64   13.11        515,122      6,745,944    1.54        1.25    1.75      6.45      9.94

                                     FS-44

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 MFS, continued:
 High Income
 -----------
 2008                   7.86   11.63        389,241      4,187,954    9.68        1.25    1.75    (29.73)   (29.38)
 2007                  11.19   16.46        487,964      7,504,134    7.38        1.25    1.75      0.01      0.51
 2006                  11.19   16.38        545,033      8,491,168    7.32        1.25    1.75      8.48      9.04
 2005                  10.31   15.02        564,427      8,169,173    6.48        1.25    1.75      0.39      0.92
 2004                  10.27   14.88        562,704      8,186,614    4.45        1.25    1.75      2.72      7.81

 Research
 --------
 2008                   5.86    5.88        571,038      3,347,290    ----        1.25    1.75    (41.84)   (41.65)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Utilities
 ---------
 2008                   6.33    6.35         35,490        225,213    ----        1.25    1.75    (38.61)   (30.31)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Oppenheimer:
 Cap App
 -------
 2008                   7.14    7.14         12,152         86,803    0.14        1.75    1.75    (46.46)   (46.46)
 2007                  13.34   13.34         11,155        148,820    0.17        1.75    1.75     12.18     12.18
 2006                  11.89   11.89          6,991         83,144    0.17        1.75    1.75      6.10      6.10
 2005                  11.21   11.21          2,109         23,645    ----        1.75    1.75      3.29      3.29
 2004                  10.85   10.85           ----           ----    ----        1.75    1.75      8.53      8.53

 Global Securities
 -----------------
 2008                   8.70    9.20        436,515      3,812,621    1.66        1.25    1.75    (41.22)   (40.93)
 2007                  14.73   15.65        599,117      8,831,540    1.35        1.25    1.75      4.48      5.00
 2006                  14.03   14.98        584,115      8,213,140    5.56        1.25    1.75     15.68     16.24
 2005                  12.07   12.95        435,224      5,259,898    0.86        1.25    1.75     12.33     12.90
 2004                  10.69   11.53        318,285      3,395,303    1.07        1.25    1.75     15.27     17.69

 Growth & Income
 ---------------
 2008                   6.50    7.96        401,903      2,640,735    1.62        1.25    1.75    (39.53)   (39.23)
 2007                  10.70   13.16        501,447      5,421,648    1.07        1.25    1.75      2.62      3.13
 2006                  10.38   12.83        564,312      5,900,158    1.07        1.25    1.75     13.05     13.61
 2005                   9.14   11.35        547,964      5,021,302    1.29        1.25    1.75      4.15      4.67
 2004                   8.73   10.89        544,114      4,744,605    0.83        1.25    1.75      8.11      8.95

                                     FS-45

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Seligman:
 Comm & Info
 -----------
 2008                   8.15   10.48        115,944        957,987    ----        1.25    1.75    (37.48)   (37.17)
 2007                  12.97   16.77        146,222      1,923,792    ----        1.25    1.75     13.12     13.68
 2006                  11.41   14.82        150,327      1,734,465    ----        1.25    1.75     19.93     20.51
 2005                   9.47   12.36        124,626      1,184,840    ----        1.25    1.75      5.68      6.19
 2004                   8.91   11.70        132,552      1,181,875    ----        1.25    1.75      9.49     16.97

 Smaller Cap
 -----------
 2008                   7.86   12.18        476,656      5,518,335    ----        1.25    1.75    (40.63)   (40.33)
 2007                  13.24   20.41        621,236     12,137,006    ----        1.25    1.75      2.16      2.67
 2006                  12.96   19.88        646,674     12,368,949    ----        1.25    1.75     18.92     19.50
 2005                  10.90   16.64        690,033     11,241,824   10.44        1.25    1.75     (5.78)    (5.31)
 2004                  11.57   17.57        619,044     10,796,426    0.19        1.25    1.75     15.66     18.14

 Summit:
 EAFE Intl.
 ----------
 2008                   9.38   13.08        363,720      4,357,292    3.09        1.25    1.75    (43.67)   (43.39)
 2007                  16.65   23.10        380,276      8,068,938    1.19        1.25    1.75      8.19      8.73
 2006                  15.39   21.25        242,719      4,831,799    1.36        1.25    1.75     23.41     24.02
 2005                  12.47   17.13        137,329      2,254,287    0.75        1.25    1.75     10.64     11.17
 2004                  11.27   15.41         86,056      1,321,794    0.63        1.25    1.75     12.71     16.53

 Barclays
 --------
 2008                  11.23   11.74        433,619      5,031,349    4.57        1.25    1.75      4.72      5.24
 2007                  10.72   11.16        259,725      2,863,475    4.34        1.25    1.75      5.57      6.10
 2006                  10.16   10.52        202,620      2,111,675    3.97        1.25    1.75      1.86      2.37
 2005                   9.97   10.27        146,759      1,498,649    3.72        1.25    1.75     (0.17)     0.32
 2004                   9.99   10.24        112,418      1,149,370    2.59        1.25    1.75     (0.09)     2.28

 S&P 500
 -------
 2008                   8.13   13.93      2,076,809     26,021,414    3.21        1.25    1.75    (38.17)   (37.87)
 2007                  13.15   22.42      2,440,681     49,922,211    1.55        1.25    1.75      3.32      3.84
 2006                  12.73   21.59      2,735,347     54,579,638    1.48        1.25    1.75     13.39     13.95
 2005                  11.23   18.94      3,144,507     55,753,924    1.52        1.25    1.75      2.73      3.24
 2004                  10.93   18.35      3,440,119     60,437,656    0.40        1.25    1.75      9.00      9.29

 Nasdaq 100
 ----------
 2008                   2.83    7.83        950,716      2,854,447    0.04        1.25    1.75    (42.90)   (42.62)
 2007                   4.93   13.72      1,181,832      6,013,148    1.21        1.25    1.75     16.45     17.03
 2006                   4.22   11.78      1,173,451      5,017,379    0.13        1.25    1.75      4.84      5.35
 2005                   4.00   11.23      1,280,411      5,172,194    0.58        1.25    1.75     (0.45)     0.05
 2004                   4.00   11.29      1,518,397      6,082,196    ----        1.25    1.75      8.73     12.85

                                     FS-46

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Summit, continued:
 Russell
 -------
 2008                   8.41    9.41        761,315      7,015,543    1.99        1.25    1.75    (35.10)   (34.78)
 2007                  12.96   14.43        915,883     13,005,775    0.66        1.25    1.75     (3.89)    (3.41)
 2006                  13.49   14.94        996,703     14,694,116    0.59        1.25    1.75     15.59     16.16
 2005                  11.67   12.86        987,690     12,580,696    0.47        1.25    1.75      2.22      2.73
 2004                  11.41   12.52        923,221     11,525,903    0.19        1.25    1.75     14.12     16.25

 Midcap 400
 ----------
 2008                   8.82   12.48      1,285,337     15,114,364    2.11        1.25    1.75    (37.73)   (37.42)
 2007                  14.16   19.95      1,599,262     30,303,620    0.96        1.25    1.75      5.53      6.05
 2006                  13.42   18.81      1,729,881     31,145,487    0.86        1.25    1.75      7.84      8.37
 2005                  12.44   17.36      1,735,471     29,140,150    0.51        1.25    1.75     10.02     10.56
 2004                  11.31   15.70      1,602,140     24,746,592    0.24        1.25    1.75     13.10     14.33

 Zenith
 ------
 2008                   8.24   48.84        986,419     27,711,796    2.61        1.25    1.75    (40.54)   (40.24)
 2007                  13.86   81.73        747,935     49,705,909    1.47        1.25    1.75     (0.35)     0.14
 2006                  13.91   81.62        808,736     54,826,316    1.41        1.25    1.75     21.02     21.62
 2005                  11.50   67.11        799,782     47,474,999    1.56        1.25    1.75      5.08      5.61
 2004                  10.94   63.55        818,205     47,830,496    1.48        1.25    1.75      9.40     13.35

 Balanced
 --------
 2008                   9.46    9.52        566,323      5,367,658    3.08        1.25    1.75    (22.90)   (22.52)
 2007                  12.27   12.28        704,884      8,625,071    2.76        1.25    1.75      5.17      5.69
 2006                  11.62   11.67        806,943      9,342,322    2.36        1.25    1.75      9.12      9.66
 2005                  10.60   10.69        910,451      9,611,854    2.59        1.25    1.75      1.26      1.77
 2004                  10.41   10.56      1,056,184     10,963,240    1.62        1.25    1.75      5.59      6.26

 Natural Resources
 -----------------
 2008                   6.66    6.71        248,074      1,663,179    0.20        1.25    1.75    (41.08)   (40.79)
 2007                  11.30   11.34         22,309        252,841    ----        1.25    1.75     12.98     13.35
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Inflation
 ---------
 2008                   9.40    9.43        192,541      1,812,269    2.62        1.25    1.75     (6.10)    (5.79)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----


                                     FS-47

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Summit, continued:
 Aggressive
 ----------
 2008                   7.33    7.36          3,979         29,187    2.04        1.25    1.75    (20.95)   (20.61)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Conservative
 ------------
 2008                   8.61    8.64          4,106         35,409    3.31        1.25    1.75    (13.43)    (9.87)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Target
 ------
 2008                   7.57    7.60         31,235        237,218    3.07        1.25    1.75    (24.48)   (17.73)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Calvert:
 Income
 ------
 2008                   8.84    8.91      2,183,033     19,401,288   33.37        1.25    1.75    (12.81)   (12.74)
 2007                  10.18   10.21         34,805        355,334    6.16        1.25    1.75      1.76      2.09
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Social Equity
 -------------
 2008                   6.58    6.58            702          4,622    ----        1.25    1.25    (16.90)   (16.90)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Ameritas:
 Core Strat
 ----------
 2008                   5.88    5.93        694,901      4,094,063    1.45        1.25    1.75    (41.44)   (41.15)
 2007                  10.04   10.07        173,827      1,748,305    0.67        1.25    1.75      0.41      0.74
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

                                     FS-48

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income        Expense             Total
                        Value ($)          Units           ($)        Ratio %       Ratio %            Return %
                    ------------------------------------------------------------------------------------------------
                      Min     Max                                                Min     Max     Min       Max
 Fidelity:
 Contrafund SC2
 --------------
 2008                   6.22    6.28        180,651      1,132,069    0.53        1.25    1.75    (43.68)   (43.40)
 2007                  11.05   11.09        226,483      2,507,990    0.69        1.25    1.75     10.51     10.87
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Equity Inc. SC2
 ---------------
 2008                   5.32    5.37        178,217        951,675    2.22        1.25    1.75    (43.80)   (43.52)
 2007                   9.47    9.50        129,244      1,226,007    1.58        1.25    1.75     (5.29)    (4.98)
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 High Inc. SC2
 -------------
 2008                   7.19    7.25        282,260      2,033,845   17.82        1.25    1.75    (26.43)   (26.07)
 2007                   9.78    9.81         39,588        387,658    7.25        1.25    1.75     (2.24)    (1.92)
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 Third Avenue:
 Value
 -----
 2008                   4.86    4.90        193,150        942,363    0.94        1.25    1.75    (44.63)   (44.36)
 2007                   8.79    8.81         77,962        686,252    1.38        1.25    1.75    (12.15)   (11.86)
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

 T. Rowe:
 Blue Chip
 ---------
 2008                   6.11    6.13        531,863      3,250,214    0.20        1.25    1.75    (39.71)   (39.50)
 2007                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2006                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2005                   ----    ----           ----           ----    ----        ----    ----      ----      ----
 2004                   ----    ----           ----           ----    ----        ----    ----      ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                       2008                   2007
                                               ---------------------  ---------------------
     Alger:
     Capital App
     -----------
     Units issued                                         61,500                153,607
     Units redeemed                                     (171,138)               (43,879)
                                               ---------------------  ---------------------
     Net increase(decrease)                             (109,638)               109,728
                                               =====================  =====================
     Mid Cap
     -------
     Units issued                                        212,863                179,775
     Units redeemed                                     (167,436)               (71,642)
                                               ---------------------  ---------------------
     Net increase(decrease)                               45,427                108,133
                                               =====================  =====================
     American Century:
     Income & Growth
     ---------------
     Units issued                                         26,458                 39,236
     Units redeemed                                      (60,237)               (50,868)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (33,779)               (11,632)
                                               =====================  =====================
     Value
     -----
     Units issued                                         59,430                113,349
     Units redeemed                                     (213,271)              (136,855)
                                               ---------------------  ---------------------
     Net increase(decrease)                             (153,841)               (23,506)
                                               =====================  =====================
     Mid Cap Value
     -------------
     Units issued                                        133,254                   ----
     Units redeemed                                      (17,155)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                              116,099                   ----
                                               =====================  =====================
     International
     -------------
     Units issued                                         15,939                  6,168
     Units redeemed                                      (12,362)                (2,812)
                                               ---------------------  ---------------------
     Net increase(decrease)                                3,577                  3,356
                                               =====================  =====================
     Scudder:
     Capital Growth
     --------------
     Units issued                                         23,747                 12,285
     Units redeemed                                     (121,930)              (145,353)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (98,183)              (133,068)
                                               =====================  =====================
     International
     -------------
     Units issued                                         52,336                 55,659
     Units redeemed                                     (175,876)              (130,571)
                                               ---------------------  ---------------------
     Net increase(decrease)                             (123,540)               (74,912)
                                               =====================  =====================


                                     FS-50

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               --------------------   ---------------------
     Scudder, continued:
     Money Market
     ------------
     Units issued                                      1,178,899                807,898
     Units redeemed                                     (614,832)              (625,077)
                                               --------------------   ---------------------
     Net increase(decrease)                              564,067                182,821
                                               ====================   =====================
     Mid Value
     ---------
     Units issued                                        109,376                   ----
     Units redeemed                                       (3,687)                  ----
                                               --------------------   ---------------------
     Net increase(decrease)                              105,689                   ----
                                               ====================   =====================
     Global
     ------
     Units issued                                             88                   ----
     Units redeemed                                           (3)                  ----
                                               --------------------   ---------------------
     Net increase(decrease)                                   85                   ----
                                               ====================   =====================
     Franklin Templeton:
     Growth Securities
     -----------------
     Units issued                                          4,587                  1,607
     Units redeemed                                       (8,196)                  (263)
                                               --------------------   ---------------------
     Net increase(decrease)                               (3,609)                 1,344
                                               ====================   =====================
     Foreign Securities
     ------------------
     Units issued                                          7,966                105,432
     Units redeemed                                     (330,269)              (164,020)
                                               --------------------   ---------------------
     Net increase(decrease)                             (322,303)               (58,588)
                                               ====================   =====================
     AIM:
     Balance
     -------
     Units issued                                            701                  1,555
     Units redeemed                                       (1,124)                  (198)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (423)                 1,357
                                               ====================   =====================
     Basic Value
     -----------
     Units issued                                          5,914                 12,173
     Units redeemed                                       (3,975)                (1,420)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,939                 10,753
                                               ====================   =====================


                                     FS-51



6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               --------------------   ---------------------
     AIM, continued:
     Capital Appreciation
     --------------------
     Units issued                                         34,715                 59,690
     Units redeemed                                     (153,409)              (218,246)
                                               --------------------   ---------------------
     Net increase(decrease)                             (118,694)              (158,556)
                                               ====================   =====================
     Intl Growth
     -----------
     Units issued                                         17,015                   ----
     Units redeemed                                       (7,268)                  ----
                                               --------------------   ---------------------
     Net increase(decrease)                                9,747                   ----
                                               ====================   =====================
     Morgan Stanley:
     Core+Fixed
     ----------
     Units issued                                        141,634                155,644
     Units redeemed                                     (281,842)               (68,062)
                                               --------------------   ---------------------
     Net increase(decrease)                             (140,208)                87,582
                                               ====================   =====================
     U.S. Real Estate
     ----------------
     Units issued                                        134,781                103,588
     Units redeemed                                     (177,994)              (176,703)
                                               --------------------   ---------------------
     Net increase(decrease)                              (43,213)               (73,115)
                                               ====================   =====================
     Emerging Markets
     ----------------
     Units issued                                        196,595                   ----
     Units redeemed                                      (11,855)                  ----
                                               --------------------   ---------------------
     Net increase(decrease)                              184,740                   ----
                                               ====================   =====================
     Neuberger Berman:
     Regency
     -------
     Units issued                                          5,645                   ----
     Units redeemed                                         (227)                  ----
                                               --------------------   ---------------------
     Net increase(decrease)                                5,418                   ----
                                               ====================   =====================
     Guardian
     --------
     Units issued                                         30,048                 44,304
     Units redeemed                                     (132,012)              (116,653)
                                               --------------------   ---------------------
     Net increase(decrease)                             (101,964)               (72,349)
                                               ====================   =====================
     MFS:
     Growth
     ------
     Units issued                                         55,096                  54,486
     Units redeemed                                     (157,158)               (221,517)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (102,062)               (167,031)
                                               =====================   =====================


                                     FS-52

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               ---------------------   ---------------------
     MFS, continued:
     Investor Trust
     --------------
     Units issued                                         13,101                   9,824
     Units redeemed                                     (123,316)               (136,471)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (110,215)               (126,647)
                                               =====================   =====================
     New Discovery
     -------------
     Units issued                                         39,315                  56,611
     Units redeemed                                     (115,016)                (87,367)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (75,701)                (30,756)
                                               =====================   =====================
     Total Return
     ------------
     Units issued                                         18,325                  85,929
     Units redeemed                                     (138,774)               (143,622)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (120,449)                (57,693)
                                               =====================   =====================
     High Income
     -----------
     Units issued                                         20,619                  70,146
     Units redeemed                                     (119,342)               (127,215)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (98,723)                (57,069)
                                               =====================   =====================
     Research
     --------
     Units issued                                        590,036                    ----
     Units redeemed                                      (18,998)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                              571,038                    ----
                                               =====================   =====================
     Utilities
     ---------
     Units issued                                         43,661                    ----
     Units redeemed                                       (8,171)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                               35,490                    ----
                                               =====================   =====================
     Oppenheimer:
     Cap App
     -------
     Units issued                                          1,296                   4,324
     Units redeemed                                         (299)                   (160)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  997                   4,164
                                               =====================   =====================
     Global Securities
     -----------------
     Units issued                                         30,168                 100,606
     Units redeemed                                     (192,770)                (85,604)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (162,602)                 15,002
                                               =====================   =====================


                                     FS-53

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                    2007
                                               ---------------------   ---------------------
     Oppenheimer, continued:
     Growth & Income
     ---------------
     Units issued                                         19,963                  75,750
     Units redeemed                                     (119,507)               (138,615)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (99,544)                (62,865)
                                               =====================   =====================
     Seligman:
     Comm & Info
     -----------
     Units issued                                         83,763                  38,260
     Units redeemed                                     (114,041)                (42,365)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (30,278)                 (4,105)
                                               =====================   =====================
     Smaller Cap
     -----------
     Units issued                                         32,489                 124,619
     Units redeemed                                     (177,069)               (150,057)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (144,580)                (25,438)
                                               =====================   =====================
     Summit:
     EAFE Intl.
     ----------
     Units issued                                        154,514                 168,409
     Units redeemed                                     (171,070)                (30,852)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (16,556)                137,557
                                               =====================   =====================
     Barclays
     --------
     Units issued                                        358,191                  88,257
     Units redeemed                                     (184,297)                (31,153)
                                               ---------------------   ---------------------
     Net increase(decrease)                              173,894                  57,104
                                               =====================   =====================
     S&P 500
     -------
     Units issued                                         64,948                 117,150
     Units redeemed                                     (428,820)               (411,817)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (363,872)               (294,667)
                                               =====================   =====================
     Nasdaq 100
     ----------
     Units issued                                        125,497                 264,765
     Units redeemed                                     (356,613)               (256,384)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (231,116)                  8,381
                                               =====================   =====================
     Russell
     -------
     Units issued                                         62,128                 132,382
     Units redeemed                                     (216,696)               (213,202)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (154,568)                (80,820)
                                               =====================   =====================


                                     FS-54

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               ---------------------   ---------------------
     Summit, continued:
     Midcap 400
     ----------
     Units issued                                         51,978                 165,743
     Units redeemed                                     (365,903)               (296,362)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (313,925)               (130,619)
                                               =====================   =====================
     Zenith
     ------
     Units issued                                        410,409                  60,847
     Units redeemed                                     (171,925)               (121,648)
                                               ---------------------   ---------------------
     Net increase(decrease)                              238,484                 (60,801)
                                               =====================   =====================
     Balanced
     --------
     Units issued                                         20,509                  29,586
     Units redeemed                                     (159,070)               (131,645)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (138,561)               (102,059)
                                               =====================   =====================
     Natural Resources
     -----------------
     Units issued                                        355,760                  25,947
     Units redeemed                                     (129,995)                 (3,638)
                                               ---------------------   ---------------------
     Net increase(decrease)                              225,765                  22,309
                                               =====================   =====================
     Inflation
     ---------
     Units issued                                        207,962                    ----
     Units redeemed                                      (15,421)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                              192,541                    ----
                                               =====================   =====================
     Aggressive
     ----------
     Units issued                                          3,981                    ----
     Units redeemed                                           (2)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                                3,979                    ----
                                               =====================   =====================
     Conservative
     ------------
     Units issued                                          5,332                    ----
     Units redeemed                                       (1,226)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                                4,106                    ----
                                               =====================   =====================
     Target
     ------
     Units issued                                         31,519                    ----
     Units redeemed                                         (284)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                               31,235                    ----
                                               =====================   =====================


                                     FS-55

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2008                   2007
                                               ---------------------   ---------------------
     Calvert:
     Income
     ------
     Units issued                                      2,247,369                  49,739
     Units redeemed                                      (99,141)                (14,934)
                                               ---------------------   ---------------------
     Net increase(decrease)                            2,148,228                  34,805
                                               =====================   =====================
     Social Equity
     -------------
     Units issued                                          1,817                    ----
     Units redeemed                                       (1,115)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                                  702                    ----
                                               =====================   =====================
     Ameritas:
     Core Strat
     ----------
     Units issued                                        619,643                 179,194
     Units redeemed                                      (98,569)                 (5,367)
                                               ---------------------   ---------------------
     Net increase(decrease)                              521,074                 173,827
                                               =====================   =====================
     Fidelity:
     Contrafund SC2
     --------------
     Units issued                                        253,837                 257,205
     Units redeemed                                     (299,669)                (30,722)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (45,832)                226,483
                                               =====================   =====================
     Equity Inc. SC2
     ---------------
     Units issued                                        239,517                 132,724
     Units redeemed                                     (190,544)                 (3,480)
                                               ---------------------   ---------------------
     Net increase(decrease)                               48,973                 129,244
                                               =====================   =====================
     High Inc. SC2
     -------------
     Units issued                                        265,695                  40,756
     Units redeemed                                      (23,023)                 (1,168)
                                               ---------------------   ---------------------
     Net increase(decrease)                              242,672                  39,588
                                               =====================   =====================
     Third Avenue:
     Value
     -----
     Units issued                                        172,446                  97,731
     Units redeemed                                      (57,258)                (19,769)
                                               ---------------------   ---------------------
     Net increase(decrease)                              115,188                  77,962
                                               =====================   =====================
     T. Rowe:
     Blue Chip
     ---------
     Units issued                                        548,566                    ----
     Units redeemed                                      (16,703)                   ----
                                               ---------------------   ---------------------
     Net increase(decrease)                              531,863                    ----
                                               =====================   =====================

       STATUTORY-BASIS FINANCIAL STATEMENTS

       The Union Central Life Insurance Company

       As of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008; Supplemental Schedules as of December 31, 2008 and Independent Auditors' Reports

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS


              As of December 31, 2008 and 2007 and for each of the
                three years in the period ended December 31, 2008

                                                                                      CONTENTS Page

Independent Auditors' Report...............................................................................1

Balance Sheets - Statutory-Basis...........................................................................2

Statements of Income and Changes in Capital and Surplus - Statutory-Basis..................................3

Statements of Cash Flows - Statutory-Basis.................................................................4

Notes to Financial Statements - Statutory-Basis............................................................5

Other Financial Information:

     Independent Auditors' Report on Supplemental Schedules...............................................37

     Supplemental Schedule of Selected Financial Data - Statutory-Basis...................................38

     Supplemental Investment Risks Interrogatories - Statutory-Basis......................................41

     Supplemental Summary Investment Schedule - Statutory-Basis...........................................45

     Note to Supplemental Schedules - Statutory-Basis.....................................................47

                          Independent Auditors' Report

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory-basis of The Union Central Life Insurance Company (the Company), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income and changes in capital and surplus - statutory-basis and cash flows - statutory-basis for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 17.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory-basis of The Union Central Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 26, 2009

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                        Balance Sheets - Statutory-Basis

                                                                                        December 31,
                                                                             ---------------------------------
                                                                                  2008                2007
                                                                             -------------       -------------
                                                                                       (000's Omitted)
ADMITTED ASSETS

Cash and Investments:
     Bonds                                                                   $   3,451,144       $   3,488,745
     Common stock in subsidiaries and affiliates                                    13,293              29,921
     Preferred and other common stocks                                             157,767             191,085
     Mortgage loans                                                                551,040             536,801
     Real estate
       Properties occupied by the Company                                           12,794              14,389
       Properties held for the production of income                                    234               4,065
     Policy loans                                                                  154,527             151,856
     Cash and short-term investments                                               104,674              26,111
     Receivable for securities                                                         693               2,182
     Other invested assets                                                          21,814              31,002
                                                                             -------------       -------------
       Total Cash and Investments                                                4,467,980           4,476,157

Deferred and uncollected premiums                                                   32,397              33,029
Investment income due and accrued                                                   48,639              48,502
Net deferred income tax asset                                                       24,188              27,221
Federal income tax recoverable                                                       2,270               3,937
Other admitted assets                                                               69,327              68,869
Separate account assets                                                          1,665,780           2,627,156
                                                                             -------------       -------------
       Total Admitted Assets                                                 $   6,310,581       $   7,284,871
                                                                             =============       =============
LIABILITIES, CAPITAL AND SURPLUS

Policy and Contract Liabilities:
     Reserves for life, accident and health policies                         $   4,131,659       $   4,035,730
     Deposit funds                                                                 124,602             129,052
     Policy claims                                                                  20,004              19,305
     Interest maintenance reserve                                                       --               9,672
     Dividends payable to policyholders                                             11,874              11,565
                                                                             -------------       -------------
       Total Policy and Contract Liabilities                                     4,288,139           4,205,324

Accrued commissions, expenses and taxes                                             55,792              64,552
Asset valuation reserve                                                              4,739              37,131
Other liabilities                                                                   29,154              29,649
Separate account liabilities                                                     1,665,780           2,627,156
                                                                             -------------       -------------
       Total Liabilities                                                         6,043,604           6,963,812
                                                                             -------------       -------------
Capital and Surplus:
     Common stock, par value $1.00 per share, 10,000,000 shares
      authorized, 2,500,000 shares issued and outstanding                            2,500               2,500
     Additional paid in capital                                                     80,000               5,000
     Surplus notes                                                                  74,845              49,836
     Unassigned surplus                                                            109,632             263,723
                                                                             -------------       -------------
       Total Capital and Surplus                                                   266,977             321,059
                                                                             -------------       -------------
       Liabilities, Capital and Surplus                                      $   6,310,581       $   7,284,871
                                                                             =============       =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
    Statements of Income and Changes in Capital and Surplus - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2008              2007             2006
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
Premiums and Other Revenue:
     Premium income and deposits                                       $     982,367    $     921,544     $     914,568
     Net investment income                                                   258,613          261,665           261,511
     Other income                                                             69,138           69,711            62,710
                                                                       -------------    -------------     -------------
       Total Premiums and Other Revenue                                    1,310,118        1,252,920         1,238,789
                                                                       -------------    -------------     -------------
Benefits Paid or Provided:
     Benefits and dividends                                                  935,867          916,905           891,634
     Provision for future benefits                                           111,413           73,617           139,771
                                                                       -------------    -------------     -------------
       Total Benefits Paid or Provided                                     1,047,280          990,522         1,031,405
                                                                       -------------    -------------     -------------
Insurance Expenses:
     Operating expenses and commissions                                      265,602          244,017           207,100
     Premium and other insurance taxes                                        17,018           15,854            13,101
                                                                       -------------    -------------     -------------
       Total Insurance Expenses                                              282,620          259,871           220,201
                                                                       -------------    -------------     -------------
       Gain (Loss) from Operations before Federal Income Tax
       Expense (Benefit) and Net Realized Capital Gains (Losses)             (19,782)           2,527           (12,817)

     Federal income tax expense (benefit)                                      1,690           (2,871)           (3,337)
                                                                       -------------    -------------     -------------
       Gain (Loss) from Operations before
       Net Realized Capital Gains (Losses)                                   (21,472)           5,398            (9,480)

     Net realized capital gains (losses)                                    (134,799)          (5,503)              405
                                                                       -------------    -------------     -------------

       Net Loss                                                             (156,271)            (105)           (9,075)

     Common stock:
       Transfers from surplus - stock dividend                                    --               --             7,500
       Transfers to additional paid in capital - par value adjustment             --               --            (5,000)
     Additional paid in capital:
       Capital contribution from parent                                       75,000               --                --
       Transfers from common stock - par value adjustment                         --               --             5,000
     Surplus notes:
       Surplus note amortization                                                   9                9                 9
       Surplus notes                                                          25,000               --                --
     Unassigned surplus:
       Transfers to common stock - stock dividend                                 --               --            (7,500)
       Change in unrealized capital gains (losses)                           (27,774)          (8,957)           14,325
       Change in asset valuation reserve                                      32,392             (889)           (9,136)
       Change in minimum pension liability                                     1,118              482            38,905
       Change in valuation basis                                               6,216               --            (3,369)
       Prior year reserve errors                                               9,269            1,166             1,257
       Prior year unearned annualized commissions error                           --           (1,355)               --
       Group life and health reinsurance agreements                             (322)            (677)             (672)
       Change in net deferred income taxes                                    66,920            4,950             1,122
       Pension merger                                                          7,062               --                --
       Change in non-admitted assets                                         (92,701)            (648)          (43,222)
                                                                       -------------    -------------     -------------
       Decrease in Capital and Surplus                                       (54,082)          (6,024)           (9,856)

     Capital and Surplus at the Beginning of the Year                        321,059          327,083           336,939
                                                                       -------------    -------------     -------------
       Capital and Surplus at the End of the Year                      $     266,977    $     321,059     $     327,083
                                                                       =============    =============     =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                                       3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                   Statements of Cash Flows - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2008              2007             2006
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
OPERATING ACTIVITIES
     Premium received net of reinsurance                               $     982,290    $     898,598     $     917,324
     Net investment income received                                          262,848          262,420           262,244
     Other income received                                                    68,928           69,663            62,287
     Benefit and loss related payments                                    (1,025,102)        (906,703)         (857,812)
     Dividends to policyholders paid                                         (11,940)         (11,886)          (11,216)
     Commissions and expenses paid                                          (279,964)        (254,031)         (227,022)
     Transfers from (to) separate accounts                                   125,621           23,942           (31,775)
     Federal income taxes received (paid)                                         (5)          12,629             2,930
     Other items, net                                                             --           19,738            13,319
                                                                       -------------    -------------     -------------

         Net Cash Provided by Operating Activities                           122,676          114,370           130,279
                                                                       -------------    -------------     -------------
INVESTING ACTIVITIES
     Sales, maturities, or repayments of investments                         609,166          792,649           541,171
     Purchases of investments                                               (713,924)        (899,384)         (659,177)
                                                                       -------------    -------------     -------------

         Net Cash Used in Investing Activities                              (104,758)        (106,735)         (118,006)
                                                                       -------------    -------------     -------------
FINANCING ACTIVITIES
     Capital contribution                                                     75,000               --                --
     Surplus notes                                                            25,000               --                --
     Repayments under reverse repurchase agreements                               --               --           (10,650)
     Net deposits (withdrawals) on deposit-type contracts                     (8,761)           1,077             9,704
     Other miscellaneous, net                                                (30,594)              --             5,885
                                                                       -------------    -------------     -------------

         Net Cash Provided by Financing Activities                            60,645            1,077             4,939
                                                                       -------------    -------------     -------------

         Net Increase in Cash and Short-Term Investments                      78,563            8,712            17,212

         Cash and Short-Term Investments at Beginning of the Year             26,111           17,399               187
                                                                       -------------    -------------     -------------

         Cash and Short-Term Investments at End of the Year            $     104,674    $      26,111     $      17,399
                                                                       =============    =============     =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                 Notes to Financial Statements - Statutory-Basis

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Union Central Life Insurance Company (the Company or Union Central) is a stock life insurance company domiciled in the State of Ohio.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the U.S. and the District of Columbia.

On January 1, 2006, the Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged with the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI Mutual Holding Company (UNIFI). The capital stock of Union Central was contributed to UNIFI's wholly-owned subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and direct subsidiary of AHC. UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Union Central issued 100 shares of its common stock, par value of $0.1 per share to AHC on January 1, 2006. In order to satisfy statutory recapitalization requirements, the Company amended and restated its Articles of Incorporation (Articles) to reclassify its common stock, par value $0.1 per share to common stock, par value $3.00012 per share and increased the authorized amount of common stock from 1,000 shares to 10,000,000 shares effective September 30, 2006. The Company also declared and paid a dividend of 2,499,900 shares of stock to AHC and immediately amended the Articles to reduce the par value of the new stock from $3.00012 per share to $1.00 per share on September 30, 2006. As a result of these transactions, Union Central reported common stock of $2,500,000 and additional paid in capital of $5,000,000 at September 30, 2006.

On July 1, 2005, Union Central established a closed block of policies (Closed Block) under an arrangement approved by the Ohio Department of Insurance, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 (Effective Date). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

In addition to the Company, AHC is also a 100% owner of Ameritas Life Insurance Corp. (ALIC), an insurance company domiciled in the state of Nebraska, 100% owner of Acacia Life Insurance Company (Acacia), a life insurance company domiciled in the District of Columbia, and 100% owner of Summit Investment Advisors, Inc., an advisor providing investment management services. Principal subsidiaries of ALIC include First Ameritas Life Insurance Corp. of New York (FALIC), a life insurance company domiciled in the state of New York, Pathmark Administrators, Inc., a third party administrator, and Ameritas Investment Corp.
(AIC), a broker dealer. Acacia is a 100% owner of Acacia Financial Corporation
(AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include the Acacia Federal Savings Bank, Acacia Realty Corporation, owner of real estate property, and the Calvert Group, Ltd., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds.

At December 31, 2008, the Company owned the following subsidiaries and affiliates, wholly or in part: 1) Summit Investment Partners, Inc., wholly-owned, a registered investment adviser; 2) PRBA, Inc., wholly-owned, the holding company of a pension administration company; 3) Union Central Mortgage Funding, Inc., wholly-owned, a mortgage banking business and 4) Paycor, Inc., 17.71% owned, a payroll company. The financial statements reflect the results of the Company's operations and the appropriate equity in its subsidiaries at December 31, 2008, 2007 and 2006. (See Note 7 for further information about the investments and operations of the subsidiaries.) The Company also owns a bond with an amortized cost basis of $1,488,000 in Paycor, Inc. The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Effective December 12, 2008, Calvert Asset Management Company, an affiliated company, assumed management of the mutual fund assets previously managed by Summit Investment Partners, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Effective July 1, 2007, Summit Investment Partners, LLC was dissolved as part of a consolidation of investment advisory services between Summit Investment Partners, LLC and Summit Investment Advisors, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Basis of Presentation
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values not given by the Securities Valuation Office, other than temporary impairments and employee benefit plans.

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. The Ohio Department of Insurance recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Ohio and comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP).

Current SAP practices vary from GAAP. The more significant variances between SAP and GAAP are as follows:

         Investments:
         ------------
         Under SAP, investments in bonds are reported at amortized cost or fair value based on their NAIC rating. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds would be designated at purchase as available-for-sale; under this designation, bonds would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, all single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective method or prospective method, applied consistently by asset class. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

         Under SAP, investments in common stocks of subsidiaries and affiliates are valued based on the appropriate equity in the net underlying assets of each subsidiary and affiliate. Investments in other common stocks are carried at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported directly in surplus. Under GAAP, majority-owned subsidiaries' balance sheet accounts and results of operations would be consolidated with the Company's financial statements. Investments in other common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

         Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Under SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

         Under SAP, valuation allowances are established through the asset valuation reserve for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

         Under SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

         Under SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

         Policy Acquisition Costs:
         -------------------------
         Under SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

         Unearned Revenue:
         -----------------
         Under SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

         Non-admitted Assets:
         --------------------
         Under SAP, certain assets designated as "non-admitted", are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the Balance Sheets.

         Universal Life and Annuity Policies:
         ------------------------------------
         Under SAP, revenues for universal life and annuity policies consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and are recorded as account values and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Benefit Reserves:
         -----------------
         Under SAP, certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Policyholder Dividends:
         -----------------------
         Under SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

         Reinsurance:
         ------------
         Under SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Under SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Under GAAP, reinsurance recoverables would be recorded as an asset.

         Under SAP, commission allowances by reinsurers on business ceded are reported as income when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

         Employee Benefits:
         ------------------
         Under SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

         Federal Income Taxes:
         ---------------------
         Under SAP, deferred federal income taxes are recognized for differences between the financial statement amounts and tax bases of assets and liabilities. Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes would be included in the computation of deferred taxes, a deferred income tax asset would be recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance would be established for deferred income tax assets not realizable.

         Surplus Notes:
         --------------
         Surplus notes are reported as surplus under SAP, and would be a liability under GAAP. Under SAP, interest cannot be accrued until written approval has been received from the Ohio Department of Insurance. Under GAAP, interest would be accrued when incurred.

         Comprehensive Income:
         ---------------------
         Comprehensive income and its components are not presented under SAP.

         Statements of Cash Flow:
         ------------------------
         Under SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash would include cash and cash equivalent balances with initial maturities of three months or less.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds, collateralized mortgage obligations (CMO's) and other structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with an NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks, including preferred stocks of affiliates, are stated at lower of cost, or fair value based on the NAIC designation.

Common stocks are generally reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank common stock is recorded at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. Policy loans are stated at the aggregate unpaid principal balance.

Realized investment gains and losses on sales are determined using the specific identification method. When it is determined that a decline in the value of an investment is other than temporary, the cost basis of the investment is written down to fair value, and the write-down is recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Real Estate
Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method.

Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and Short-Term Investments
Cash and short-term investments presented in the Balance Sheets consist of cash-in-bank, cash-in-transit, money market mutual funds and commercial paper that has a maturity date of one year or less at the date acquired.

Receivable for Securities
The receivable for securities presented in the Balance Sheets represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.

Limited Partnerships
The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other invested assets" in the Balance Sheets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Derivative Financial Instruments
The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2009. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $1,922,000 at December 31, 2008.

The call options are carried at their fair value (See Note 3), and are reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Deposit funds" in the Balance Sheets. Changes in the fair value of expired call options are reflected in "Net investment income" in the Statements of Income and Changes in Capital and Surplus, and totaled $(10,596,000), $5,943,000 and $2,337,000 for the years ended December 31, 2008, 2007 and 2006, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus, and totaled $(5,142,000), $(6,232,000), and $3,754,000 for the years ended December 31,
2008, 2007 and 2006, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Provision for future benefits" in the Statements of Income and Changes in Capital and Surplus. The notional amount of the call options at December 31, 2008 and 2007 was $39,624,000 and $72,100,000, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a pre-determined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bill) is recorded as an asset by the Company.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in "Change in unrealized capital gains (losses)" and totaled $17,000 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in "Net investment income" and totaled $221,000 for the year ended December 31, 2008.

Non-admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets and are charged directly to surplus. Non-admitted assets consist primarily of a non-admitted receivable from AHC, disallowed negative IMR, unaudited subsidiaries, advances to agents, furniture and equipment, deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual.

In addition, during 2007, the Company discovered that its commission system was not properly offsetting the expense allowances associated with branch office managers, which overstated unearned annualized commissions and understated expenses. The error was corrected in 2007 by reducing non-admitted assets and recording a direct charge to unassigned surplus of $1,355,000 in the Balance Sheet. However, there was no net impact on surplus as the change in non-admitted assets directly offsets the direct charge to unassigned surplus.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Furniture and Equipment
The admitted value of the Company's electronic data processing equipment and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $8,357,000 and $8,866,000, was $906,000 and $1,165,000, at December 31, 2008 and 2007,
respectively, and is recorded in "Other admitted assets" in the Balance Sheets. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life. Depreciation expense recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus in 2008, 2007 and 2006 was $2,695,000, $4,855,000 and $7,572,000, respectively.

Reserves for Life, Accident and Health Policies
Life, annuity, and accident and health benefit reserves are developed using accepted actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by the Ohio Department of Insurance or guaranteed policy cash values. The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the policy month of death. Surrender values are not promised in excess of the legally computed reserves. Mean reserves for substandard lives are based on the appropriate multiples of standard rates of mortality.

During 2008, the Company discovered errors in its calculation of prior year reserves for its individual annuity products due to incorrect data feeds, incorrect plan file coding due to certain missing data and incorrect vendor program coding all within the policy valuation system. These errors were corrected as a direct increase in unassigned surplus and a decrease in reserves of $8,318,000 presented on the Balance Sheets in 2008. In addition, the policy valuation system vendor corrected a deficiency reserve coding error affecting the Company's prior year universal life deficiency reserves. This error was corrected as a direct increase in unassigned surplus and a decrease in reserves of $951,000 presented on the Balance Sheets in 2008.

During 2008, changes in valuation bases were recognized in the Balance Sheets associated with whole life reserves. These changes resulted in a $6,215,000 decrease in aggregate reserves for life contracts as of January 1, 2008 and were recorded as changes in valuation basis in unassigned surplus.

During 2007, the Company discovered three errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,166,000 presented on the Balance Sheets in 2007. Two reserve errors were associated with the secondary guarantee universal life (SGUL) product and one reserve error was associated with the survivor universal life (SUL) product. The SGUL errors were due to incorrect coding in the policy valuation system for load limits and deficiency reserves and correction of these errors resulted in a $647,000 reduction in reserves at January 1, 2007. The SUL error was due to incorrect guaranteed cost of insurance charges being coded in the policy valuation system and correction of this error resulted in a $519,000 reduction in SUL reserves at January 1, 2007.

During 2006, the Company discovered two errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,257,000 presented on the Balance Sheets in 2006. The first error was associated with the secondary guarantee universal life (SGUL) product due to an incorrect calculation of loads in the valuation system, which resulted in a reduction in reserves of $1,711,000 at January 1, 2006. The second error was associated with level term reserves due to interest rate and mortality table errors, which resulted in a $454,000 increase in reserves at January 1, 2006.

In addition, in 2006, a change in valuation basis was recognized in the Balance Sheets associated with payout annuity reserves. This change resulted in a $3,369,000 increase in aggregate reserves for life contracts as of January 1, 2006 and was recorded as a change in valuation basis in unassigned surplus.

As of December 31, 2008 and 2007, the Company had $6,505,670,000 and $6,411,864,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Ohio Department of Insurance. Additional reserves for this purpose totaled $23,080,000 and $27,009,000 as of December 31, 2008 and 2007, respectively. In addition, as of December 31, 2008 and 2007, the Company had $391,054,000 and $424,120,000, respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $7,614,000 and $7,236,000, as of December 31, 2008 and 2007, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Deposit Funds
The liability for deposit funds is generally established as the policyholders' accumulated cash values plus amounts provided for guaranteed interest, less applicable surrender charges.

Dividends
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Statements of Income and Changes in Capital and Surplus at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Amounts recorded in 2008, 2007 and 2006 totaled $12,249,000, $11,860,000 and
$12,053,000, respectively. Insurance in force receiving dividends accounted for 5.46%, 6.19% and 6.18% of total insurance in force at December 31, 2008, 2007 and 2006, respectively.

Policy Claims
Policy claim reserves represent management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December 31. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve (AVR) is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. If the IMR is negative (representing aggregate net losses), such negative amount is non-admitted. Amortization included in net investment income was $777,000, $5,040,000 and $7,694,000 for 2008, 2007 and
2006, respectively.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered, principally for annuity contracts, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets and liabilities are carried at fair value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Commissions and other costs applicable to the acquisition of new business, primarily underwriting and policy issue costs, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Ohio Department of Insurance has been received.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Accounting Pronouncements
Effective January 1, 2007, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2007, the Company adopted SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88. This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2006, the Company adopted SSAP Number 90, Accounting for the Impairment or Disposal of Real Estate Investments. This statement established the statutory accounting principles for the impairment or disposal of real estate investments, goodwill impairment and the treatment of long lived assets associated with discontinued operations. The adoption of this statement did not have a material impact on the financial statements.

NOTE 2 - INVESTMENTS

The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                               Year Ended December 31, 2008
                                                          -----------------------------------------------------------------
                                                             Cost or           Gross            Gross
                                                            Amortized        Unrealized       Unrealized          Fair
                                                              Cost             Gains           (Losses)           Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)
U.S. governments                                          $      66,863    $       1,619     $          --    $      68,482
Political subdivisions of states, territories and possessions
     (direct and guaranteed)                                        146                5                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            149,265            3,862            (4,781)         148,346
Public utilities (unaffiliated)                                 296,631            2,486           (21,404)         277,713
Industrial and miscellaneous (unaffiliated)                   2,941,459           16,066          (516,107)       2,441,418
Credit tenant loans (unaffiliated)                                1,295              110                --            1,405
Parent, subsidiaries and affiliates                               1,488              119                --            1,607
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,457,147    $      24,267     $    (542,292)   $   2,939,122
                                                          =============    =============     =============    =============


                                                                               Year Ended December 31, 2007
                                                          -----------------------------------------------------------------
                                                             Cost or           Gross            Gross
                                                            Amortized        Unrealized       Unrealized          Fair
                                                              Cost             Gains           (Losses)           Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)

U.S. governments                                          $       3,314    $         285     $          --    $       3,599
Political subdivisions of states, territories and possessions
     (direct and guaranteed)                                        147                4                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            132,289            1,482            (1,929)         131,842
Public utilities (unaffiliated)                                 257,238            3,101            (3,940)         256,399
Industrial and miscellaneous (unaffiliated)                   3,093,062           25,717          (100,760)       3,018,019
Credit tenant loans (unaffiliated)                                1,706              148                --            1,854
Parent, subsidiaries and affiliates                               1,488               60                --            1,548
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,489,244    $      30,797     $    (106,629)   $   3,413,412
                                                          =============    =============     =============    =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $6,003,000 and $499,000, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets of $3,451,144,000 and $3,488,745,000, respectively.

Fair values are calculated as discussed in Note 12.

The Company had preferred stocks of $121,334,000 and $151,619,000, with a fair value of $77,234,000 and $141,955,000 as of December 31, 2008 and 2007,
respectively.

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are as follows:

                                                         December 31, 2008
                                                 -------------------------------
                                                    Cost or
                                                   Amortized            Fair
                                                     Cost               Value
                                                 -----------         -----------
                                                           (000's Omitted)

    Due in one year or less                      $    90,346         $    86,885
    Due after one year
       through five years                            802,471             752,223
    Due after five years
       through ten years                           1,262,790           1,142,353
    Due after ten years                              304,410             243,813
                                                 -----------         -----------
          Subtotal                                 2,460,017           2,225,274

    Securities with multiple repayment dates         997,130             713,848
                                                 -----------         -----------

          Total                                  $ 3,457,147         $ 2,939,122
                                                 ===========         ===========

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                    Year Ended December 31,
                                          --------------------------------------
                                              2008         2007         2006
                                          -----------  -----------   -----------
                                                     (000's Omitted)
    Bonds:
       Proceeds from sales                $   341,530  $   452,210   $   219,781
       Proceeds from repayments and
          maturities                          160,884      216,492       229,976
                                          -----------  -----------   -----------
    Total                                 $   502,414  $   668,702       449,757
                                          ===========  ===========   ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Realized capital gains (losses) are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2008           2007           2006
                                                                           -----------    -----------     -----------
                                                                                        (000's Omitted)
                Bonds:
                   Gross realized capital gains on sales                   $     8,876    $     6,490     $     3,520
                   Gross realized capital losses on sales                       (8,506)        (3,011)         (4,073)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses) on sales                       370          3,479            (553)
                Other, including impairments and net gain on
                   dispositions other than sales                              (124,937)       (17,132)         (7,947)
                                                                           -----------    -----------     -----------
                Total                                                         (124,567)       (13,653)         (8,500)

                Preferred stocks                                               (21,895)           121             (52)
                Common stocks                                                  (11,926)        (1,310)         (5,715)
                Real estate                                                        314         (3,259)            148
                Other                                                            1,539          4,034           3,884
                                                                           -----------    -----------     -----------
                Realized capital gains (losses) before federal
                   income taxes and transfer to IMR                           (156,535)       (14,067)        (10,235)

                Realized capital (gain) loss transferred to IMR                 33,413         12,043           6,057
                Federal income tax expense (benefit)                            11,677          3,479          (4,583)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses)                        $  (134,799)   $    (5,503)    $       405
                                                                           ===========    ===========     ===========

In 2008, 2007 and 2006, the Company recognized pre-tax impairment losses on bonds of $124,937,000, $18,090,000 and $8,457,000, respectively, as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2008, 2007 and 2006, the Company recognized pre-tax impairments of $21,895,000, $0, and $0, respectively, on preferred stock as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statement of Income and Changes in Capital and Surplus.

In 2008, 2007 and 2006, the Company recognized a pre-tax impairment loss of $455,000, $1,943,000, and $6,317,000 respectively on its subsidiary investment in PRBA, Inc. as the investment had "other than temporary" losses in fair value. The loss represents the difference between the Company's cost basis in the investment and fair value. The loss was recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

For the years ended December 31, 2008, 2007 and 2006, the Company recognized a pre-tax impairment loss of $8,697,000, $402,000, and $29,000, respectively, on unaffiliated common stocks.

For the years ended December 31, 2008, 2007 and 2006, the Company recognized pre-tax realized gains (losses) of $(2,774,000), $1,035,000 and $631,000, respectively, on the sale of unaffiliated common stocks and affiliated mutual funds.

In 2008, 2007 and 2006, the Company recognized impairments of $0, $3,259,000 and $204,000, respectively, on real estate. The losses were determined based on internal cash flow analysis and were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

At December 31, 2008 and 2007, investments in bonds with an admitted asset value of $3,247,000 and $3,285,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company may enter into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Balance Sheets. At December 31, 2008 and 2007, there were no reverse repurchase agreements outstanding. The Company maintains up to a maximum of 105% of the fair value of securities sold under reverse repurchase agreements as collateral.

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the Balance Sheets. The carrying value of bonds and common stocks loaned as of December 31, 2008 were $38,480,000 and $0, respectively. The fair value of cash collateral held was $35,477,000 as of December 31, 2008. Income from securities lending is recognized in "Net investment income" in the Statements of Income and Changes in Capital and Surplus. The carrying value of bonds and common stocks loaned as of December 31, 2007 were $48,873,000 and $3,761,000, respectively. The fair value of cash collateral held was $56,049,000 as of December 31, 2007. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

In 2008, the Company entered into an agreement with the Federal Home Loan Bank of Cincinnati to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for fixed rate long term advances (lines of credit) up to $50,000,000 to the Company in return for the purchase of membership stock equal to 0.15% of assets at the date of purchase. As a part of this agreement, $11,383,000 in stock was purchased. The assets and reserves are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The reserve at December 31, 2008 was $0.

A summary of investments with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                     December 31, 2008
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $ 1,423,904     $  (180,545)     $   765,181     $ (361,747)      $ 2,189,085    $  (542,292)
Preferred stocks                    16,836          (6,356)          56,942        (37,744)           73,778        (44,100)
Common stocks                       17,011          (5,447)          21,932         (6,591)           38,943        (12,038)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $ 1,457,751     $  (192,348)     $   844,055     $ (406,082)      $ 2,301,806    $  (598,430)
                               ===========     ===========      ===========     ==========       ===========    ===========


                                                                     December 31, 2007
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   841,002     $   (28,703)     $ 1,232,630     $  (77,926)      $ 2,073,632    $  (106,629)
Preferred stocks                    47,684          (2,776)          68,487         (7,584)          116,171        (10,360)
Common stocks                        9,222          (1,322)           8,930         (1,725)           18,152         (3,047)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   897,908     $   (32,801)     $ 1,310,047     $  (87,235)      $ 2,207,955    $  (120,036)
                               ===========     ===========      ===========     ==========       ===========    ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The unrealized losses in both 2008 and 2007 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2008 and 2007.

During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year, and as such, will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in non-agency RMBS represents securities with an adjusted cost basis of $694,025,000 and $828,572,000 and a fair value of $416,408,000 and $771,494,000. As of December
31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $129,261,000 and $142,477,000 and a fair value of $87,990,000 and $133,685,000, respectively.

Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                                       December 31, 2008              December 31, 2007
                                                 ----------------------------   ----------------------------
                                                                Percent of                    Percent of
                                                   Carrying      Carrying          Carrying    Carrying
                                                    Amount        Amount            Amount      Amount
                                                  ----------   ----------        -----------  ----------
                                                                       (000's Omitted)
     Region
     ------
     New England and Mid-Atlantic                 $   35,276          6.4%       $    36,559         6.8%
     South Atlantic                                   88,994         16.2             81,983        15.3
     North Central                                   147,694         26.8            137,906        25.6
     South Central                                    76,807         13.9             66,372        12.4
     Mountain                                         95,953         17.4            107,234        20.0
     Pacific                                         106,316         19.3            106,747        19.9
                                                  ----------   ----------        -----------  ----------

         Total                                    $  551,040        100.0%       $   536,801       100.0%
                                                  ==========   ==========        ===========    ========

     Property Type
     -------------
     Apartment and residential                    $   29,697          5.4%       $    29,486         5.5%
     Warehouses and industrial                       156,790         28.5            129,254        24.1
     Retail and shopping center                      185,780         33.7            186,260        34.7
     Office                                          126,689         23.0            127,771        23.8
     Other                                            52,084          9.4             64,030        11.9
                                                  ----------   ----------        -----------  ----------

         Total                                    $  551,040        100.0%       $   536,801       100.0%
                                                  ==========    =========        ===========    ========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2008, the average size of an individual mortgage loan was $1,055,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to only recognize interest income on impaired mortgage loans when received. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $2,550,000 and $5,100,000 at December 31, 2008 and 2007, respectively. As of December 31, 2008, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.8% and 4.8%.

In 2008, the Company issued 33 new commercial loans at the maximum and minimum rates of interest of 7.3% and 5.9% totaling $75,419,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2008, the Company held no mortgages with interest more than 180 days overdue, however interest of $12,000 was non-admitted on one loan in the process of foreclosure. During 2008, 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2008, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $36,939,000 and $41,780,000 as of December 31, 2008 and 2007, respectively.

Major categories of net investment income by class of investment are summarized below.

                                                                        Year Ended December 31,
                                                              ------------------------------------------
                                                                 2008            2007           2006
                                                              -----------    -----------     -----------
                                                                            (000's Omitted)
     Income:
       Bonds                                                  $   195,155    $   192,564     $   188,465
       Common stock in subsidiaries and affiliates                  6,778          1,273           2,362
       Preferred and other common stocks                            9,908          9,007           8,236
       Mortgage loans                                              40,087         38,852          42,669
       Real estate *                                                7,413          8,114           7,431
       Policy loans                                                 9,430          9,469           9,213
       Short-term investments                                         937          1,693           1,845
       Derivatives                                                (10,375)         5,943           2,337
       Other invested assets                                       13,819         10,315          11,247
       Amortization of interest maintenance reserve                   777          5,040           7,694
                                                              -----------    -----------     -----------

       Gross investment income                                    273,929        282,270         281,499
                                                              -----------    -----------     -----------
     Expenses:
       Depreciation                                                (1,944)        (2,292)         (2,568)
       Other                                                      (13,372)       (18,313)        (17,420)
                                                              -----------    -----------     -----------

       Total investment expenses                                  (15,316)       (20,605)        (19,988)
                                                              -----------    -----------     -----------
         Net investment income                                $   258,613    $   261,665     $   261,511
                                                              ===========    ===========     ===========

     * Includes amounts for the occupancy of company-owned property of $3,890,000, $3,255,000 and $3,342,000 in 2008, 2007 and 2006,
       respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 3 - FAIR VALUE MEASUREMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure proposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

     Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2008 about the Company's financial assets measured at fair value on a recurring basis:

                                                               Level 1           Level 2          Level 3            Total
                                                            -------------    -------------     -------------    --------------
                                                                                      (000's Omitted)
     Assets:
       Common stock                                         $      35,463    $          --     $          --    $       35,463
       Derivatives                                                     --            1,922                --             1,922
                                                            -------------    -------------     -------------    --------------
       Sub-total excluding separate account assets                 35,463            1,922                --            37,385
     Separate account assets                                    1,665,740               --                --         1,665,740
                                                            -------------    -------------     -------------    --------------
     Total assets accounted for at fair market value        $   1,701,203    $       1,922     $          --    $    1,703,125
                                                            =============    =============     =============    ==============

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets
These assets include actively-traded exchange-listed equity securities and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Level 2 financial assets
These assets include call options. The Company used broker quotes for the monthly valuation of call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, call options are classified as level 2.

Level 3 financial assets
The Company did not hold any Level 3 financial assets measured at fair value at December 31, 2008.

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheets at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total gains (losses) for 2008:

                                                                                                              Total
                                                                                                              Gains
                                       Level 1          Level 2           Level 3           Total           (Losses)
                                   -------------     -------------    -------------     -------------    --------------
                                                                      (000's Omitted)

       Bonds                       $          --     $      30,489    $       3,678     $      34,167    $      (41,174)
       Preferred stock             $          --     $       9,668    $          --     $       9,668    $      (17,335)

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $1,891,000 and impaired bonds totaling $32,276,000. The preferred stock recorded at fair value as a non-recurring basis was due to impairments. The $3,678,000 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

NOTE 4 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000,000 on any one life or $5,000 per month disability risk and reinsures the balance.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Reinsurance transactions with other insurance companies are summarized as follows:

                                                             Year Ended December 31, 2008
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  51,173,714     $     185,162    $ (29,076,687)    $  22,282,189
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     368,438     $         419    $     (90,225)    $     278,632
       Annuity                                  628,217                --               --           628,217
       Health                                    99,332             3,838          (27,652)           75,518
                                          -------------     -------------    -------------     -------------

         Total                            $   1,095,987     $       4,257    $    (117,877)    $     982,367
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2007
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  47,512,827     $     130,835    $ (26,588,491)    $  21,055,171
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     381,993     $         331    $     (79,351)    $     302,973
       Annuity                                  544,894                --               --           544,894
       Health                                    93,569             4,186          (24,078)           73,677
                                          -------------     -------------    -------------     -------------

         Total                            $   1,020,456     $       4,517    $    (103,429)    $     921,544
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2006
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  42,069,175     $     113,317    $ (24,414,873)    $  17,767,619
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     297,772     $         396    $     (70,671)    $     227,497
       Annuity                                  618,026                --               --           618,026
       Health                                    86,095             4,492          (21,542)           69,045
                                          -------------     -------------    -------------     -------------

         Total                            $   1,001,893     $       4,888    $     (92,213)    $     914,568
                                          =============     =============    =============     =============

Amounts recoverable from reinsurers for paid losses were $7,039,000, $12,430,000 and $22,808,000 at December 31, 2008, 2007 and 2006, respectively, and are included in "Other admitted assets" in the Balance Sheets. Benefits paid or provided were reduced by $10,186,000, $5,901,000 and $13,624,000 at December 31,
2008, 2007 and 2006, respectively, for estimated recoveries under reinsurance treaties. The liabilities for future policy benefits were also reduced due to reinsurance treaties by $396,281,000 and $352,006,000 at December 31, 2008 and 2007, respectively, and are included in "Reserves for life, accident and health policies" in the Balance Sheets.

On May 1, 2008, the Company entered into a reinsurance transaction with Acacia, an affiliated company, to coinsure its level term business on a prospective basis. At December 31, 2008, a reserve credit of $1,798,000 was recorded by the Company as a result of this transaction.

The Company conducts reinsurance business with Acacia and FALIC. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2008, 2007 or 2006 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 5 - RETROSPECTIVELY RATED CONTRACTS

The Company has no retrospective premium contracts as of December 31, 2008 and 2007.

NOTE 6 - FEDERAL INCOME TAXES

The components of the net deferred tax asset/(liability) are as follows:

                                                                   December 31, 2008         December 31, 2007
                                                                     -------------             -------------
                                                                                 (000's Omitted)

     Total of gross deferred tax assets                              $     184,321             $     116,450
     Total of deferred tax liabilities                                      (4,419)                   (4,705)
                                                                     -------------             -------------

     Net deferred tax assets                                               179,902                   111,745

     Deferred tax assets non-admitted                                     (155,714)                  (84,524)
                                                                     --------------            -------------
     Net admitted deferred tax assets                                $      24,188             $      27,221
                                                                     =============             =============

     Increase in non-admitted deferred tax assets                    $      71,190             $       4,312
                                                                     =============             =============

The increase in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008 and 2007.

The provision for incurred federal income taxes on earnings are:

                                                                                         Year Ended December 31,
                                                                           ----------------------------------------------
                                                                               2008             2007              2006
                                                                           -----------       ------------     ------------
                                                                                           (000's Omitted)

     Federal income tax expense (benefit) on gain from operations          $     1,690        $    (2,871)    $     (3,337)
     Federal income tax benefit on net capital gains (losses)                      (18)              (736)          (6,704)
                                                                           -----------       ------------     ------------
     Federal income taxes incurred                                         $     1,672        $    (3,607)    $    (10,041)
                                                                           ===========        ===========     ============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                   December 31, 2008         December 31, 2007
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Deferred tax assets:
       Policyholder dividends                                        $       4,085             $       3,979
       Reserves                                                             16,796                    19,244
       Unrealized investment losses                                         34,525                     8,471
       Proxy DAC                                                            45,413                    42,750
       Deferred compensation and benefit liabilities                        24,706                    26,431
       Pension plan                                                            513                       162
       Non-admitted assets                                                   7,431                     6,811
       Net operating and capital loss carryforward                          44,188                        --
       Other                                                                 6,664                     8,602
                                                                     -------------             -------------
     Total deferred tax assets                                             184,321                   116,450
     Non-admitted deferred tax assets                                     (155,714)                  (84,524)
                                                                     -------------             -------------
     Admitted deferred tax assets                                           28,607                    31,926
                                                                     -------------             -------------
     Deferred tax liabilities:
       Bond discount                                                         2,982                     3,173
       Partnership interests                                                 1,426                     1,468
       Other                                                                    11                        64
                                                                     -------------             -------------
     Total deferred tax liabilities                                          4,419                     4,705
                                                                     -------------             -------------
     Net admitted deferred tax asset                                 $      24,188             $      27,221
                                                                     =============             =============

The change in the net admitted deferred tax asset was $(3,033,000), $1,283,000 and $4,267,000, for the years ended December 31, 2008, 2007 and 2006, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                     2008                  2007                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   184,321           $   116,450           $    67,871
Total deferred tax liabilities                                         4,419                 4,705                  (286)
                                                                 -----------           -----------           ------------
Net deferred tax asset                                               179,902               111,745                68,157
Tax effect of unrealized gains (losses)                                                                            1,237
                                                                                                             -----------
Change in net deferred income tax                                                                            $    66,920
                                                                                                             ===========

                                                                     2007                  2006                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   116,450           $   110,181           $     6,269
Total deferred tax liabilities                                         4,705                 4,031                   674
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               111,745               106,150                 5,595
Tax effect of unrealized gains (losses)                                                                              645
                                                                                                             -----------
Change in net deferred income tax                                                                            $     4,950
                                                                                                             ===========

                                                                     2006                  2005                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   110,181           $   105,738           $     4,443
Total deferred tax liabilities                                         4,031                   710                 3,321
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               106,150               105,028                 1,122
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     1,122
                                                                                                             ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company has carryovers as follows (000's omitted):

                                     Year of         Year of
                                   Origination     Expiration          Amount
                                 --------------- --------------- ---------------
                                                                 (000's Omitted)
     Foreign tax credit:              2006            2016          $       360
                                      2007            2017                  368
                                      2008            2018                  350

     Net operating loss:              2008            2023          $   106,522

     Capital loss:                    2008            2013          $    19,728

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax net income primarily due to the dividends received deduction, the return to provision adjustment and other adjustments to temporary differences from items recorded directly through surplus.

The Company is subject to tax-related audits in the normal course of operations. The Company recognizes a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters.

The statute of limitations, generally, is closed for the Company through December 31, 2003. In early 2009, the Internal Revenue Service (IRS) completed an audit of the federal income tax returns of the Company for tax years 2004 through 2007. The IRS has issued several proposed adjustments related to this audit and the Company is in the process of analyzing the merits of these proposed adjustments. The Company believes that it has recorded an appropriate reserve with respect to the likely outcome of the proposed IRS adjustments.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $0.

The Company's federal income tax return is filed on a stand-alone basis.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company transacts business with certain companies that are affiliated through common ownership.

The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $29,877,000, $25,476,000 and $17,903,000 in
2008, 2007 and 2006, respectively and received services from affiliates for fees totaling $22,586,000, $18,487,000 and $3,893,000 in 2008, 2007 and 2006,
respectively. The Company paid fees for advisory services to Summit Investment Advisors, Inc. of $3,342,000 and $3,285,000 in 2008 and 2007, respectively. The Company paid fees for advisory services to Summit Investment Partners, LLC. of $1,798,000 and $3,364,000 in 2007 and 2006, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2008 and 2007 and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets. The terms of the settlement require that these amounts be settled monthly.

                                                                                  December 31,
                                                                           --------------------------
                                                                              2008             2007
                                                                           ---------         --------
                                                                                 (000's Omitted)

         Ameritas Holding Company                                          $  (1,286)        $ (1,553)
         Ameritas Life Insurance Corp.                                         1,394            1,397
         First Ameritas Life Insurance Corp. of New York                       1,168               32
         Ameritas Investment Corp.                                                47              220
         Acacia Life Insurance Company                                         3,385           (1,204)
         Acacia Federal Savings Bank                                               1                5
         Calvert Group, Ltd.                                                       2                8
         PRBA, Inc.                                                               --             (298)
         Summit Investment Partners, Inc.                                      2,479            4,025
         Summit Investment Advisors, Inc.                                          1               --
         Union Central Mortgage Funding, Inc.                                     --               13
                                                                           ---------         --------
         Total                                                             $   7,191         $  2,645
                                                                           =========         ========

In December 2008, the Company received a $75,000,000 capital contribution from its parent company, Ameritas Holding Company.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 10 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $2,353,000, $1,908,000 and $2,004,000 in 2008, 2007 and 2006, respectively. The Company leased equipment through a series of arrangements in 2008, 2007 and 2006. Rental expense under these leases totaled $119,000, $182,000 and $193,000 in 2008, 2007 and 2006, respectively.

At December 31, 2008, the future minimum lease payments for all non-cancelable operating leases were as follows:

                                     Year                        Amount
                                 -----------                   ----------
                                                              (000's Omitted)

                                        2009                    $   2,670
                                        2010                        2,543
                                        2011                        2,273
                                        2012                        1,334
                                        2013                        1,314
                                  After 2013                        3,164
                                                                ---------
                                       Total                    $  13,298
                                                                =========

Other Commitments
At December 31, 2008, the Company had outstanding agreements to fund mortgages totaling $5,269,000 in 2009. In addition, the Company has committed to invest $4,140,000 in equity-type limited partnerships during the years 2009 to 2013 and $1,500,000 in private placements in 2009. These transactions are in the normal course of business for the Company.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In 2000, the Company commenced the development of a 123-acre business park (the
Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $2,700,000.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2008.

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2008, 2007 and 2006, the charge to operations related to these assessments was not significant. The estimated liability of $2,565,000 and $1,864,000 at December 31, 2008 and 2007, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets. At December 31, 2008 and 2007, the Company had a receivable of $1,606,000 and $1,104,000, respectively, for amounts recoverable against premium taxes.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $16,519,000, $8,722,000 and $8,450,000 in 2008, 2007 and 2006, respectively. Preoperating research and development costs are included in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus.

Closed Block
When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.

Union Central has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a $0 and $1,387,000 contingent liability at December 31, 2008 and 2007, respectively, related to performance in its Closed Block. The amounts were recorded in "Benefits and dividends" in the Statements of Income and Changes in Capital and Surplus and "Other liabilities" in the Balance Sheets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 9 - ANNUITY RESERVES

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        December 31, 2008               December 31, 2007
                                                                     Amount         Percent           Amount         Percent
                                                                  -----------     ---------        -----------     ---------
                                                                         (000's Omitted)                 (000's Omitted)
Subject to discretionary withdrawal (with adjustment):
     With fair value adjustment                                   $   125,058          3.53%       $   133,832          3.00%
     At book value less surrender charge                              143,485          4.07            318,723          7.16
     At fair value                                                  1,555,611         44.00          2,458,754         55.19
                                                                  -----------     ---------        -----------     ---------

     Total                                                          1,824,154         51.60%         2,911,309         65.35%

Subject to discretionary withdrawal (without adjustment):
     At book value with minimal or no charge
         or adjustment                                              1,557,880         44.07%         1,387,223         31.14%
Not subject to discretionary withdrawal                               152,992          4.33            156,481          3.51
                                                                  -----------     ---------        -----------     ---------

Total annuity reserves and deposit fund
     liabilities *                                                $ 3,535,026        100.00%        $4,455,013        100.00%
                                                                  ===========     =========        ===========     =========

* Includes: Deposit funds $(124,602) and ($129,052); annuities and supplementary contracts with life contingencies $(1,854,813) and ($1,867,207) included in "Reserves for life, accident and health policies"; and annuities reported in "Separate account liabilities" $(1,555,611) and ($2,458,754) in the Balance Sheets at December 31, 2008 and 2007, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Notes. These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Department of Insurance, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Ohio Department of Insurance Regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100,000 was paid in 2008, 2007 and 2006. The carrying amount of the Notes totaling $49,845,000, $49,836,000 and $49,827,000 at December 31, 2008, 2007 and 2006, respectively, (face value of $50,000,000 less unamortized discount of $155,000, $164,000 and $173,000 in
2008, 2007 and 2006, respectively) was recorded in capital and surplus.

On May 15, 2008, Union Central issued a $25,000,000 6.61% fixed to floating rate surplus note to the Ameritas Life Insurance Corp. as part of an intercompany surplus note agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.16% from June 1, 2013 until the Note is paid in full. This note matures on May 15, 2048 and can be redeemed in whole, or in part, by Union Central on or after May 15, 2013. The Note is unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. The payment of interest and principal ranks equally with that of all existing and future issuances of surplus notes and with all similarly subordinated obligations of Union Central. Subject to prior written approval of the Superintendent of the Ohio Department of Insurance, this Note will pay interest quarterly on March 1, June 1, September 1, and December 1.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 11 - EMPLOYEE BENEFITS

The Company had a pension plan covering substantially all of its employees. Effective December 31, 2008, the Union Central Life Insurance Company Employees Pension Plan (the Plan) was merged into the Ameritas Acacia Pension Plan and the merged plan was renamed the UNIFI Pension Plan. The Company continues to participate in the merged plan, of which AHC is the plan sponsor. While the Plan was merged into the UNIFI Pension Plan, the separate benefit formula of the Plan remains, which is used to determine the Company's proportionate share of pension expense. In 2008, the Company recognized $1,466,000 of expense related to its participation in the UNIFI Pension Plan. During 2008, the actual return on the Plan assets was ($43,189,000) and the actuarial gain was $1,031,000. These amounts were not recorded in the Financial Statements or included in the tabular disclosures below due to the merger into the UNIFI Pension Plan. Benefit payments of $9,473,000 were paid by the Plan during 2008. As a result of the pension merger, the prepaid pension asset was exchanged for an intercompany receivable, which was then non-admitted of $44,486,000.

The Company has a non-qualified pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided under the UNIFI Pension Plan.

In addition, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

During 2006, the Company offered qualified employees the option to either remain in the defined benefit plan, or to transfer to a defined contribution plan effective January 1, 2007 (Choice Program). In connection with the Choice Program, the Plan was closed to new employees effective January 1, 2006. As a result of the Choice Program, the Company recognized a plan curtailment of $1,855,000 at December 31, 2006, which reduced its accrued pension liability and net periodic pension cost.

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2008. The measurement date for other postretirement benefits was October 1 for 2007 and 2006. A summary of the assets, obligations and assumptions are as follows:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in projected benefit obligation:
     Projected benefit obligation at
       beginning of year                         $   170,298  $   171,477  $   164,923    $    17,121   $    19,364  $    19,478
     Service cost                                        485        3,396        5,147          1,217         1,500        1,711
     Interest cost                                     1,256       10,003        9,318          1,012         1,055        1,058
     Plan participants' contributions                     --           --           --            438           472          386
     Actuarial (gain)/loss                            (1,160)      (5,269)         (14)          (212)       (2,374)        (847)
     Benefits paid                                    (1,072)      (9,309)      (8,106)        (2,366)       (2,933)      (2,422)
     Plan amendments                                      --           --          570         (2,162)           37           --
     Curtailments                                         --           --         (361)            --            --           --
     Pension Plan merger                            (149,925)          --           --             --            --           --
     Medicare subsidy receipts                            --           --           --             85            --           --
     Adjustment due to measurement date                   --           --           --             43            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Projected benefit obligation at end of year $    19,882  $   170,298  $   171,477    $    15,176   $    17,121  $    19,364
                                                 ===========  ===========  ===========    ===========   ===========  ===========


                                       28

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $   154,438  $   155,409  $   143,103    $    14,977   $    13,616  $    12,266
     Actual return on plan assets                         --        7,278       16,445         (4,742)        2,322        1,886
     Employer contributions                               --           --        3,000          1,320         1,500        1,500
     Plan participants' contributions                     --           --           --            438           472          386
     Benefits and administrative expenses paid            --       (8,249)      (7,139)        (2,366)       (2,933)      (2,422)
     Pension Plan merger                            (154,438)          --           --             --            --           --
     Adjustment due to measurement date                   --           --           --         (1,337)           --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Fair value of plan assets at end of year    $        --  $   154,438  $   155,409    $     8,290   $    14,977  $    13,616
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Funded status:
     Unamortized prior service cost              $      (130) $    (3,975) $    (4,246)   $    (2,228)  $         5  $        22
     Unrecognized net (gain)/loss                $     5,909  $    45,904  $    48,083    $       200   $    (7,190) $    (3,761)
     Prepaid assets/(accrued liabilities)        $   (14,203) $    26,068  $    27,769    $    (8,914)  $    (9,329) $    (9,287)
     Intangible asset                            $        --  $        --  $       110    $        --   $        --  $        --

   Projected benefit obligation
     for non-vested employees                    $         4  $     1,062  $       979    $        --   $        --  $        --

   Accumulated benefit obligation
     for non-vested employees                    $         5  $       989  $       865    $       670   $     6,461  $     7,081

   Accumulated benefit obligation
     for vested employees                        $    19,447  $   167,507  $   167,622    $    15,176   $    17,121  $    19,364

   Components of net periodic benefit cost:
     Service cost                                $       485  $     3,396  $     5,147    $     1,217   $     1,500  $     1,711
     Interest cost                                     1,256       10,003        9,318          1,012         1,055        1,058
     Expected return on plan assets                       --      (12,853)     (11,905)        (1,233)       (1,128)      (1,007)
     Amount of recognized (gains)/losses                 679        2,857        3,694           (321)         (139)         (89)
     Amount of prior service cost recognized             (66)        (642)        (842)            56            54           54
     Plan curtailment                                     --           --       (1,855)            --            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Total net periodic benefit cost             $     2,354  $     2,761  $     3,557    $       731   $     1,342  $     1,727
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Weighted average assumptions:
     Discount rate for benefit obligation              6.25%        6.25%        6.00%          6.25%         6.25%        5.75%
     Discount rate for net periodic benefit cost       6.25%        6.00%        5.75%          6.25%         5.75%        5.75%
     Expected compensation increase for
       benefit obligation                              4.00%        4.00%        4.00%          4.00%         4.00%        4.00%
     Expected compensation increase for
       net periodic benefit cost                       4.00%        4.00%        3.50%          4.00%         4.00%        3.50%
     Expected return on plan assets                     N/A         8.50%        8.50%          8.50%         8.50%        8.50%


                                       29

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

Information for pension and other postretirement benefit plans with and accumulated benefit obligation in excess of plan assets as of December 31:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)

     Projected benefit obligation                $    19,882  $   170,298  $   171,477    $    15,176   $    17,121  $    19,364
     Accumulated benefit obligation              $    19,447  $   167,507  $   167,622    $    15,176   $    17,121  $    19,364
     Fair value of plan assets                   $        --  $   154,438  $   155,409    $     8,290   $    14,977  $    13,616

The Company does not expect any Plan assets to be returned during the next twelve months.

Future expected pension benefit payments are as follows:

                             Year                 Amount
                         ------------         ---------------
                                              (000's Omitted)
                             2009                $ 1,261
                             2010                  1,376
                             2011                  1,745
                             2012                  1,734
                             2013                  1,729
                           2014-2018               8,546

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2008 and 2007 was $5,345,000 and $6,462,000, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in an increase to surplus of $1,118,000, $482,000 and $38,905,000 during 2008, 2007 and 2006, respectively.

Total net periodic benefit cost was recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006.

Plan assets of the pension plan and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2008 and 2007, $669,000 and $124,755,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ended December 31, 2008 and 2007 are as follows:

                                                                                           Other
                                                       Pension                        Postretirement
                                                      Benefits                           Benefits
                                           -------------------------------    -------------------------------
                                                2008             2007              2008             2007
                                           -------------     -------------    -------------     -------------
Equity securities:
   Domestic equities                                --             51.0%             77.9%            80.9%
   Foreign equities                                 --              9.0              14.6             13.2
Bonds                                               --             40.0               4.7              4.5
Cash                                                --               --               2.8              1.4
                                             ---------         --------         ---------              ---
Total                                               NA            100.0         %   100.0%           100.0%
                                             =========         ========             =====         ========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company's current funding strategy for its Other Postretirement Benefit Plans is to fund the Plans to meet their liquidity needs, as the Plans are funding vehicles for postretirement medical benefits and life insurance premiums. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ended December 31, 2009, the Company expects to contribute $1,300,000 to its Other Postretirement Benefits Plans.

The health care cost trend rate was 8.6% graded to 5.0% over 5 years for 2008. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2008.

In 2005, the Company adjusted its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. At December 31, 2008 and 2007, the Company recorded a receivable for a subsidy of $0 and $54,000, respectively, under the Act which was recorded in "Other admitted assets" in the Balance Sheets. The Company's gross benefit payments for 2008 were $1,588,000 including the prescription drug benefit and estimates future payments to be approximately $1,300,000 annually. The Company's subsidy related to the Act of 2003 was $85,000 for 2008 and estimates future subsidies to be between approximately $228,000 and $290,000 annually.

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                                 Before          Expected
                                Medicare         Medicare
                                 Part D           Part D            Net
                 Year           Subsidies        Subsidies        Payments
              -----------      -----------      -----------      ----------
                                      (000's Omitted)
                 2009           $ 1,635        $     228           $ 1,407
                 2010             1,587              243             1,344
                 2011             1,550              255             1,295
                 2012             1,452              272             1,180
                 2013             1,351              290             1,061
               2014-2018          5,695            1,618             4,077

Future expected life insurance benefit payments are as follows:

                                  Year            Amount
                                --------        ----------
                                                (000's Omitted)
                                  2009           $   336
                                  2010               334
                                  2011               326
                                  2012               316
                                  2013               303
                                2014-2018          1,492

Effective January 1, 2008, the Union Central Life Employee Savings Plan (the
Plan) was merged into the Ameritas Acacia Retirement FOCUS Savings Plan and was renamed the UNIFI 401(k) Retirement Plan (UNIFI Plan). The UNIFI Plan is sponsored by AHC. The contracts that the plan's assets were invested in were transferred to the UNIFI Plan in January 2008, and totaled $87,848,000.

Effective July 1, 2008, the Ameritas Acacia Account Manager Retirement FOCUS Savings Plan (Agent Plan) was merged into the Union Central Life Savings Plan for Agents and was renamed the UNIFI Agent 401(k) Retirement Plan (UNIFI Agent
Plan). The UNIFI Agent Plan is sponsored by AHC. Assets of $15,695,000 were transferred from an ALIC insurance contract into a Union Central insurance contract supporting this plan.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In addition to the qualified defined contribution plans listed above, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under these defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those employees hired after January 1, 2006. The Company's contributions to these plans were $3,132,000, $2,916,000 and $1,945,000 for 2008, 2007 and 2006, respectively.

The defined contribution plans' assets include investments in insurance contracts with the Company and ALIC which include investments in underlying separate accounts. The carrying value of the assets was $270,658,000 and $124,640,000 at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, $64,487,000 and $40,199,000, respectively, was invested in affiliated mutual funds.

NOTE 12 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Policy loans: The fair values for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations. In 2008 and 2007, the carrying value of policy loans was $154,527,000 and $151,856,000 and the fair value was estimated at $157,699,000 and $156,547,000, respectively.

     Cash and short-term investments, other invested assets (See Note 3), and investment income due and accrued: The carrying amounts reported in the Balance Sheets for these instruments approximate their fair values due to the short maturity of these investments.

     Investment securities: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset-backed securities are estimated using values obtained from independent pricing services internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Mortgage loans: The fair values for commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

     Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets. The separate account assets and liabilities are both carried at fair value in the Balance Sheets.

The carrying amounts and fair values of the Company's mortgage loans are summarized as follows:

                                                      December 31, 2008              December 31, 2007
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                     (000's Omitted)

         Commercial mortgage loans               $   551,040    $   581,874     $  536,801     $   558,384
                                                 ===========    ===========     ==========     ===========

                                       32

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (deposit funds) are as follows:

                                                      December 31, 2008              December 31, 2007
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                      (000's Omitted)

         Direct access                           $    77,041    $    77,041     $   77,671     $    77,671
         Traditional annuities                        36,425         38,799         39,026          40,322
         Supplementary contracts                       5,496          5,530          6,482           6,518
         GPA not involving life                           --             --            108             118
         Dividend accumulations                        5,307          5,307          5,407           5,407
         Premium deposit funds                           333            333            358             358
                                                 -----------    -----------     ----------     -----------
         Total                                   $   124,602    $   127,010     $  129,052     $   130,394
                                                 ===========    ===========     ==========     ===========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to fair value of the Company's investments is disclosed in Notes 2 and 3.

NOTE 13 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                               December 31,
                                                                ------------------------------------------
                                                                    2008           2007           2006
                                                                -----------     ----------     -----------
                                                                              (000's Omitted)
         Balance as of January 1, net of reinsurance
         recoverables of $2,527, $2,686 and $2,185              $   176,333     $  169,778     $   161,297

      Incurred related to:
         Current year                                                39,921         33,096          32,835
         Prior years                                                    486          6,237           7,203
                                                                -----------     ----------     -----------
      Total incurred                                                 40,407         39,333          40,038
                                                                -----------     ----------     -----------
      Paid related to:
         Current year                                                 3,798          2,969           5,498
         Prior years                                                 27,095         29,809          26,059
                                                                -----------     ----------     -----------
      Total paid                                                     30,893         32,778          31,557
                                                                -----------     ----------     -----------

      Balance as of December 31, net of reinsurance
         recoverables of $1,646, $2,527 and $2,686              $   185,847     $  176,333     $   169,778
                                                                ===========     ==========     ===========

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses increased by $486,000, $6,237,000 and $7,203,000 in 2008, 2007 and 2006, respectively. Amounts related to incurred claims associated with prior years' resulted from prior year claims being settled for amounts greater than originally estimated.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 14 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                              2008                             2007                             2006
                                 -----------------------------    -----------------------------    -----------------------------
                                                    Net of                           Net of                           Net of
                                      Gross         Loading            Gross         Loading            Gross         Loading
                                 --------------  -------------    --------------  -------------    -------------   -------------
                                                                           (000's Omitted)

      Ordinary new business      $        6,346  $       1,717    $        7,592  $       2,217    $       5,439   $       1,327
      Ordinary renewal                   24,512         28,494            24,906         28,557           21,968          24,610
                                 --------------  -------------    --------------  -------------    -------------   -------------
      Total                      $       30,858  $      30,211    $       32,498  $      30,774    $      27,407   $      25,937
                                 ==============  =============    ==============  =============    =============   =============

NOTE 15 - SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds that support group annuities, variable annuities and variable universal life policies. The assets and liabilities are carried at fair value. Information regarding the separate accounts of the Company follows:

                                                                                        Non Guaranteed Separate Accounts
                                                                                ------------------------------------------------
                                                                                    2008              2007             2006
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         For the year ended December 31:
         Premiums, considerations or deposits                                   $     457,825    $     427,184     $     445,617
                                                                                -------------    -------------     -------------
         At December 31:
         Reserves by valuation basis
             For accounts with assets at:
             Fair value                                                         $   1,648,263    $   2,605,096     $   2,490,967
                                                                                -------------    -------------     -------------
         Reserves subject to discretionary withdrawal:
             At fair value                                                      $   1,648,263    $   2,605,096     $   2,490,967
                                                                                -------------    -------------     -------------
         Total included in "Separate account liabilities" in the
             Balance Sheet                                                      $   1,648,263    $   2,605,096     $   2,490,967
                                                                                =============    =============     =============

         Following is a reconciliation of net transfers to (from) the Separate
Accounts:
                                                                                           For Year Ended December 31,
                                                                                ------------------------------------------------
                                                                                    2008              2007             2006
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         Transfers as reported in the Statements of Income and Changes in
             Surplus of the Separate Accounts Statement:

             Transfers to the Separate Accounts                                 $     457,825    $     427,184     $     445,617
             Transfers from the Separate Accounts                                     587,991          461,858           437,155
                                                                                -------------    -------------     -------------
         Net transfers to (from) the Separate Accounts                               (130,166)         (34,674)            8,462

         Reconciling adjustments:

             Charges for investment management,
               administration, and contract guarantees                                 23,853           29,109            26,236
             Other items, net                                                          (5,187)         (11,224)           (9,592)
                                                                                -------------    -------------     -------------

         Net transfers to (from) Separate Accounts in the Statements of
             Income and Changes in Capital and Surplus of the Company
               (included in Benefits and dividends)                             $    (111,500)   $     (16,789)    $      25,106
                                                                                =============    =============     =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 16 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company writes direct premium through certain third-party administrators
(TPA). The total amount of direct premium written through TPAs was $101,131,000, $87,613,000 and $87,569,000 for the years ended December 31, 2008, 2007 and
2006. The following TPA wrote direct premium in excess of 5% of statutory surplus:

                                                                     Types of              Type of           Total Direct

         Third Party              FEIN          Exclusive            Business             Authority        Premiums Written/
        Administrator            Number         Contract              Written              Granted            Produced By
---------------------------  -------------  ----------------  ----------------------  ---------------   ----------------------
Tax Favored Benefits           48-1138820          No             Group Annuity,              U               $86,865,000
4801 West 110th Street                                           Ordinary Life, &
Overland Park, KS  66211                                        Accident and Health

NOTE 17 - RECONCILIATION OF STATUTORY TO GAAP

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

                                                     Net Income (Loss)                            Capital and Surplus
                                                  Year ended December 31,                            December 31,
                                        ------------------------------------------    ------------------------------------------
                                           2008            2007           2006            2008           2007           2006
                                        -----------    -----------     -----------    -----------    -----------     -----------
                                                                             (000's Omitted)

         Statutory-basis amounts        $  (156,271)   $      (105)    $    (9,075)   $   266,977    $   321,059     $   327,083
         Add (deduct) adjustments:
           Investments                     (203,361)       (23,080)          8,945       (549,497)       (22,455)         12,579
           Deferred acquisition costs       174,302         74,489          26,415        848,154        568,615         482,228
           Non-admitted assets                   --             --              --        240,836        148,135         147,487
           Insurance reserves               (34,185)       (15,173)         24,458       (207,189)      (156,437)       (139,935)
           Pension liability                   (342)          (525)            722            920        (35,799)          1,976
           Federal income taxes              39,139         (7,807)        (17,302)      (104,996)      (152,622)       (143,867)
           Net income of subsidiaries        (9,614)        (1,987)            127             --             --              --
           Surplus notes                          9              9               9        (74,845)       (49,836)        (49,827)
           Other, net                        (2,936)        (5,137)         (5,252)            17          1,546           2,442
                                        -----------    -----------     -----------    -----------    -----------     -----------

         GAAP-basis amounts             $  (193,259)   $    20,684     $    29,047    $   420,377    $   622,206     $   640,166
                                        ===========    ===========     ===========    ===========    ===========     ===========

NOTE 18 - SURPLUS

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                       2008             2007              2006
                                                                  --------------    -------------    --------------
                                                                                           (000's Omitted)

         Unrealized gains (losses) on investments                 $      (20,518)   $       7,256    $       16,213
         Nonadmitted asset values                                       (240,836)        (148,135)         (147,487)
         Asset valuation reserves                                         (4,739)         (37,131)          (36,242)

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the preceding twelve months) the greater of (i) 10% of the Company's unassigned surplus as of the prior December 31, which was $26,372,000 as of December 31, 2007, or (ii) the Company's net income for the twelve month period ending the prior December 31, which was $(105,000) as of December 31, 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 19 - SUBSEQUENT EVENT

At the February 2009 Board of Directors meeting, the Company's Board, along with the respective Board's of UNIFI, AHC, and ALIC, approved a repositioning between the Company and ALIC whereby AHC will transfer the stock of the Company to ALIC effective upon the approval of the Ohio Department of Insurance and the Nebraska Department of Insurance. In a concurrent event, the Company will redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, the Company will become a wholly owned subsidiary of ALIC and ALIC will contribute up to $100,000,000 to the Company as additional paid-in capital.

Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles Number 98, Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, An Amendment to SSAP No. 43 Loan Backed and Structured Securities (SSAP No. 98). This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively where the first reporting period required is as of March 31, 2009. The adoption of this statement `as if' it occurred on January 1, 2009 would reduce the Company's surplus by an estimated $65,000,000 before income taxes.

Carillon Account                         8

PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements - To Be Filed By Subsequent Amendment.
        (1) The Financial Statements of the Registrant, Carillon Account are included in Part B.
        (2) The Financial Statements of the Depositor, The
            Union Central Life Insurance Company, are included in Part B.
(b)  Exhibits
(1) Resolution of the Board of Directors of The Union Central Life Insurance Company Establishing Carillon Account. (1)
(2)  Custody Agreement. Not applicable.
(3)  (a) Principal  Underwriting  Agreement.  (2)
     (b) Form of Selling Agreement.  (3)
(4)  Form of Variable Annuity Contract and Rider. (4)
(5)  Form of Application for Variable Annuity Contract. (4)
(6) (a) Certificate of Incorporation of The Union Central Life Insurance Company. (5)
     (b) Code of  Regulations  of The Union Central Life Insurance
         Company. (5)
(7)  Reinsurance Agreements. Not Applicable
(8)  (a) Participation Agreements:
              AIM Variable Insurance Funds (6)
              Alger American Fund (7)
              American Century Variable Portfolios, Inc. (8)
              Calvert Variable Series, Inc. (9)
              DWS Scudder (8)
              Fidelity Variable Insurance Products Trust (10)
              Franklin Templeton Variable Insurance Products Trust (10)
              MFS Variable Insurance Trust (8)
              Neuberger Berman Advisors Management Trust (11)
              Oppenheimer Variable Account Funds (11)
              PIMCO Variable Insurance (12)
              Seligman Portfolios, Inc. (6)
              Summit Mutual Funds, Inc. (13)
              T. Rowe Price Equity Series, Inc. (14)
              Third Avenue Variable Series Trust (14)
              Universal Institutional Funds, Inc. (13)
      (b) Administrative Contract. (15)
(9)  Opinion and Consent of Counsel.
(10) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
(11) Omitted Financial Statements. Not applicable.
(12) Initial Capital Agreements. Not applicable.
(13) Powers of Attorney. (16)

Footnotes:

1 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 30 to Registration No. 2-92146, filed on February 27, 2008, EX-99.1.
2 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for Carillon Account File No. 333-110336, filed February 27, 2007, EX-99.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Registrant's initial registration statement on Form N-4 for Carillon Account File No. 333-118237, filed August 13, 2004, EX-99 (specimen contract and specimen application).

5 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386, filed February 27, 2008, EX-99.F.
6 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-36220, filed July 25, 2000, EX-99 6 and 7.
7 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.
8 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
9 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX.99.H.2.
10 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.5 and .6.
11 Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008, EX-99.H.3.
12 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.3.
13 Incorporated by reference to Carillon Life Account Form N-6 Registration Statement No. 333-151914 submitted to the SEC on June 25, 2008, EX-99.H.1 and .2.
14 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX-99.H.5 and .6.
15 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.
16 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 7 to Registration No. 333-118237, filed on February 27, 2008, EX-99.1.

Item 25.  Directors and Officers

         Name and Principal                   Position and Offices
         Business Address                     with Depositor
         ----------------                     ---------------
         Steven J. Valerius*                  President, Senior Vice President - Individual and Retirement
                                              Plans Division
         James M. Anderson*                   Director
         Michael S. Cambron*                  Director
         Michael A. Fisher*                   Director
         Francis V. Mastrianna, Ph.D.*        Director
         Myrtis H. Powell, Ph.D.*             Director
         Dudley S. Taft*                      Director
         John M. Tew, Jr., M.D.*              Director
         Kurt Y. Allen*                       Senior Vice President & Chief Marketing Officer, Individual
                                              & Retirement Plans
         Robert C. Barth**                    Senior Vice President and Chief Financial Officer
         Jan M. Connolly**                    Senior Vice President & Assistant Secretary
         Nancy A. Dalessio**                  Senior Vice President & Chief Information Officer
         Arnold D. Henkel**                   Senior Vice President, Individual Distribution
         Dale D. Johnson*                     Senior Vice President and Corporate Actuary
         Robert P. Kocher**                   Senior Vice President, Strategic Thinking
         William W. Lester**                  Senior Vice President, Investments
         John M. Lucas*                       Second Vice President, Associate Counsel and Secretary
         Lisa A. Mullen*                      Senior Vice President
         Kevin W. O'Toole*                    Senior Vice President
         Robert-John H. Sands***              Senior Vice President
         Janet L. Schmidt***                  Senior Vice President, Human Resources

* Principal Business Address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
** Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, Lincoln, Nebraska 68510.
*** Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................stock life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company, Inc. (DE)      asset management services
                      Calvert Shareholder Services, Inc. (DE)          administrative services
                      Calvert Administrative Services Company (DE)     administrative services
                      Calvert Distributors, Inc. (DE)                  broker-dealer

         Ameritas Life Insurance Corp. (NE)............................stock life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................stock life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                   Price, Raffel & Browne Administrators, Inc (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.  Number of Contract owners

         As of April 3, 2009 there were 8,756 qualified contracts and 2,397 non-qualified contracts in the Separate Account.


Item 28. Indemnification

         Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

         Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29.  Principal Underwriters

     (a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Carillon Account, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account and for variable life insurance contracts issued through Carillon Life Account, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Robert C. Barth*                           Director
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler***                         Senior Vice President - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     (c)  Compensation from the Registrant

----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                    $3,515,177           0                   0                  0

----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 30.  Location of Accounts and Records

         Our affiliate, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.


Item 31.  Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

         The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code
Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

         The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Account, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 10 to Registration Statement Number 333-118237 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 16th day of April, 2009.

                                                 CARILLON ACCOUNT
                                                  (Registrant)

                                        THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                  (Depositor)

                                     By:         Steven J. Valerius (1)
                                        --------------------------------------
                                                     President


           As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2009:

        Signature                                 Title
        ---------                                 -----
        Steven J. Valerius (1)                    President
        James M. Anderson (2)                     Director
        Michael S. Cambron (2)                    Director
        Richard H. Finan (2)                      Director
        Michael A. Fisher (2)                     Director
        Francis V. Mastrianna, Ph.D. (2)          Director
        Thomas E. Petry (2)                       Director
        Larry R. Pike (2)                         Director
        Myrtis H. Powell, Ph.D. (2)               Director
        Dudley S. Taft (2)                        Director
        John M. Tew, Jr., M.D. (2)                Director
        John M. Lucas (3)                         Second Vice President, Associate Counsel and Secretary
        Christopher T. Lutz (2)                   Vice President, Controller and Treasurer

        /S/Robert C. Barth                        Senior Vice President and Chief Financial Officer
        ----------------------------
        Robert C. Barth

1 Signed by Robert C. Barth, under Power of Attorney executed effective as of October 7, 2008.
2 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 23, 2007.
3 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

Exhibit

        9     Opinion and Consent of Counsel

        10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

        11    Power of Attorney